     As Filed with the Securities and Exchange Commission on April 28, 2005


                                                            File Nos. 033-37128
                                                                      811-03365

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                       [_]
                        Post-Effective Amendment No. 6                     [X]
                                   and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 191                          [X]
                        (Check Appropriate Box or Boxes)

                      METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             (Exact Name of Registrant)

                       METLIFE INVESTORS USA INSURANCE COMPANY
                                  (Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California                     92660
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

                  (Depositor's Telephone Number, including Area Code)
                                   (800) 989-3752
                        (Name and Address of Agent for Service)
                                 Richard C. Pearson
                             Executive Vice President
                        MetLife Investors USA Insurance Company
                               22 Corporate Plaza Drive
                           Newport Beach, California 92660
                                   (949) 629-1317

                                     Copies to:

                                 W. Thomas Conner
                           Sutherland Asbill & Brennan LLP
                            1275 Pennsylvania Avenue, NW
                               Washington, DC 20004
                                    (202) 383-0590

                   (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on May 1, 2005 pursuant to paragraph (b) of Rule 485.
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY


       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").



    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your purchase payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.



   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may choose to allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:




AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   Growth Fund
   Growth-Income Fund
   Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Asset Manager/SM/ Portfolio

   VIP Contrafund(R) Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio

   VIP Overseas Portfolio*


MET INVESTORS SERIES TRUST (CLASS A)
   Met/AIM Small Cap Growth Portfolio


   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio

   RCM Global Technology Portfolio


     (formerly PIMCO PEA Innovation Portfolio)

   PIMCO Total Return Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio


     (formerly State Street Research Bond Income Portfolio)


   BlackRock Large Cap Value Portfolio


     (formerly State Street Research Large Cap Value Portfolio)


   BlackRock Legacy Large Cap Growth Portfolio


     (formerly State Street Research Large Cap Growth Portfolio)


   BlackRock Strategic Value Portfolio


     (formerly State Street Research Aurora Portfolio)

   Davis Venture Value Portfolio
   FI Mid Cap Opportunities Portfolio
   Harris Oakmark Focused Value Portfolio
   Harris Oakmark Large Cap Value Portfolio
   Lehman Brothers(R) Aggregate Bond Index Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Morgan Stanley EAFE(R) Index Portfolio
   Russell 2000(R) Index Portfolio


   T. Rowe Price Small Cap Growth Portfolio




T. ROWE PRICE GROWTH STOCK FUND*


* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund are not available for use with Contracts purchased in connection with 403(b) Plans.






You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.



The Contracts:


..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 45 of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:


MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660-7901
Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2005

TABLE OF CONTENTS                                                           PAGE



                          GLOSSARY................ 3

                          SUMMARY OF THE CONTRACTS 5

                          FEE TABLES AND EXAMPLES. 9



             FINANCIAL AND PERFORMANCE
             INFORMATION...................................... 13

             DESCRIPTION OF METLIFE INVESTORS USA
             INSURANCE COMPANY, THE GENERAL
             ACCOUNT, THE SEPARATE ACCOUNT, THE
             FUNDS AND SERVICE PROVIDERS...................... 14
                The Insurance Company......................... 14
                The General Account........................... 14
                The Separate Account.......................... 15
                The Funds..................................... 16
                Principal Underwriter......................... 19
                Servicing Agent............................... 19

             CONTRACT CHARGES................................. 20
                Premium and Other Taxes....................... 20
                Surrender Charge.............................. 20
                Administrative Fees........................... 21
                Transaction Charges........................... 22
                Mortality and Expense Risk Charge............. 22
                Distribution Expense Charge................... 22
                Federal, State and Local Taxes................ 23
                Fund Expenses................................. 23
                Free Look Period.............................. 23
                Deferred Compensation Plans................... 24

             DESCRIPTION OF THE CONTRACTS..................... 25
                General....................................... 25
                Assignment.................................... 25
                Purchase Payments............................. 25
                Transfers..................................... 26
                Market Timing................................. 27
                Loans (403(b) Plans only)..................... 29
                Modification of the Contracts................. 29

             ACCUMULATION PERIOD.............................. 31
                Crediting Accumulation Units in the Separate
                 Account...................................... 31



                Separate Account Accumulation Unit Current
                 Values....................................... 31
                Surrender from the Separate Account........... 31
                Payment of Surrender Amount................... 32
                Account Statements............................ 32

             ANNUITY BENEFITS................................. 33
                Variable Annuity Payments..................... 33
                Assumed Investment Return..................... 33
                Election of Annuity Date and Form of Annuity.. 33
                Election of Annuity Date...................... 33
                Form of Annuity............................... 34
                Frequency of Payment.......................... 35
                Level Payments Varying Annually............... 35
                Annuity Unit Values........................... 36

             DEATH BENEFITS................................... 37
                Death Before the Annuity Date................. 37
                Death After the Annuity Date.................. 38

             FEDERAL TAX CONSIDERATIONS....................... 39

             VOTING RIGHTS.................................... 44

             LEGAL PROCEEDINGS................................ 45

             ADDITIONAL INFORMATION........................... 45

             TABLE OF CONTENTS OF STATEMENT OF
             ADDITIONAL INFORMATION........................... 45

                   APPENDIX A -- CONDENSED FINANCIAL
                   INFORMATION........................... A-1
                   APPENDIX B -- PARTICIPATING INVESTMENT
                   PORTFOLIOS............................ B-1


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.


CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.


CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.


FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).




FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.


NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.


OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.


PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.


PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.


SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.


SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS


Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).



There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.


[SIDE BAR: Please see "Transfers" for more information.]


Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.


You can transfer amounts allocated to the Separate Account:


..   between any of the Funds, at any time and as many times as you choose



..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option


See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT


Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of 31 Series, each of which invests in one of 31 Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS


The following fees and expenses apply under the Contracts:


                 Fee or Expense                 Amount of Fee
                 ----------------------------------------------
                 Daily Deductions

                 . Distribution expenses               .000274%
                                               (0.10% per year)

                 . Mortality and Expense risks         .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS


There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).


TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.


We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Market Timing."


SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)



             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.


However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees


..   surrender charges on certain surrenders



            PREMIUM TAXES

            . Payable to a state or government agency      0% - 3.5%
              with respect to the Contract. It may be
              deducted on or after the date the tax is
              incurred. Currently, MetLife Investors USA
              deducts these taxes upon annuitization.


[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD


You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.


VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER


You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:



..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)



However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.


You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY


You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.


MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:


..   the total of all Purchase Payments less any partial surrenders; or


..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS


Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.


[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

MARKET TIMING


MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

          PARTICIPANT TRANSACTION EXPENSES TABLE

          SURRENDER CHARGE (Note 1)                           7%
            (as a percentage of amounts accumulated
            with respect to a Purchase Payment,
            including earnings or losses credited to the
            Purchase Payment)
          TRANSACTION CHARGE (Note 2)
            (each surrender and annuitization)               $10
          TRANSFER FEE (Note 3)                                   $10
                                                         per transfer

--------------------------------------------------------------------------------

Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)


                    Number of Complete months from
                    Receipt of Purchase Payment    % Charge
                    ------------------------------ --------
                         60 months or less            7
                         More than 60 months          0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.


Note 3. This fee applies to each transfer from a Series. We currently waive this charge.



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.


--------------------------------------------------------------------------------

           PERIODIC FEES AND EXPENSES TABLE

           ADMINISTRATIVE CHARGE (Note 1)                $21.50 plus
            (deducted annually)                          $ 2.50 for
                                                         each Series
           SEPARATE ACCOUNT ANNUAL EXPENSES
             (referred to as Separate Account Product
             Charges) (as a percentage of average
             Participant's Account value in the Separate
             Account)
           Mortality and Expense Charge                        1.25%
           Distribution Expense Charge                         0.10%
                                                               -----
           Total Separate Account Annual Expenses              1.35%

--------------------------------------------------------------------------------

Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.


--------------------------------------------------------------------------------

                                                   Minimum Maximum
                                                   ------- -------
              Total Annual Fund Operating Expenses  0.29%   1.06%
              (expenses that are deducted from
              Fund assets, including management
              fees, 12b-1/Service fees, and other
              expenses)

--------------------------------------------------------------------------------

FUND EXPENSES


(as a percentage of the average daily net assets of a Fund)



The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



------------------------------------------------------------------------------------------------------------------
                                                                                                            NET
                                                                                     TOTAL   CONTRACTUAL   TOTAL
                                                                                    ANNUAL     EXPENSE    ANNUAL
                                             MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                                FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
(CLASS 2)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Growth Fund                                    0.35%       0.25%         0.01%      0.61%      0.00%      0.61%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Growth-Income Fund                             0.29%       0.25%         0.02%      0.56%      0.00%      0.56%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Global Small Capitalization Fund               0.77%       0.25%         0.04%      1.06%      0.00%      1.06%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio                0.53%       0.00%         0.12%      0.65%      0.00%      0.65%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                    0.57%       0.00%         0.11%      0.68%      0.00%      0.68%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                           0.58%       0.00%         0.10%      0.68%      0.00%      0.68%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Money Market Portfolio                     0.20%       0.00%         0.09%      0.29%      0.00%      0.29%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Overseas Portfolio                         0.72%       0.00%         0.19%      0.91%      0.00%      0.91%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Met/AIM Small Cap Growth Portfolio (1)         0.90%       0.00%         0.13%      1.03%      0.00%      1.03%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio           0.52%       0.00%         0.06%      0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio (1)                                0.52%       0.00%         0.05%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio (1)    0.77%       0.00%         0.29%      1.06%      0.06%      1.00%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                   0.50%       0.00%         0.07%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 RCM Global Technology Portfolio                0.90%       0.00%         0.01%      0.91%      0.00%      0.91%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value Portfolio         0.75%       0.00%         0.12%      0.87%      0.00%      0.87%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio                0.40%       0.00%         0.06%      0.46%      0.00%      0.46%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio            0.70%       0.00%         0.23%      0.93%      0.00%      0.93%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Legacy Large Cap Growth
   Portfolio                                    0.74%       0.00%         0.06%      0.80%      0.00%      0.80%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Strategic Value Portfolio            0.83%       0.00%         0.06%      0.89%      0.00%      0.89%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio                  0.72%       0.00%         0.06%      0.78%      0.00%      0.78%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 FI Mid Cap Opportunities Portfolio             0.68%       0.00%         0.07%      0.75%      0.00%      0.75%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Harris Oakmark Focused Value Portfolio         0.73%       0.00%         0.05%      0.78%      0.00%      0.78%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Harris Oakmark Large Cap Value Portfolio       0.73%       0.00%         0.06%      0.79%      0.00%      0.79%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index
   Portfolio                                    0.25%       0.00%         0.07%      0.32%      0.01%      0.31%
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                         NET
                                                                                  TOTAL   CONTRACTUAL   TOTAL
                                                                                 ANNUAL     EXPENSE    ANNUAL
                                          MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                             FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)--(CONTINUED)
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 MetLife Mid Cap Stock Index Portfolio       0.25%       0.00%         0.10%      0.35%      0.01%      0.34%
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 MFS(R) Total Return Portfolio               0.50%       0.00%         0.14%      0.64%      0.00%      0.64%
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 Morgan Stanley EAFE(R) Index Portfolio      0.30%       0.00%         0.29%      0.59%      0.01%      0.58%
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 Russell 2000(R) Index Portfolio             0.25%       0.00%         0.12%      0.37%      0.01%      0.36%
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 T. Rowe Price Small Cap Growth Portfolio    0.52%       0.00%         0.08%      0.60%      0.00%      0.60%
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T. ROWE PRICE
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 T. Rowe Price Growth Stock Fund             0.57%       0.00%         0.19%      0.76%      0.00%      0.76%
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The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the Funds. Each of these arrangements terminates on April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2004.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.01% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Lord Abbett Growth and Income Portfolio; and 0.12% for the MFS Research International Portfolio.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:



                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
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            (a)   $953.99               (a) $1,460.43               (a) $1,992.50               (a) $2,743.53
            (b)   $876.68               (b) $1,226.68               (b) $1,600.10               (b) $1,946.69



(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
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            (a)   $243.99                 (a) $750.43               (a) $1,282.50               (a) $2,733.53
            (b)   $166.68                 (b) $516.68               (b)   $890.10               (b) $1,936.69






The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION


We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.


For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


FINANCIAL INFORMATION


Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT


All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year.



The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Thirty-one of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS


The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.




AMERICAN FUNDS INSURANCE SERIES(R)


American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:


 Growth Fund
 Growth-Income Fund
 Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:



 VIP Asset Manager/SM/ Portfolio

 VIP Contrafund(R) Portfolio
 VIP Growth Portfolio
 VIP Money Market Portfolio

 VIP Overseas Portfolio (1)


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 Met/AIM Small Cap Growth Portfolio


 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio

 RCM Global Technology Portfolio


   (formerly PIMCO PEA Innovation Portfolio)

 PIMCO Total Return Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA. MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:



 BlackRock Bond Income Portfolio


   (formerly State Street Research Bond Income Portfolio)


 BlackRock Large Cap Value Portfolio


   (formerly State Street Research Large Cap Value Portfolio)


 BlackRock Legacy Large Cap Growth Portfolio


   (formerly State Street Research Large Cap Growth Portfolio)


 BlackRock Strategic Value Portfolio


   (formerly State Street Research Aurora Portfolio)

 Davis Venture Value Portfolio

 FI Mid Cap Opportunities Portfolio

 Harris Oakmark Focused Value Portfolio
 Harris Oakmark Large Cap Value Portfolio
 Lehman Brothers(R) Aggregate Bond Index Portfolio

 MetLife Mid Cap Stock Index Portfolio

 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 Morgan Stanley EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio


 T. Rowe Price Small Cap Growth Portfolio



T. ROWE PRICE GROWTH STOCK FUND


The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.(1)






(1) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.


The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.




A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]


The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.





CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers
LLC) or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.11%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.



We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Fund. We may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Distribution Plan is described in more detail in each Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") The payments are deducted from the assets of the Funds and are paid to our Distributor. These payments decrease the Fund's investment return.



HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Funds based on recommendations made by selling firms through which the Contract is sold. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Fund.





SUBSTITUTION OF FUND SHARES. If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close Funds to allocation of Purchase Payments or Participant's Account value, or both, at any time in our sole discretion.

PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Distributor is a Missouri corporation.



MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm. Certain Funds (see "Fee Tables and Examples--Fund Expenses" and the Fund prospectuses) make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of Funds. These payments range up to 0.25% of Separate Account assets invested in the particular Fund.


We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")




SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES


MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.


These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.


PREMIUM AND OTHER TAXES





MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.



SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:


                       Number of Months
                  Since Purchase Payment Date Surrender Charge
                  --------------------------------------------
                      60 months or less              7%
                      More than 60 months            0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE


In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:


..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;


..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);


..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES


An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:



..   the cost of Contract issuance;


..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]
TRANSACTION CHARGES


A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:


..   $10 or

..   2% of the amount surrendered.


These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Market Timing.")


MORTALITY AND EXPENSE RISK CHARGE


MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.


If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.


FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.


FUND EXPENSES



There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.



A Fund may assess a redemption fee up to 2% on Series assets that are redeemed out of the Fund in connection with a surrender or transfer. Each Fund determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund and is not retained by MetLife Investors USA. The redemption fee will be deducted from your Participant's Account value. For more information on each Fund's redemption fee, see the Fund prospectus.


FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,


..   unforseeable emergency, or


..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.


A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.



The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.


ASSIGNMENT


If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.



MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


PURCHASE PAYMENTS


You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

ACCUMULATION UNITS


Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year.



Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.


Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.


Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.



Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.


ANNUITY UNITS


You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING




MARKET TIMING. Frequent requests from Participants to transfer Participant's Account value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international small-cap, and high-yield Funds (i.e., the American Funds Global Small Capitalization, Fidelity VIP Overseas, Met/AIM Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, Third Avenue Small Cap Value, BlackRock Strategic Value, Morgan Stanley EAFE Index, Russell 2000 Index, and T. Rowe Price Small Cap Growth Portfolios) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Participants or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Participant's Account value will not be affected by any gain or loss due to the transfer and your Participant's Account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Participants to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Participant to engage in market timing. We apply our policies and procedures without exception, waiver or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Participants and other persons with interests in the Contracts.



The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Participants and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds.



In addition, Participants and other persons with interests in the Contracts should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest the Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Participant). You should read the Fund prospectuses for more details.


LOANS -- 403(B) PLANS ONLY


If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.


The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:


..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539

Phone: (800) 343-8496

ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each Business Day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.


SURRENDER FROM THE SEPARATE ACCOUNT


You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.



The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.



If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported


..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series


..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS


The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.


ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.


Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.


ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.


Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN


You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.


OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed

Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.



If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.



The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:


..   the mortality table specified in the Contract


..   the age, and where permitted, the sex of the Annuitant


..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.


Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.


LEVEL PAYMENTS VARYING ANNUALLY


Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:


..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)


..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.


If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.


If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.


If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.


MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
    ------------------------------------------------------------------------
                                                            401   403(b) IRA
    ------------------------------------------------------------------------
    After you die (paid to your Beneficiary(ies))            x      x     x
    ------------------------------------------------------------------------
    After you become totally disabled (as defined in the
      Code)                                                  x      x     x
    ------------------------------------------------------------------------
    If you separate from service after you reach age 55      x      x
    ------------------------------------------------------------------------
    In a series of substantially equal payments made
      annually (or more frequently over your life or life
      expectancy or over the joint lives (or joint and last
      survivor life expectancy) of you and your
      designated beneficiary (SEPP exception).               x(1)   x(1)  x
    ------------------------------------------------------------------------
    Pursuant to a domestic relations order                   x      x
    ------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions


Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.


The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.


Effective March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING


Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.


The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.


The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.


TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions.


GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.


MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS



MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2005, which provides more detailed information about the Contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS

                The Insurance Company
                Surrender Charges
                Net Investment Factor
                Annuity Payments
                Underwriters, Distribution of the Contracts
                Calculation of Performance
                Voting Rights
                Safekeeping of Securities
                Servicing Agent
                Experts
                Legal Matters
                Regulation of MetLife Investors USA
                Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.


  ---------------------------------------------------------------------------
                                                                      Accum
                                                 AUV at    AUV at     Units
                                                Beginning    End       End
                                                of Period of Period of Period
  ---------------------------------------------------------------------------
  MIST - JPM Quality Bond - Class A
      07/31/1991    to    07/31/1992...........    5.00      5.34       4,339
      07/31/1992    to    07/31/1993...........    5.34      7.66      16,762
      07/31/1993    to    12/31/1993...........    7.66      7.78      25,753
      01/01/1994    to    12/31/1994...........    7.78      7.42      42,544
      01/01/1995    to    12/31/1995...........    7.42      8.55      64,174
      01/01/1996    to    12/31/1996...........    8.55      8.68     139,116
      01/01/1997    to    12/31/1997...........    8.68      9.35     215,747
      01/01/1998    to    12/31/1998...........    9.35      9.92     516,448
      01/01/1999    to    12/31/1999...........    9.92      9.54     657,761
      01/01/2000    to    12/31/2000...........    9.54     10.28     671,742
      01/01/2001    to    12/31/2001...........   10.28     10.88     994,785
      01/01/2002    to    12/31/2002...........   10.88     11.70   1,542,200
      01/01/2003    to    12/31/2003...........   11.70     12.00   1,502,954
      01/01/2004    to    11/19/2004...........   12.00     12.35   1,429,559
  MIST - LA Growth & Income - Class A
      07/31/1991    to    07/31/1992...........    5.00      5.63      43,927
      07/31/1992    to    07/31/1993...........    5.63      8.27     133,858
      07/31/1993    to    12/31/1993...........    8.27      8.70     183,606
      01/01/1994    to    12/31/1994...........    8.70      8.85     328,797
      01/01/1995    to    12/31/1995...........    8.85     11.46     567,282
      01/01/1996    to    12/31/1996...........   11.46     13.77   1,274,231
      01/01/1997    to    12/31/1997...........   13.77     17.29   2,893,417
      01/01/1998    to    12/31/1998...........   17.29     18.79   4,623,935
      01/01/1999    to    12/31/1999...........   18.79     20.18   5,808,561
      01/01/2000    to    12/31/2000...........   20.18     21.91   6,361,071
      01/01/2001    to    12/31/2001...........   21.91     21.61   7,113,661
      01/01/2002    to    12/31/2002...........   12.61     17.50   7,530,918
      01/01/2003    to    12/31/2003...........   17.50     22.62   7,425,960
      01/01/2004    to    12/31/2004...........   22.62     25.20   7,300,584
  MIST - Met/AIM Small Cap Growth - Class A
      05/01/2003    to    12/31/2003...........    8.74     11.67      30,334
      01/01/2004    to    12/31/2004...........   11.67     12.29      33,497
  MIST - Lord Abbett Bond Debenture - Class A
      05/01/2003    to    12/31/2003...........   14.82     16.27      36,530
      01/01/2004    to    12/31/2004...........   16.27     17.41      88,340
  MIST - MFS Research International - Class A
      05/01/2004    to    12/31/2004...........    9.81     11.29      45,121
  MIST - PIMCO Innovation - Class A
      05/01/2003    to    12/31/2003...........    3.33      4.65     138,733
      01/01/2004    to    12/31/2004...........    4.65      4.39     160,263
  MIST - PIMCO Total Return - Class A
      05/01/2003    to    12/31/2003...........    7.86      7.93     369,398
      01/01/2004    to    12/31/2004...........    7.93      8.23   3,171,069
  MIST - Third Avenue Small Cap Value - Class A
      05/01/2003    to    12/31/2003...........    8.48     11.52      49,249
      01/01/2004    to    12/31/2004...........   11.52     14.41     188,702
  ---------------------------------------------------------------------------

   CONDENSED FINANCIAL INFORMATION (CONTINUED)

   --------------------------------------------------------------------------
                                                                     Accum
                                                AUV at    AUV at     Units
                                               Beginning    End       End
                                               of Period of Period of Period
   --------------------------------------------------------------------------
       Fidelity VIP II Asset Manager
         05/13/1992    to    07/31/1993.......    5.00      5.15       38,782
         07/31/1993    to    12/31/1993.......    5.15      5.62      258,061
         01/01/1994    to    12/31/1994.......    5.62      5.21    2,516,326
         01/01/1995    to    12/31/1995.......    5.21      6.02    4,182,918
         01/01/1996    to    12/31/1996.......    6.02      6.81    5,464,114
         01/01/1997    to    12/31/1997.......    6.81      8.12    6,838,501
         01/01/1998    to    12/31/1998.......    8.12      9.21    8,505,603
         01/01/1999    to    12/31/1999.......    9.21     10.10    9,842,875
         01/01/2000    to    12/31/2000.......   10.10      9.58   10,471,037
         01/01/2001    to    12/31/2001.......    9.58      9.06   11,212,634
         01/01/2002    to    12/31/2002.......    9.06      8.16   11,340,299
         01/01/2003    to    12/31/2003.......    8.16      9.50   10,931,444
         01/01/2004    to    12/31/2004.......    9.50      9.88   10,211,365
       Fidelity VIP Growth (MET)
         05/24/1992    to    07/31/1993.......    5.00      5.06        5,573
         07/31/1993    to    12/31/1993.......    5.06      5.40      110,644
         01/01/1994    to    12/31/1994.......    5.40      5.33    1,202,458
         01/01/1995    to    12/31/1995.......    5.33      7.13    2,758,913
         01/01/1996    to    12/31/1996.......    7.13      8.08    5,003,453
         01/01/1997    to    12/31/1997.......    8.08      9.85    6,614,665
         01/01/1998    to    12/31/1998.......    9.85     13.55    8,140,376
         01/01/1999    to    12/31/1999.......   13.55     18.39   10,212,262
         01/01/2000    to    12/31/2000.......   18.39     16.15   12,289,987
         01/01/2001    to    12/31/2001.......   16.15     13.12   13,869,929
         01/01/2002    to    12/31/2002.......   13.12      9.04   14,654,896
         01/01/2003    to    12/31/2003.......    9.04     11.85   14,704,494
         01/01/2004    to    12/31/2004.......   11.85     12.09   13,813,796
       Fidelity VIP II Index 500
         06/30/1992    to    07/31/1993.......    5.00      4.97          593
         07/31/1993    to    12/31/1993.......    4.97      5.20       13,988
         01/01/1994    to    12/31/1994.......    5.20      5.19       82,152
         01/01/1995    to    12/31/1995.......    5.19      7.04      416,557
         01/01/1996    to    12/31/1996.......    7.04      8.54    1,543,796
         01/01/1997    to    12/31/1997.......    8.54     11.19    3,577,094
         01/01/1998    to    12/31/1998.......   11.19     14.17    6,150,094
         01/01/1999    to    12/31/1999.......   14.17     16.85    8,754,667
         01/01/2000    to    12/31/2000.......   16.85     15.07   10,754,745
         01/01/2001    to    12/31/2001.......   15.07     13.07   12,576,542
         01/01/2002    to    12/31/2002.......   13.07     10.03   13,723,297
         01/01/2003    to    12/31/2003.......   10.03     12.70   12,705,145
         01/01/2004    to    12/31/2004.......   12.70     13.86   11,071,681
       Fidelity VIP Overseas
         11/17/1994    to    12/31/1994.......    5.33      5.67          114
         01/01/1995    to    12/31/1995.......    5.67      6.14        1,721
         01/01/1996    to    12/31/1996.......    6.14      6.86       15,303
         01/01/1997    to    12/31/1997.......    6.86      7.56       35,006
         01/01/1998    to    12/31/1998.......    7.56      8.41       48,352
         01/01/1999    to    12/31/1999.......    8.41     11.83       61,753
         01/01/2000    to    12/31/2000.......   11.83      9.45       76,224
         01/01/2001    to    12/31/2001.......    9.45      7.35       87,408
         01/01/2002    to    12/31/2002.......    7.35      5.78      100,377
         01/01/2003    to    12/31/2003.......    5.78      8.18      116,589
         01/01/2004    to    12/31/2004.......    8.18      9.18      135,991
   --------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

---------------------------------------------------------------------------------
                                                                         Accum
                                                    AUV at    AUV at     Units
                                                   Beginning    End       End
                                                   of Period of Period of Period
---------------------------------------------------------------------------------
Fidelity VIP Money Market
    11/12/1993    to    12/31/1993................    5.00      5.01        2,080
    01/01/1994    to    12/31/1994................    5.01      5.16       67,692
    01/01/1995    to    12/31/1995................    5.16      5.40      239,983
    01/01/1996    to    12/31/1996................    5.40      5.62      411,615
    01/01/1997    to    12/31/1997................    5.62      5.85      652,200
    01/01/1998    to    12/31/1998................    5.85      6.08    1,150,279
    01/01/1999    to    12/31/1999................    6.08      6.31    2,221,857
    01/01/2000    to    12/31/2000................    6.31      6.62    2,125,892
    01/01/2001    to    12/31/2001................    6.62      6.81    2,605,363
    01/01/2002    to    12/31/2002................    6.81      6.83    2,564,150
    01/01/2003    to    12/31/2003................    6.83      6.80    2,631,705
    01/01/2004    to    12/31/2004................    6.80      6.79    3,326,994
Fidelity VIP II Contrafund
    05/16/1995    to    12/31/1995................    5.00      6.29      691,653
    01/01/1996    to    12/31/1996................    6.29      7.54    3,026,615
    01/01/1997    to    12/31/1997................    7.54      9.24    5,895,334
    01/01/1998    to    12/31/1998................    9.24     11.85    8,532,096
    01/01/1999    to    12/31/1999................   11.85     14.53   11,065,052
    01/01/2000    to    12/31/2000................   14.53     13.39   12,973,409
    01/01/2001    to    12/31/2001................   13.39     11.59   15,567,610
    01/01/2002    to    12/31/2002................   11.59     10.36   16,462,689
    01/01/2003    to    12/31/2003................   10.36     13.14   16,460,782
    01/01/2004    to    12/31/2004................   13.14     14.97   16,395,321
Scudder SVS I International Class A
    05/22/1995    to    12/31/1995................    5.00      5.84      757,010
    01/01/1996    to    12/31/1996................    5.84      6.62      284,277
    01/01/1997    to    12/31/1997................    6.62      7.13      653,022
    01/01/1998    to    12/31/1998................    7.13      8.33      914,883
    01/01/1999    to    12/31/1999................    8.33     12.71    1,276,154
    01/01/2000    to    12/31/2000................   12.71      9.81    1,857,179
    01/01/2001    to    12/31/2001................    9.81      6.68    2,466,404
    01/01/2002    to    12/31/2002................    6.68      5.39    2,896,996
    01/01/2003    to    12/31/2003................    5.39      6.79    3,068,497
    01/01/2004    to    12/31/2004................    6.79      7.81    3,014,614
Alger American Small Capitalization Fund Class O
    05/22/1995    to    12/31/1995................    5.00      6.54      458,300
    01/01/1996    to    12/31/1996................    6.54      6.73    1,973,165
    01/01/1997    to    12/31/1997................    6.73      7.40    3,353,442
    01/01/1998    to    12/31/1998................    7.40      8.44    4,365,889
    01/01/1999    to    12/31/1999................    8.44     11.95    4,972,727
    01/01/2000    to    12/31/2000................   11.95      8.58    6,111,440
    01/01/2001    to    12/31/2001................    8.58      5.96    7,337,073
    01/01/2002    to    12/31/2002................    5.96      4.34    8,087,639
    01/01/2003    to    12/31/2003................    4.34      6.10    8,038,173
    01/01/2004    to    12/31/2004................    6.10      7.01    7,517,869
American Funds Global Small Capitalization Class 2
    05/01/2003    to    12/31/2003................   11.21     16.42       76,632
    01/01/2004    to    12/31/2004................   16.42     19.58      276,227
American Funds Growth & Income Fund Class 2
    05/01/2003    to    12/31/2003................   72.37     90.71       52,546
    01/01/2004    to    12/31/2004................   90.71     98.77      135,701
American Funds Growth Fund Class 2
    05/01/2003    to    12/31/2003................   93.36    116.56       58,944
    01/01/2004    to    12/31/2004................  116.56    129.36      130,416
---------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

------------------------------------------------------------------------------------
                                                                             Accum
                                                        AUV at    AUV at     Units
                                                       Beginning    End       End
                                                       of Period of Period of Period
------------------------------------------------------------------------------------
MSF - State Street Research Large Cap Growth - Class A
    05/01/2003    to    12/31/2003....................   19.63     24.33       8,178
    01/01/2004    to    12/31/2004....................   24.33     26.12      11,340
MSF - Davis Venture Value - Class A
    05/01/2003    to    12/31/2003....................   22.65     28.56      26,885
    01/01/2004    to    12/31/2004....................   28.56     31.66      80,404
MSF - FI Mid Cap Opportunities - Class A
    05/01/2003    to    12/31/2003....................    8.55     11.41      68,455
    01/01/2004    to    12/31/2004....................   11.41     17.03     128,005
MSF - Harris Oakmark Focused Value - Class A
    05/01/2003    to    12/31/2003....................   24.57     31.46     114,793
    01/01/2004    to    12/31/2004....................   31.46     34.12     356,061
MSF - Harris Oakmark Large Cap Value - Class A
    05/01/2003    to    12/31/2003....................   10.08     12.12     143,540
    01/01/2004    to    12/31/2004....................   12.12     13.32     329,589
MSF - Lehman Brothers Aggregate Bond Index Class A
    05/01/2003    to    12/31/2003....................   12.69     12.76      54,840
    01/01/2004    to    12/31/2004....................   12.76     13.10     174,272
MSF - MetLife Mid Cap Stock Index - Class A
    05/01/2003    to    12/31/2003....................    8.83     11.57     121,376
    01/01/2004    to    12/31/2004....................   11.57     13.24     339,222
MSF - MetLife Stock Index - Class A
    05/01/2003    to    12/31/2003....................   29.40     35.70     936,369
    01/01/2004    to    12/31/2004....................   35.70     38.95   1,140,897
MSF - MFS Total Return - Class A
    05/01/2003    to    12/31/2003....................   34.33     38.75      19,447
    01/01/2004    to    12/31/2004....................   38.75     42.53      92,767
MSF - Morgan Stanley EAFE Index - Class A
    05/01/2003    to    12/31/2003....................    7.18      9.67     109,137
    01/01/2004    to    12/31/2004....................    9.67     11.42     344,405
MSF - Russell 2000 Index - Class A
    05/01/2003    to    12/31/2003....................    9.81     13.61     112,861
    01/01/2004    to    12/31/2004....................   13.61     15.82     320,592
MSF - State Street Research Aurora - Class A
    05/01/2003    to    12/31/2003....................   10.93     16.11     169,976
    01/01/2004    to    12/31/2004....................   16.11     18.33     494,108
MSF - State Street Research Bond Income - Class A
    05/01/2003    to    12/31/2003....................   45.60     46.37      14,126
    01/01/2004    to    12/31/2004....................   46.37     47.77      40,781
MSF - State Street Research Large Cap Value - Cl A
    05/01/2003    to    12/31/2003....................    8.26     10.62      19,847
    01/01/2004    to    12/31/2004....................   10.62     11.88      50,655
MSF - T. Rowe Price Small Cap - Class A
    05/01/2004    to    12/31/2004....................   12.82     13.43      20,672
------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



AMERICAN FUNDS INSURANCE SERIES (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:


Growth Fund
 Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
 Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund
 Investment Objective: Seeks capital appreciation through stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Asset Manager/SM/ Portfolio
 Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Contrafund(R) Portfolio
 Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
 Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio
 Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.


VIP Overseas Portfolio*

 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio
 Subadviser: A I M Capital Management, Inc.
 Investment Objective: Seeks long-term growth of capital.



Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.


RCM Global Technology Portfolio


 Subadviser: RCM Capital Management LLC

 Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

 Subadviser: Pacific Investment Management Company LLC

 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:


BlackRock Bond Income Portfolio


 Subadviser: BlackRock Advisors, Inc.


 Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.



BlackRock Large Cap Value Portfolio


 Subadviser: BlackRock Advisors, Inc.


 Investment Objective: Seeks long-term growth of capital.



BlackRock Legacy Large Cap Growth Portfolio


 Subadviser: BlackRock Advisors, Inc.


 Investment Objective: Seeks long term capital appreciation.



BlackRock Strategic Value Portfolio


 Subadviser: BlackRock Advisors, Inc.


 Investment Objective: Seeks high total return, consisting principally of capital appreciation.


Davis Venture Value Portfolio

 Subadviser: Davis Selected Advisers, L.P.

 Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
 Subadviser: Fidelity Management & Research Company
 Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers(R) Aggregate Bond Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Lehman Brothers
   Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   500 Composite Stock Price Index ("S&P 500 Index").

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE(R) Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000(R) Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the return of the Russell 2000 Index.



T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.




T. ROWE PRICE GROWTH STOCK FUND*


 The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.

 Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.


* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund are not available for use with contracts purchased in connection with 403(b) plans.

                      STATEMENT OF ADDITIONAL INFORMATION

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A


          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  MAY 1, 2005



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED MAY 1, 2005, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, P.O. BOX 46539 DENVER, CO 80201-6539 OR BY TELEPHONING (800) 343-8496.



USA Flex Bonus

                 TABLE OF CONTENTS                       PAGE

                 THE INSURANCE COMPANY..................... 3

                 SURRENDER CHARGES......................... 3

                 NET INVESTMENT FACTOR..................... 3

                 ANNUITY PAYMENTS.......................... 3

                 UNDERWRITERS, DISTRIBUTION OF THE CONTRACT 4

                 CALCULATION OF PERFORMANCE................ 5

                 VOTING RIGHTS............................. 5

                 SAFEKEEPING OF SECURITIES................. 5

                 SERVICING AGENT........................... 5

                 EXPERTS................................... 6

                 LEGAL MATTERS............................. 6

                 REGULATION OF METLIFE INVESTORS USA....... 6

                 FINANCIAL STATEMENTS...................... 7

THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR


The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The

Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS




Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.



The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to the Contracts and all other contracts issued from the Separate Account in the following amounts during the periods indicated:



                                               Aggregate
                                               Amount of
                                              Commissions
                                 Aggregate    Retained by
                                 Amount of    Distributor
                                Commissions  After Payments
                                  Paid to      to Selling
                    Fiscal Year Distributor      Firms
                    ---------------------------------------
                       2002     $ 90,280,308       $0
                       2003     $169,179,314       $0
                       2004     $183,550,302       $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the Contracts.




CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS




As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, Participants have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, Participants are entitled to give us instructions for the number of shares which are deemed attributable to his or her Participant's Account.



MetLife Investors USA will vote all shares of the underlying Funds as directed by the Participant and others who have voting interests in the Funds. MetLife Investors USA will send, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive a Participant's voting instructions, it will vote his or her interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.



MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.



There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.



The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.



The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.


SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT


Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.


EXPERTS




The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


LEGAL MATTERS


Legal matters in connection with the Contracts have been passed on by Richard
C. Pearson, General Counsel of MetLife Investors USA Insurance Company. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                                11,662,876 shares $   320,029,313
    Lord Abbett Growth & Income Portfolio B                              24,691,604 shares     673,340,044
    Lord Abbett Bond Debenture Portfolio                                    175,193 shares       2,212,682
    Lord Abbett Bond Debenture Portfolio B                               35,385,033 shares     443,728,310
    AIM Mid Cap Core Equity Portfolio B                                   9,819,767 shares     138,065,930
    AIM Small Cap Growth Portfolio                                           34,707 shares         445,638
    AIM Small Cap Growth Portfolio B                                     17,335,531 shares     220,854,665
    Harris Oakmark International Portfolio B                             21,802,342 shares     311,119,427
    Third Avenue Small Cap Value Portfolio                                  195,026 shares       2,804,479
    Third Avenue Small Cap Value Portfolio B                             22,222,366 shares     319,335,400
    Oppenheimer Capital Appreciation Portfolio                            2,188,709 shares      18,297,606
    Oppenheimer Capital Appreciation Portfolio B                         55,691,516 shares     462,796,500
    Money Market Portfolio B                                             99,153,219 shares      99,153,219
    Janus Aggressive Growth Portfolio B                                  23,569,480 shares     178,656,657
    PIMCO Total Return Bond Portfolio                                     4,689,381 shares      53,458,949
    PIMCO Total Return Bond Portfolio B                                  38,007,386 shares     430,243,605
    PIMCO PEA Innovation Portfolio                                          155,306 shares         717,513
    PIMCO PEA Innovation Portfolio B                                     13,696,828 shares      62,731,475
    PIMCO Inflation Protected Bond Portfolio B                           34,494,380 shares     366,675,258
    T Rowe Price Mid Cap Growth Portfolio B                              25,996,859 shares     194,196,541
    MFS Research International Portfolio A                                   43,492 shares         509,731
    MFS Research International Portfolio B                               19,850,980 shares     231,859,445
    Neuberger Berman Real Estate Portfolio B                              6,630,455 shares      82,681,769
    Turner Mid-Cap Growth Portfolio B                                     5,144,412 shares      57,720,296
    Goldman Sachs Mid-Cap Value B                                         6,315,917 shares      75,475,209
    Defensive Strategy Fund of Fund B                                    10,421,242 shares     103,691,358
    Moderate Strategy Fund of Fund B                                     36,823,513 shares     372,285,715
    Balance Strategy Fund of Fund B                                     115,443,391 shares   1,190,221,359
    Growth Strategy Fund of Fund B                                       91,994,296 shares     971,459,771
    Aggressive Strategy Fund of Fund B                                   20,459,076 shares     218,707,527
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                                      65,481 shares       1,394,738
    Capital Appreciation Fund                                                31,698 shares         719,218
    International Growth Fund                                                38,782 shares         766,725
    Balanced Fund                                                           110,078 shares       1,165,729
   MFS Variable Insurance Trust (MFS):
    Research Series                                                          22,795 shares         348,759
    Investors Trust Series                                                    9,383 shares         169,641
    New Discovery Series                                                     15,850 shares         235,687
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                         15,086 shares         314,388
    Bond Fund                                                                35,021 shares         402,738
    Strategic Bond Fund                                                      21,459 shares         111,803
    Main Street Small Cap Growth Fund                                        12,142 shares         194,871
    Money Fund                                                              297,947 shares         297,947
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Asset Manager Portfolio                                              11,112,043 shares     165,013,843
    Growth Portfolio                                                      7,855,908 shares     251,467,598
    Contrafund Portfolio                                                 10,478,302 shares     278,932,413

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments at market value, continued:
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity) (Cont'd):
    Overseas Portfolio                                                              642,018 shares $    11,248,151
    Equity-Income Portfolio                                                         931,763 shares      23,638,817
    Index 500 Portfolio                                                           1,140,142 shares     157,054,492
    Money Market Portfolio                                                       29,307,345 shares      29,307,345
   Scudder I Variable Series I (Scudder I):
    International Portfolio                                                       2,523,704 shares      23,975,184
   Metropolitan Life Series (MetLife):
    FI Mid Cap Portfolio                                                            204,207 shares       3,336,741
    Russell 2000 Index Portfolio                                                    439,311 shares       6,154,751
    FI International Stock                                                           43,536 shares         500,667
    Putnam Voyager Portfolio                                                         84,010 shares         398,209
    Stock Index Portfolio                                                         2,425,892 shares      78,283,527
    Stock Index Portfolio B                                                       6,715,916 shares     211,685,670
    SSR Large Cap Growth                                                             14,919 shares         303,907
    SSR Aurora Portfolio                                                            478,776 shares       9,178,131
    SSR Bond Income Portfolio                                                        17,416 shares       1,980,546
    SSR Large Cap Value Portfolio                                                    50,226 shares         607,734
    Lehman Brothers Aggregate Bond Index                                            208,938 shares       2,302,498
    Harris Oakmark Large Cap Value Fund                                             332,638 shares       4,447,364
    Morgan Stanley EAFE Index                                                       344,545 shares       4,010,502
    MFS Total Return Series                                                          27,991 shares       4,141,052
    Mid Cap Stock Index                                                             352,812 shares       4,837,054
    Davis Venture Value Fund                                                         91,510 shares       2,583,328
    Davis Venture Value Fund E                                                   22,682,346 shares     637,147,092
    Harris Oakmark Focused Value Fund                                                50,472 shares      12,308,699
    Harris Oakmark Focused Value Fund B                                           1,719,136 shares     412,523,790
    Jennison Growth Portfolio B                                                  21,091,976 shares     229,058,863
    SSR Money Market                                                                    429 shares          42,787
    T Rowe Price Small Cap Growth                                                    30,733 shares         418,893
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                                             17,694 shares         460,401
    Enterprise Fund                                                                  11,840 shares         161,022
    Growth & Income Fund                                                             16,144 shares         311,904
   Federated Investors Insurance Company (Federated):
    Equity Income Fund II                                                             7,037 shares          94,430
    High Income Bond Fund II                                                         22,711 shares         186,227
    Growth Strategic Fund II                                                          8,982 shares         188,806
   Neuberger Berman (Neuberger):
    Genesis Trust                                                                       329 shares          14,030
   The Alger American Fund (Alger):
    Small Capitalization Fund                                                     3,121,686 shares      63,245,357
   T Rowe Price Funds (T Rowe):
    Growth Fund                                                                     414,292 shares      11,049,157
    International Stock Fund                                                         84,627 shares       1,094,227
    Prime Reserve Fund                                                            1,149,982 shares       1,149,982
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth                                                              347 shares           9,304
   American Funds Corp. (American):
    Global Small Capitalization Fund                                                325,811 shares       5,545,295
    Growth Fund                                                                     336,590 shares      17,199,760
    Growth & Income Fund                                                            372,474 shares      13,647,442
                                                                                                   ---------------
      Total assets                                                                                 $10,290,844,627
                                                                                                   ===============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

 Sub-account liabilities:
   Due to/(from) general account, net:
    Met Investors Lord Abbett Growth & Income Portfolio        $       204,159
    Met Investors Lord Abbett Growth & Income Portfolio B                   (2)
    Met Investors Lord Abbett Bond Debenture Portfolio                   1,186
    Met Investors AIM Mid Cap Core Equity Portfolio B                       40
    Met Investors AIM Small Cap Growth Portfolio                           335
    Met Investors AIM Small Cap Growth Portfolio B                           1
    Met Investors Harris Oakmark International Portfolio B                   1
    Met Investors Third Avenue Small Cap Value Portfolio                 2,067
    Met Investors Oppenheimer Capital Appreciation Portfolio               256
    Met Investors Money Market Portfolio B                                  33
    Met Investors Janus Aggressive Growth Portfolio B                       23
    Met Investors PIMCO Total Return Bond Portfolio                    (19,259)
    Met Investors PIMCO PEA Innovation Portfolio                           550
    Met Investors PIMCO PEA Innovation Portfolio B                          21
    Met Investors PIMCO Inflation Protected Bond Portfolio B                32
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                   48
    Met Investors MFS Research International Portfolio A                   354
    Met Investors Neuberger Berman Real Estate Portfolio B                  25
    Met Investors Turner Mid-Cap Growth Portfolio B                         30
    Met Investors Goldman Sachs Mid-Cap Value B                             36
    Met Investors Defensive Strategy Fund of Fund B                         18
    Met Investors Moderate Strategy Fund of Fund B                          34
    Met Investors Balance Strategy Fund of Fund B                           20
    Met Investors Growth Strategy Fund of Fund B                             1
    AIM Premier Equity Fund                                                  1
    AIM Capital Appreciation Fund                                            1
    AIM International Growth Fund                                            1
    MFS Research Series                                                     (1)
    MFS Investors Trust Series                                               1
    Oppenheimer Money Fund                                                (173)
    Fidelity Asset Manager Portfolio                                   112,593
    Fidelity Growth Portfolio                                          165,397
    Fidelity Contrafund Portfolio                                      193,175
    Fidelity Overseas Portfolio                                            896
    Fidelity Equity-Income Portfolio                                        (1)
    Fidelity Index 500 Portfolio                                       132,528
    Fidelity Money Market Portfolio                                     18,807
    Scudder I International Portfolio                                   18,218
    MetLife FI Mid Cap Portfolio                                         2,021
    MetLife Russell 2000 Index Portfolio                                 3,856
    MetLife Met/Putnam Voyager Portfolio A                                   1
    MetLife Stock Index Portfolio                                       33,306
    MetLife Stock Index Portfolio B                                         (1)
    MetLife SSR Large Cap Growth                                           229
    MetLife SSR Aurora Portfolio                                         6,944
    MetLife SSR Bond Income Portfolio                                    1,490
    MetLife SSR Large Cap Value Portfolio                                  444
    MetLife Lehman Brothers Aggregate Bond Index                         1,740

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) general account, net continued:
   MetLife Harris Oakmark Large Cap Value Fund                  $         3,334
   MetLife Morgan Stanley EAFE Index                                      3,009
   MetLife MFS Total Return Series                                       (1,286)
   MetLife Mid Cap Stock Index                                            3,577
   MetLife Davis Venture Value Fund                                       1,950
   MetLife Harris Oakmark Focused Value Fund                              9,327
   MetLife Harris Oakmark Focused Value Fund B                                7
   MetLife Jennison Growth Portfolio B                                       49
   MetLife SSR Money Market                                                 (80)
   MetLife T Rowe Price Small Cap Growth                                    160
   Van Kampen Enterprise Fund                                                 1
   Van Kampen Growth & Income Fund                                           (1)
   Neuberger Genesis Trust                                                    5
   Alger Small Capitalization Fund                                       42,898
   T Rowe Growth Fund                                                     6,079
   T Rowe International Stock Fund                                          553
   T Rowe Prime Reserve Fund                                                654
   Janus Aspen Worldwide Growth                                               8
   American Global Small Capitalization Fund                              4,151
   American Growth Fund                                                  13,080
   American Growth & Income Fund                                         10,670
                                                                ---------------
      Total liabilities                                         $       979,627
                                                                ===============

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio          $   319,825,154
   Met Investors Lord Abbett Growth & Income Portfolio B            672,959,567
   Met Investors Lord Abbett Bond Debenture Portfolio                 2,211,496
   Met Investors Lord Abbett Bond Debenture Portfolio B             443,564,519
   Met Investors AIM Mid Cap Core Equity Portfolio B                138,057,739
   Met Investors AIM Small Cap Growth Portfolio                         445,303
   Met Investors AIM Small Cap Growth Portfolio B                   220,845,063
   Met Investors Harris Oakmark International Portfolio B           311,116,890
   Met Investors Third Avenue Small Cap Value Portfolio               2,802,412
   Met Investors Third Avenue Small Cap Value Portfolio B           319,313,181
   Met Investors Oppenheimer Capital Appreciation Portfolio          18,297,350
   Met Investors Oppenheimer Capital Appreciation Portfolio B       462,671,824
   Met Investors Money Market Portfolio B                            99,013,931
   Met Investors Janus Aggressive Growth Portfolio B                178,578,254
   Met Investors PIMCO Total Return Bond Portfolio                   53,478,208
   Met Investors PIMCO Total Return Bond Portfolio B                429,725,318
   Met Investors PIMCO PEA Innovation Portfolio                         716,963
   Met Investors PIMCO PEA Innovation Portfolio B                    62,731,454
   Met Investors PIMCO Inflation Protected Bond Portfolio B         366,650,314
   Met Investors T Rowe Price Mid Cap Growth Portfolio B            194,170,554

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

  Sub-account net assets, continued:
    Accumulation units, continued:
     Met Investors MFS Research International Portfolio A     $       509,377
     Met Investors MFS Research International Portfolio B         231,814,586
     Met Investors Neuberger Berman Real Estate Portfolio B        82,680,585
     Met Investors Turner Mid-Cap Growth Portfolio B               57,720,266
     Met Investors Goldman Sachs Mid-Cap Value B                   75,474,640
     Met Investors Defensive Strategy Fund of Fund B              103,691,340
     Met Investors Moderate Strategy Fund of Fund B               372,285,681
     Met Investors Balance Strategy Fund of Fund B              1,190,221,339
     Met Investors Growth Strategy Fund of Fund B                 971,459,770
     Met Investors Aggressive Strategy Fund of Fund B             218,707,527
     AIM Premier Equity Fund                                        1,394,737
     AIM Capital Appreciation Fund                                    719,217
     AIM International Growth Fund                                    766,724
     AIM Balanced Fund                                              1,165,729
     MFS Research Series                                              348,760
     MFS Investors Trust Series                                       169,640
     MFS New Discovery Series                                         235,687
     Oppenheimer Main Street Growth & Income Fund                     314,388
     Oppenheimer Bond Fund                                            402,738
     Oppenheimer Strategic Bond Fund                                  111,803
     Oppenheimer Main Street Small Cap Growth Fund                    194,871
     Oppenheimer Money Fund                                           298,120
     Fidelity Asset Manager Portfolio                             164,901,250
     Fidelity Growth Portfolio                                    251,302,201
     Fidelity Contrafund Portfolio                                278,739,238
     Fidelity Overseas Portfolio                                   11,247,255
     Fidelity Equity-Income Portfolio                              23,638,818
     Fidelity Index 500 Portfolio                                 156,921,964
     Fidelity Money Market Portfolio                               29,288,538
     Scudder I International Portfolio                             23,956,966
     MetLife FI Mid Cap Portfolio                                   3,334,720
     MetLife Russell 2000 Index Portfolio                           6,150,895
     MetLife FI International Stock                                   500,667
     MetLife Met/Putnam Voyager Portfolio                             398,208
     MetLife Stock Index Portfolio                                 78,250,221
     MetLife Stock Index Portfolio B                              211,660,563
     MetLife SSR Large Cap Growth                                     303,678
     MetLife SSR Aurora Portfolio                                   9,171,187
     MetLife SSR Bond Income Portfolio                              1,979,056
     MetLife SSR Large Cap Value Portfolio                            607,290
     MetLife Lehman Brothers Aggregate Bond Index                   2,300,758
     MetLife Harris Oakmark Large Cap Value Fund                    4,444,030
     MetLife Morgan Stanley EAFE Index                              4,007,493
     MetLife MFS Total Return Series                                4,142,338
     MetLife Mid Cap Stock Index                                    4,833,477
     MetLife Davis Venture Value Fund                               2,581,378
     MetLife Davis Venture Value Fund E                           636,930,615
     MetLife Harris Oakmark Focused Value Fund                     12,299,372

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   MetLife Harris Oakmark Focused Value Fund B                  $   412,298,831
   MetLife Jennison Growth Portfolio B                              229,050,652
   MetLife SSR Money Market                                              42,867
   MetLife T Rowe Price Small Cap Growth                                418,733
   Van Kampen Emerging Growth Fund                                      460,401
   Van Kampen Enterprise Fund                                           161,021
   Van Kampen Growth & Income Fund                                      311,905
   Federated Equity Income Fund II                                       94,430
   Federated High Income Bond Fund II                                   186,227
   Federated Growth Strategic Fund II                                   188,806
   Neuberger Genesis Trust                                               14,025
   Alger Small Capitalization Fund                                   63,202,459
   T Rowe Growth Fund                                                11,043,078
   T Rowe International Stock Fund                                    1,093,674
   T Rowe Prime Reserve Fund                                          1,149,328
   Janus Aspen Worldwide Growth                                           9,296
   American Global Small Capitalization Fund                          5,541,144
   American Growth Fund                                              17,186,680
   American Growth & Income Fund                                     13,636,772
                                                                ---------------
    Net Accumulation Assets                                     $10,287,845,524
                                                                ---------------

Sub-account net assets:
  Annuitization units:
   Met Investors Lord Abbett Growth & Income Portfolio B        $       380,479
   Met Investors Lord Abbett Bond Debenture Portfolio B                 163,791
   Met Investors AIM Mid Cap Core Equity Portfolio B                      8,151
   Met Investors AIM Small Cap Growth Portfolio B                         9,601
   Met Investors Harris Oakmark International Portfolio B                 2,536
   Met Investors Third Avenue Small Cap Value Portfolio B                22,219
   Met Investors Oppenheimer Capital Appreciation Portfolio B           124,676
   Met Investors Money Market Portfolio B                               139,255
   Met Investors Janus Aggressive Growth Portfolio B                     78,380
   Met Investors PIMCO Total Return Bond Portfolio B                    518,287
   Met Investors PIMCO Inflation Protected Bond Portfolio B              24,912
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                 25,939
   Met Investors MFS Research International Portfolio B                  44,859
   Met Investors Neuberger Berman Real Estate Portfolio B                 1,159
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                    533
   MetLife Stock Index Portfolio B                                       25,108
   MetLife Davis Venture Value Fund E                                   216,477
   MetLife Harris Oakmark Focused Value Fund B                          224,952
   MetLife Jennison Growth Portfolio B                                    8,162
                                                                ---------------
    Net Annuitization Assets                                    $     2,019,476
                                                                ---------------
      Total net assets                                          $10,289,865,000
                                                                ===============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett      Lord Abbett     JP Morgan
                                                      Growth         Growth          Bond             Bond          Quality
                                                     & Income       & Income       Debenture        Debenture        Bond
                                                     Portfolio     Portfolio B     Portfolio       Portfolio B   Portfolio (a)
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $    1,446,795      2,310,434         71,548       14,306,650      2,223,540
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                           3,902,857     11,097,739         20,153        8,212,675        368,840
  Administrative fee                                      74,151      1,958,359            773        1,446,506         13,711
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                     3,977,008     13,056,098         20,926        9,659,181        382,551
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                      (2,530,213)   (10,745,664)        50,622        4,647,469      1,840,989
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (258,789)    67,526,358         17,613       38,584,694       (906,141)
  Realized gain distributions                                  -              -              -                -        629,029
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                            (258,789)    67,526,358         17,613       38,584,694       (277,112)
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)      35,854,914     25,862,520         48,724       (9,759,808)      (743,674)
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   33,065,912     82,643,214        116,959       33,472,355        820,203
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                   Met/Putnam      Met/Putnam
                                                    Research        Research
                                                  Portfolio (a)  Portfolio B (a)
                                                  -------------  ---------------
Income:
  Dividends                                             170,797         526,763
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                            186,866         892,300
  Administrative fee                                     29,828         157,391
                                                  -------------   -------------
    Total expenses                                      216,694       1,049,691
                                                  -------------   -------------
    Net investment income (loss)                        (45,897)       (522,928)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,622,730       8,997,703
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                          1,622,730       8,997,703
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)     (1,276,614)     (7,997,493)
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         300,219         477,282
                                                  =============   =============

(a) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                               Met Investors
                                                  --------------------------------------------------------------------------
                                                        AIM            AIM            AIM          Harris      Third Avenue
                                                      Mid Cap       Small Cap      Small Cap       Oakmark      Small Cap
                                                    Core Equity      Growth         Growth      International     Value
                                                    Portfolio B     Portfolio     Portfolio B    Portfolio B    Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -              -              -         43,806
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           2,298,108          5,275      3,391,643      4,834,280         18,944
  Administrative fee                                     404,640              -        597,997        850,796              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     2,702,748          5,275      3,989,640      5,685,076         18,944
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                      (2,702,748)        (5,275)    (3,989,640)    (5,685,076)        24,862
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         15,976,683         10,529     21,807,555     52,686,338         31,330
  Realized gain distributions                                  -              -              -              -         22,334
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          15,976,683         10,529     21,807,555     52,686,338         53,664
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       4,388,840         12,723       (278,818)    19,269,650        277,825
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   17,662,775         17,977     17,539,097     66,270,912        356,351
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                   Third Avenue   Oppenheimer
                                                    Small Cap       Capital
                                                      Value      Appreciation
                                                   Portfolio B   Portfolio (b)
                                                  -------------  -------------
Income:
  Dividends                                           4,392,673              6
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          4,772,734         23,056
  Administrative fee                                    840,646          3,236
                                                  -------------  -------------
    Total expenses                                    5,613,380         26,292
                                                  -------------  -------------
    Net investment income (loss)                     (1,220,707)       (26,286)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        45,561,520          9,440
  Realized gain distributions                         2,668,818              6
                                                  -------------  -------------
    Net realized gain (loss)                         48,230,338          9,446
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     27,715,455        590,950
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      74,725,086        574,110
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                   Oppenheimer                       Janus          PIMCO          PIMCO
                                                     Capital          Money       Aggressive     Total Return   Total Return
                                                   Appreciation      Market         Growth           Bond           Bond
                                                   Portfolio B     Portfolio B    Portfolio B     Portfolio     Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $   16,239,345        828,878              -      1,512,446     36,660,774
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           7,216,282      1,875,051      3,291,686        314,841      7,416,362
  Administrative fee                                   1,274,047        331,155        577,516         31,215      1,316,837
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     8,490,329      2,206,206      3,869,202        346,056      8,733,199
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                       7,749,016     (1,377,328)    (3,869,202)     1,166,390     27,927,575
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         27,309,552              -     19,824,763        495,278      2,201,587
  Realized gain distributions                         17,860,969              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          45,170,521              -     19,824,763        495,278      2,201,587
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (30,034,891)             -       (905,303)      (639,625)   (15,690,290)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   22,884,646     (1,377,328)    15,050,258      1,022,043     14,438,872
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                    PIMCO PEA      PIMCO PEA
                                                    Innovation    Innovation
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                                 538         48,927
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              9,392        931,260
  Administrative fee                                          -        162,049
                                                  -------------  -------------
    Total expenses                                        9,392      1,093,309
                                                  -------------  -------------
    Net investment income (loss)                         (8,854)    (1,044,382)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            39,734      1,930,754
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             39,734      1,930,754
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (96,425)    (2,370,714)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (65,545)    (1,484,342)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                      PIMCO         T Rowe            MFS            MFS          Neuberger
                                                    Inflation    Price Mid Cap     Research       Research         Berman
                                                  Protected Bond    Growth       International  International    Real Estate
                                                   Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B   Portfolio B (b)
                                                  -------------- -------------  --------------- -------------  ---------------
Income:
  Dividends                                       $   19,603,008             -           1,053        501,417       3,168,799
                                                  -------------- -------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                           6,273,268     2,992,612             843      3,262,128         944,657
  Administrative fee                                   1,101,194       529,987               -        578,130         167,290
                                                  -------------- -------------   -------------  -------------   -------------
    Total expenses                                     7,374,462     3,522,599             843      3,840,258       1,111,947
                                                  -------------- -------------   -------------  -------------   -------------
    Net investment income (loss)                      12,228,546    (3,522,599)            210     (3,338,841)      2,056,852
                                                  -------------- -------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         18,343,529    18,616,632             697     36,350,149      13,291,676
  Realized gain distributions                             23,720             -               -              -               -
                                                  -------------- -------------   -------------  -------------   -------------
    Net realized gain (loss)                          18,367,249    18,616,632             697     36,350,149      13,291,676
                                                  -------------- -------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)         854,458    11,556,771          38,520     17,372,956      14,778,994
                                                  -------------- -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $   31,450,253    26,650,804          39,427     50,384,264      30,127,522
                                                  ============== =============   =============  =============   =============

                                                  ------------------------------
                                                      Turner         Goldman
                                                      Mid-Cap         Sachs
                                                      Growth         Mid-Cap
                                                  Portfolio B (b)  Value B (b)
                                                  --------------- -------------
Income:
  Dividends                                                    -        867,080
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                             714,902        855,190
  Administrative fee                                     126,104        150,927
                                                   -------------  -------------
    Total expenses                                       841,006      1,006,117
                                                   -------------  -------------
    Net investment income (loss)                        (841,006)      (139,037)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          5,309,182      8,797,585
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                           5,309,182      8,797,585
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)       7,666,573     11,000,598
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       12,134,749     19,659,146
                                                   =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                               Met Investors
                                                  -----------------------------------------------------------------------
                                                    Defensive       Moderate      Balance        Growth      Aggressive
                                                     Strategy       Strategy      Strategy      Strategy      Strategy
                                                     Fund of        Fund of       Fund of       Fund of       Fund of
                                                    Fund B (c)     Fund B (c)    Fund B (c)    Fund B (c)    Fund B (c)
                                                  --------------  ------------- ------------- ------------- -------------
Income:
  Dividends                                       $    1,774,039      4,983,265    11,767,405     6,053,893       480,928
                                                  --------------  ------------- ------------- ------------- -------------
Expenses:
  Mortality and expense risk                             107,302        359,311     1,117,118       914,826       199,538
  Administrative fee                                      18,781         63,640       198,279       162,965        35,611
                                                  --------------  ------------- ------------- ------------- -------------
    Total expenses                                       126,083        422,951     1,315,397     1,077,791       235,149
                                                  --------------  ------------- ------------- ------------- -------------
    Net investment income (loss)                       1,647,956      4,560,314    10,452,008     4,976,102       245,779
                                                  --------------  ------------- ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -              -             -             -             -
  Realized gain distributions                                  -              -             -             -             -
                                                  --------------  ------------- ------------- ------------- -------------
    Net realized gain (loss)                                   -              -             -             -             -
                                                  --------------  ------------- ------------- ------------- -------------
Change in unrealized appreciation (depreciation)        (294,057)       895,904    10,765,002    15,698,765     4,595,051
                                                  --------------  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,353,899      5,456,218    21,217,010    20,674,867     4,840,830
                                                  ==============  ============= ============= ============= =============

                                                               AIM
                                                  ----------------------------

                                                                    Capital
                                                     Premier      Appreciation
                                                   Equity Fund        Fund
                                                  -------------  -------------
Income:
  Dividends                                               6,319              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             17,572          9,101
  Administrative fee                                      2,343          1,212
                                                  -------------  -------------
    Total expenses                                       19,915         10,313
                                                  -------------  -------------
    Net investment income (loss)                        (13,596)       (10,313)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (87,947)       (41,575)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (87,947)       (41,575)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        154,810         85,483
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          53,267         33,595
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                               AIM                                   MFS
                                                  -----------------------------  -------------------------------------------


                                                   International     Balanced       Research      Investors    New Discovery
                                                    Growth Fund        Fund          Series      Trust Series     Series
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        4,474         16,384          4,100          1,164              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               8,734         14,627          4,468          2,170          3,491
  Administrative fee                                       1,150          1,934            594            291            471
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         9,884         16,561          5,062          2,461          3,962
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,410)          (177)          (962)        (1,297)        (3,962)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         163,836         83,501         65,099         20,319         23,863
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      140,712         65,826         43,740         15,589          6,670
                                                  ==============  =============  =============  =============  =============

                                                          Oppenheimer
                                                  ----------------------------
                                                      Main
                                                     Street
                                                    Growth &         Bond
                                                   Income Fund       Fund
                                                  -------------  -------------
Income:
  Dividends                                              14,392         20,499
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,932          5,175
  Administrative fee                                      1,400            689
                                                  -------------  -------------
    Total expenses                                        9,332          5,864
                                                  -------------  -------------
    Net investment income (loss)                          5,060         14,635
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (137,123)           448
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (137,123)           448
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        149,472            222
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          17,409         15,305
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                   Oppenheimer
                                                  --------------------------------------------  --------------
                                                                   Main Street
                                                     Strategic        Small                         Asset
                                                       Bond            Cap           Money         Manager
                                                       Fund        Growth Fund       Fund         Portfolio
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $       12,823              -          3,013      4,642,528
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,754          2,305          4,218      2,253,600
  Administrative fee                                         270            303            598         44,523
                                                  --------------  -------------  -------------  -------------
    Total expenses                                         2,024          2,608          4,816      2,298,123
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                          10,799         (2,608)        (1,803)     2,344,405
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              7,839          3,590              -     (2,087,213)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                               7,839          3,590              -     (2,087,213)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (11,242)        28,777              -      6,220,678
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        7,396         29,759         (1,803)     6,477,870
                                                  ==============  =============  =============  =============

                                                             Fidelity
                                                  --------------------------------------------


                                                     Growth        Contrafund     Overseas
                                                    Portfolio      Portfolio      Portfolio
                                                  -------------  -------------  -------------
Income:
  Dividends                                             688,215        862,469        140,133
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                          3,402,732      3,468,695        129,261
  Administrative fee                                     68,220         48,053         17,181
                                                  -------------  -------------  -------------
    Total expenses                                    3,470,952      3,516,748        146,442
                                                  -------------  -------------  -------------
    Net investment income (loss)                     (2,782,737)    (2,654,279)        (6,309)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (7,634,812)     1,744,097       (548,352)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                         (7,634,812)     1,744,097       (548,352)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     14,833,445     35,062,867      1,804,993
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       4,415,896     34,152,685      1,250,332
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                    Fidelity                     Scudder I
                                                  -------------------------------------------  -------------  --------------
                                                     Equity-                                                       FI
                                                     Income        Index 500     Money Market  International     Midcap
                                                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                  -------------- -------------  -------------  -------------  -------------
Income:
  Dividends                                       $      387,838     2,123,291        340,683        280,742         15,696
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             299,498     2,137,771        368,745        295,825         27,607
  Administrative fee                                      39,880            21          8,889            696          1,531
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                       339,378     2,137,792        377,634        296,521         29,138
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                          48,460       (14,501)       (36,951)       (15,779)       (13,442)
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             65,049       205,474              -       (774,822)       (68,076)
  Realized gain distributions                             92,650             -              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                             157,699       205,474              -       (774,822)       (68,076)
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,010,741    13,352,761              -      3,899,643        499,735
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,216,900    13,543,734        (36,951)     3,109,042        418,217
                                                  ============== =============  =============  =============  =============

                                                      MetLife
                                                  -----------------------------
                                                   Russell 2000       FI
                                                      Index      International
                                                    Portfolio        Stock
                                                  -------------  -------------
Income:
  Dividends                                              13,529          5,228
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             55,026          5,202
  Administrative fee                                      1,116            682
                                                  -------------  -------------
    Total expenses                                       56,142          5,884
                                                  -------------  -------------
    Net investment income (loss)                        (42,613)          (656)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           225,310          2,062
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            225,310          2,062
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        379,609         65,240
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         562,306         66,646
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  ---------------------------------------------------------------------------

                                                    Met/Putnam                                       SSR            SSR
                                                      Voyager      Stock Index    Stock Index     Large Cap       Aurora
                                                    Portfolio A     Portfolio     Portfolio B      Growth        Portfolio
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          453        638,116      1,245,872              -              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               5,015        915,907      2,423,598          3,004         82,254
  Administrative fee                                         664         56,720        435,291              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         5,679        972,627      2,858,889          3,004         82,254
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (5,226)      (334,511)    (1,613,017)        (3,004)       (82,254)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (29,279)       924,563        918,964         12,572        150,224
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             (29,279)       924,563        918,964         12,572        150,224
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          49,249      5,858,151     16,307,278          9,341        891,729
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       14,744      6,448,203     15,613,225         18,909        959,699
                                                  ==============  =============  =============  =============  =============

                                                  ----------------------------
                                                                     SSR
                                                       SSR        Large Cap
                                                   Bond Income      Value
                                                    Portfolio     Portfolio
                                                  ------------- -------------
Income:
  Dividends                                              42,162             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             17,592         5,438
  Administrative fee                                          -             -
                                                  ------------- -------------
    Total expenses                                       17,592         5,438
                                                  ------------- -------------
    Net investment income (loss)                         24,570        (5,438)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               172         6,868
  Realized gain distributions                            17,602             -
                                                  ------------- -------------
    Net realized gain (loss)                             17,774         6,868
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)          5,035        51,558
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          47,379        52,988
                                                  ============= =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                                    MetLife
                                                  -----------------------------------------------------------------------------
                                                      Lehman
                                                     Brothers                      Harris Oakmark Morgan Stanley      MFS
                                                    Aggregate       FI Mid Cap       Large Cap         EAFE       Total Return
                                                    Bond Index   Opportunities (d)   Value Fund       Index          Series
                                                  -------------- ----------------- -------------- -------------- -------------
Income:
  Dividends                                       $       40,740          80,142          13,906         13,466         47,068
                                                  --------------   -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              20,380           4,659          42,391         30,300         22,102
  Administrative fee                                           -               -               -              -             51
                                                  --------------   -------------   -------------  -------------  -------------
    Total expenses                                        20,380           4,659          42,391         30,300         22,153
                                                  --------------   -------------   -------------  -------------  -------------
    Net investment income (loss)                          20,360          75,483         (28,485)       (16,834)        24,915
                                                  --------------   -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,913         (26,828)         24,268         25,162        (21,369)
  Realized gain distributions                                  -               -               -              -          8,075
                                                  --------------   -------------   -------------  -------------  -------------
    Net realized gain (loss)                               1,913         (26,828)         24,268         25,162        (13,294)
                                                  --------------   -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          18,540         (88,530)        347,478        508,973        188,277
                                                  --------------   -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       40,813         (39,875)        343,261        517,301        199,898
                                                  ==============   =============   =============  =============  =============

                                                  -----------------------------

                                                       Mid             Davis
                                                    Cap Stock         Venture
                                                      Index          Value Fund
                                                  -------------    -------------
Income:
  Dividends                                              11,804            8,731
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                             39,839           21,631
  Administrative fee                                          -                -
                                                  -------------    -------------
    Total expenses                                       39,839           21,631
                                                  -------------    -------------
    Net investment income (loss)                        (28,035)         (12,900)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            17,649           26,062
  Realized gain distributions                             6,099                -
                                                  -------------    -------------
    Net realized gain (loss)                             23,748           26,062
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)        502,987          185,516
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         498,700          198,678
                                                  =============    =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004


                                                                                           MetLife
                                                  -----------------------------------------------------------------------------
                                                      Davis           Harris         Harris
                                                     Venture         Oakmark        Oakmark       Jennison            SSR
                                                      Value          Focused        Focused        Growth            Money
                                                   Value Fund E     Value Fund    Value Fund B   Portfolio B       Market (b)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $    2,832,116          2,896              -         24,872              420
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                           9,376,747        110,196      6,621,337      3,882,077              656
  Administrative fee                                   1,659,438              -      1,168,635        682,998               60
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                    11,036,185        110,196      7,789,972      4,565,075              716
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                      (8,204,069)      (107,300)    (7,789,972)    (4,540,203)            (296)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         62,228,122         30,887     39,323,227     24,712,282                -
  Realized gain distributions                                  -         72,509      5,485,541              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                          62,228,122        103,396     44,808,768     24,712,282                -
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)      19,965,602        892,834     (4,829,272)     2,377,607                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   73,989,655        888,930     32,189,524     22,549,686             (296)
                                                  ==============  =============  =============  =============    =============

                                                                  Van Kampen
                                                  ------------   -------------
                                                      T Rowe
                                                      Price
                                                    Small Cap      Emerging
                                                    Growth (b)    Growth Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,440          5,919
  Administrative fee                                         45            788
                                                  -------------  -------------
    Total expenses                                        1,485          6,707
                                                  -------------  -------------
    Net investment income (loss)                         (1,485)        (6,707)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (4,315)       (34,248)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (4,315)       (34,248)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         39,931         63,504
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          34,131         22,549
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                            Van Kampen                                    Federated
                                                  -----------------------------  --------------------------------------------
                                                                                    Equity           High        American
                                                    Enterprise      Growth &        Income          Income        Leaders
                                                       Fund        Income Fund      Fund II      Bond Fund II   Fund II (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $          648          3,115          6,473         18,632          9,033
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               1,994          3,825          1,826          2,555          1,899
  Administrative fee                                         265            507            305            358            415
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         2,259          4,332          2,131          2,913          2,314
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (1,611)        (1,217)         4,342         15,719          6,719
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (7,096)         7,607        (19,256)        (2,656)         3,680
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (7,096)         7,607        (19,256)        (2,656)         3,680
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          12,323         29,963         24,295          4,126        (16,459)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        3,616         36,353          9,381         17,189         (6,060)
                                                  ==============  =============  =============  =============  =============

                                                                   Neuberger
                                                  -------------- -------------
                                                     Growth
                                                    Strategic       Genesis
                                                     Fund II         Trust
                                                  -------------  -------------
Income:
  Dividends                                                   -             25
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,341            147
  Administrative fee                                        311              -
                                                  -------------  -------------
    Total expenses                                        2,652            147
                                                  -------------  -------------
    Net investment income (loss)                         (2,652)          (122)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (21,009)         1,982
  Realized gain distributions                                 -            378
                                                  -------------  -------------
    Net realized gain (loss)                            (21,009)         2,360
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         48,422             72
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          24,761          2,310
                                                  =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                      Alger                          T Rowe                        Janus
                                                  --------------  -------------------------------------------  -------------
                                                      Small                                         Prime          Aspen
                                                  Capitalization      Growth     International     Reserve       Worldwide
                                                       Fund            Fund       Stock Fund        Fund          Growth
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         62,452         12,513          9,828             91
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             803,271         92,686          9,230         11,174             67
  Administrative fee                                      14,352              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       817,623         92,686          9,230         11,174             67
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (817,623)       (30,234)         3,283         (1,346)            24
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (4,840,201)      (195,711)       (36,804)             -            138
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          (4,840,201)      (195,711)       (36,804)             -            138
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      14,014,757      1,171,341        158,743              -            341
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    8,356,933        945,396        125,222         (1,346)           503
                                                  ==============  =============  =============  =============  =============

                                                            American
                                                  ----------------------------
                                                   Global Small
                                                  Capitalization     Growth
                                                       Fund           Fund
                                                  -------------- -------------
Income:
  Dividends                                                   -         25,977
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             44,075        163,295
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                       44,075        163,295
                                                  -------------  -------------
    Net investment income (loss)                        (44,075)      (137,318)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            46,781         50,495
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             46,781         50,495
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        681,229      1,563,691
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         683,935      1,476,868
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
For the Year ended December 31, 2004

                                                     American
                                                  --------------

                                                     Growth &
                                                      Income
                                                       Fund           Total
                                                  --------------  -------------
Income:
  Dividends                                       $      105,860    144,825,738
                                                  --------------  -------------
Expenses:
  Mortality and expense risk                             122,933    116,241,348
  Administrative fee                                           -     17,467,011
                                                  --------------  -------------
    Total expenses                                       122,933    133,708,359
                                                  --------------  -------------
    Net investment income (loss)                         (17,073)    11,117,379
                                                  --------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,407    518,267,610
  Realized gain distributions                                  -     26,887,730
                                                  --------------  -------------
    Net realized gain (loss)                              12,407    545,155,340
                                                  --------------  -------------
Change in unrealized appreciation (depreciation)         942,223    280,032,188
                                                  --------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      937,557    836,304,907
                                                  ==============  =============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan
                                                        Growth         Growth          Bond           Bond          Quality
                                                       & Income       & Income       Debenture      Debenture        Bond
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (a)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,530,213)   (10,745,664)        50,622      4,647,469      1,840,989
  Net realized gain (loss)                                (258,789)    67,526,358         17,613     38,584,694       (277,112)
  Change in unrealized appreciation (depreciation)      35,854,914     25,862,520         48,724     (9,759,808)      (743,674)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         33,065,912     82,643,214        116,959     33,472,355        820,203
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                17,063,809    303,861,066        237,564    214,328,655      2,383,713
  Transfers between sub-accounts (including fixed
   account), net                                        (5,480,924)  (301,793,567)     1,004,501   (254,672,860)   (33,973,608)
  Transfers for contract benefits and terminations     (22,997,599)   (37,472,572)      (144,772)   (34,473,630)    (2,414,466)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (11,414,714)   (35,405,073)     1,097,293    (74,817,835)   (34,004,361)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               21,651,198     47,238,141      1,214,252    (41,345,480)   (33,184,158)
Net assets at beginning of period                      298,173,956    626,101,905        997,244    485,073,790     33,184,158
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  319,825,154    673,340,046      2,211,496    443,728,310              -
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------

                                                     Met/Putnam      Met/Putnam
                                                      Research        Research
                                                    Portfolio (a)  Portfolio B (a)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (45,897)       (522,928)
  Net realized gain (loss)                              1,622,730       8,997,703
  Change in unrealized appreciation (depreciation)     (1,276,614)     (7,997,493)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           300,219         477,282
                                                    -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -               -
  MetLife Investors USA Insurance Company
   redemptions                                                  -               -
  Payments received from contract owners                   73,039      19,058,377
  Transfers between sub-accounts (including fixed
   account), net                                      (18,375,896)    (84,403,497)
  Transfers for contract benefits and terminations     (4,787,968)     (3,615,533)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                            (23,090,825)    (68,960,653)
                                                    -------------   -------------
    Net increase (decrease) in net assets             (22,790,606)    (68,483,371)
Net assets at beginning of period                      22,790,606      68,483,371
                                                    -------------   -------------
Net assets at end of period                                     -               -
                                                    =============   =============

(a) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                          AIM            AIM            AIM          Harris       Third Avenue
                                                        Mid Cap       Small Cap      Small Cap       Oakmark       Small Cap
                                                      Core Equity      Growth         Growth      International      Value
                                                      Portfolio B     Portfolio     Portfolio B    Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,702,748)        (5,275)    (3,989,640)    (5,685,076)        24,862
  Net realized gain (loss)                              15,976,683         10,529     21,807,555     52,686,338         53,664
  Change in unrealized appreciation (depreciation)       4,388,840         12,723       (278,818)    19,269,650        277,825
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         17,662,775         17,977     17,539,097     66,270,912        356,351
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                63,328,555         97,132    100,622,101    159,746,170        245,734
  Transfers between sub-accounts (including fixed
   account), net                                       (81,087,583)       (19,064)   (30,217,510)   (97,353,253)     1,654,312
  Transfers for contract benefits and terminations      (8,799,117)       (19,291)   (11,037,210)   (14,969,077)       (31,064)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (26,558,145)        58,777     59,367,381     47,423,840      1,868,982
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (8,895,370)        76,754     76,906,478    113,694,752      2,225,333
Net assets at beginning of period                      146,961,260        368,549    143,948,186    197,424,674        577,079
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  138,065,890        445,303    220,854,664    311,119,426      2,802,412
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Third Avenue   Oppenheimer
                                                      Small Cap       Capital
                                                        Value      Appreciation
                                                     Portfolio B   Portfolio (b)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,220,707)       (26,286)
  Net realized gain (loss)                             48,230,338          9,446
  Change in unrealized appreciation (depreciation)     27,715,455        590,950
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        74,725,086        574,110
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners              144,807,801          5,930
  Transfers between sub-accounts (including fixed
   account), net                                     (109,150,376)    18,081,446
  Transfers for contract benefits and terminations    (14,630,206)      (364,136)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             21,027,219     17,723,240
                                                    -------------  -------------
    Net increase (decrease) in net assets              95,752,305     18,297,350
Net assets at beginning of period                     223,583,095              -
                                                    -------------  -------------
Net assets at end of period                           319,335,400     18,297,350
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                     Oppenheimer                       Janus          PIMCO          PIMCO
                                                       Capital          Money       Aggressive     Total Return   Total Return
                                                     Appreciation      Market         Growth           Bond           Bond
                                                     Portfolio B     Portfolio B    Portfolio B     Portfolio     Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    7,749,016     (1,377,328)    (3,869,202)     1,166,390     27,927,575
  Net realized gain (loss)                              45,170,521              -     19,824,763        495,278      2,201,587
  Change in unrealized appreciation (depreciation)     (30,034,891)             -       (905,303)      (639,625)   (15,690,290)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         22,884,646     (1,377,328)    15,050,258      1,022,043     14,438,872
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners               210,046,036     73,676,991    101,545,028      1,507,494    164,802,723
  Transfers between sub-accounts (including fixed
   account), net                                      (153,861,664)   (59,466,436)  (105,571,911)    33,139,654   (198,232,648)
  Transfers for contract benefits and terminations     (23,746,517)   (30,967,499)    (9,285,301)    (4,877,671)   (30,716,139)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              32,437,855    (16,756,944)   (13,312,184)    29,769,477    (64,146,064)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               55,322,501    (18,134,272)     1,738,074     30,791,520    (49,707,192)
Net assets at beginning of period                      407,473,999    117,287,458    176,918,560     22,686,688    479,950,797
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  462,796,500     99,153,186    178,656,634     53,478,208    430,243,605
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      PIMCO PEA      PIMCO PEA
                                                      Innovation    Innovation
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (8,854)    (1,044,382)
  Net realized gain (loss)                                 39,734      1,930,754
  Change in unrealized appreciation (depreciation)        (96,425)    (2,370,714)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (65,545)    (1,484,342)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  170,031     22,082,000
  Transfers between sub-accounts (including fixed
   account), net                                           15,509      3,746,099
  Transfers for contract benefits and terminations        (49,319)    (3,630,024)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                136,221     22,198,075
                                                    -------------  -------------
    Net increase (decrease) in net assets                  70,676     20,713,733
Net assets at beginning of period                         646,287     42,017,721
                                                    -------------  -------------
Net assets at end of period                               716,963     62,731,454
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    -----------------------------------------------------------------------------
                                                        PIMCO          T Rowe            MFS            MFS          Neuberger
                                                      Inflation     Price Mid Cap     Research       Research         Berman
                                                    Protected Bond     Growth       International  International    Real Estate
                                                     Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B   Portfolio B (b)
                                                    --------------  -------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   12,228,546     (3,522,599)            210     (3,338,841)      2,056,852
  Net realized gain (loss)                              18,367,249     18,616,632             697     36,350,149      13,291,676
  Change in unrealized appreciation (depreciation)         854,458     11,556,771          38,520     17,372,956      14,778,994
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         31,450,253     26,650,804          39,427     50,384,264      30,127,522
                                                    --------------  -------------   -------------  -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -               -              -               -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -               -              -               -
  Payments received from contract owners               199,437,324     84,852,922          20,337     79,857,470      25,373,692
  Transfers between sub-accounts (including fixed
   account), net                                      (112,202,113)  (110,635,816)        449,613     (8,362,969)     30,740,588
  Transfers for contract benefits and terminations     (19,804,845)   (10,643,861)              -    (11,520,013)     (3,560,058)
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              67,430,366    (36,426,755)        469,950     59,974,488      52,554,222
                                                    --------------  -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets               98,880,619     (9,775,951)        509,377    110,358,752      82,681,744
Net assets at beginning of period                      267,794,607    203,972,444               -    121,500,693               -
                                                    --------------  -------------   -------------  -------------   -------------
Net assets at end of period                         $  366,675,226    194,196,493         509,377    231,859,445      82,681,744
                                                    ==============  =============   =============  =============   =============

                                                    ------------------------------
                                                        Turner         Goldman
                                                        Mid-Cap         Sachs
                                                        Growth         Mid-Cap
                                                    Portfolio B (b)  Value B (b)
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (841,006)      (139,037)
  Net realized gain (loss)                               5,309,182      8,797,585
  Change in unrealized appreciation (depreciation)       7,666,573     11,000,598
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         12,134,749     19,659,146
                                                     -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -
  Payments received from contract owners                20,604,840     27,653,490
  Transfers between sub-accounts (including fixed
   account), net                                        26,949,035     30,543,761
  Transfers for contract benefits and terminations      (1,968,358)    (2,381,224)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              45,585,517     55,816,027
                                                     -------------  -------------
    Net increase (decrease) in net assets               57,720,266     75,475,173
Net assets at beginning of period                                -              -
                                                     -------------  -------------
Net assets at end of period                             57,720,266     75,475,173
                                                     =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                   Met Investors
                                                    --------------------------------------------------------------------------
                                                      Defensive        Moderate       Balance         Growth       Aggressive
                                                       Strategy        Strategy       Strategy       Strategy       Strategy
                                                       Fund of         Fund of        Fund of        Fund of        Fund of
                                                      Fund B (c)      Fund B (c)     Fund B (c)     Fund B (c)     Fund B (c)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    1,647,956      4,560,314     10,452,008      4,976,102        245,779
  Net realized gain (loss)                                       -              -              -              -              -
  Change in unrealized appreciation (depreciation)        (294,057)       895,904     10,765,002     15,698,765      4,595,051
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,353,899      5,456,218     21,217,010     20,674,867      4,840,830
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 5,487,168     23,351,732     81,657,374     54,473,523     12,627,286
  Transfers between sub-accounts (including fixed
   account), net                                        97,312,403    343,823,589  1,087,382,362    897,185,960    201,703,072
  Transfers for contract benefits and terminations        (462,130)      (345,858)       (35,407)      (874,580)      (463,661)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             102,337,441    366,829,463  1,169,004,329    950,784,903    213,866,697
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              103,691,340    372,285,681  1,190,221,339    971,459,770    218,707,527
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  103,691,340    372,285,681  1,190,221,339    971,459,770    218,707,527
                                                    ==============  =============  =============  =============  =============

                                                                 AIM
                                                    ----------------------------

                                                                      Capital
                                                       Premier      Appreciation
                                                     Equity Fund        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (13,596)       (10,313)
  Net realized gain (loss)                                (87,947)       (41,575)
  Change in unrealized appreciation (depreciation)        154,810         85,483
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            53,267         33,595
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      332          4,400
  Transfers between sub-accounts (including fixed
   account), net                                          (43,156)       (22,138)
  Transfers for contract benefits and terminations       (147,157)       (96,946)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (189,981)      (114,684)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (136,714)       (81,089)
Net assets at beginning of period                       1,531,451        800,306
                                                    -------------  -------------
Net assets at end of period                             1,394,737        719,217
                                                    =============  =============

(c) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                 AIM                                   MFS
                                                    -----------------------------  -------------------------------------------


                                                     International     Balanced       Research      Investors    New Discovery
                                                      Growth Fund        Fund          Series      Trust Series     Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,410)          (177)          (962)        (1,297)        (3,962)
  Net realized gain (loss)                                 (17,714)       (17,498)       (20,397)        (3,433)       (13,231)
  Change in unrealized appreciation (depreciation)         163,836         83,501         65,099         20,319         23,863
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            140,712         65,826         43,740         15,589          6,670
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     4,185            101              -              -             30
  Transfers between sub-accounts (including fixed
   account), net                                           (18,568)        11,484        (36,922)       (10,745)       (49,309)
  Transfers for contract benefits and terminations         (22,235)       (84,421)       (33,966)       (34,671)       (70,744)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (36,618)       (72,836)       (70,888)       (45,416)      (120,023)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  104,094         (7,010)       (27,148)       (29,827)      (113,353)
Net assets at beginning of period                          662,630      1,172,739        375,908        199,467        349,040
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      766,724      1,165,729        348,760        169,640        235,687
                                                    ==============  =============  =============  =============  =============

                                                             Oppenheimer
                                                    ----------------------------
                                                        Main
                                                       Street
                                                      Growth &          Bond
                                                     Income Fund        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              5,060         14,635
  Net realized gain (loss)                               (137,123)           448
  Change in unrealized appreciation (depreciation)        149,472            222
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            17,409         15,305
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                    3,017            202
  Transfers between sub-accounts (including fixed
   account), net                                       (1,369,999)        (4,443)
  Transfers for contract benefits and terminations        (31,875)       (51,461)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,398,857)       (55,702)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,381,448)       (40,397)
Net assets at beginning of period                       1,695,836        443,135
                                                    -------------  -------------
Net assets at end of period                               314,388        402,738
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                     Oppenheimer
                                                    --------------------------------------------  --------------
                                                                     Main Street
                                                       Strategic        Small                         Asset
                                                         Bond            Cap           Money         Manager
                                                         Fund        Growth Fund       Fund         Portfolio
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       10,799         (2,608)        (1,803)     2,344,405
  Net realized gain (loss)                                   7,839          3,590              -     (2,087,213)
  Change in unrealized appreciation (depreciation)         (11,242)        28,777              -      6,220,678
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              7,396         29,759         (1,803)     6,477,870
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -
  Payments received from contract owners                         -            561              -      6,413,602
  Transfers between sub-accounts (including fixed
   account), net                                          (145,659)             -       (124,587)    (6,138,000)
  Transfers for contract benefits and terminations          (1,913)       (17,712)      (116,580)   (15,412,600)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (147,572)       (17,151)      (241,167)   (15,136,998)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (140,176)        12,608       (242,970)    (8,659,128)
Net assets at beginning of period                          251,979        182,263        541,090    173,560,378
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      111,803        194,871        298,120    164,901,250
                                                    ==============  =============  =============  =============

                                                               Fidelity
                                                    --------------------------------------------


                                                       Growth        Contrafund     Overseas
                                                      Portfolio      Portfolio      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,782,737)    (2,654,279)        (6,309)
  Net realized gain (loss)                             (7,634,812)     1,744,097       (548,352)
  Change in unrealized appreciation (depreciation)     14,833,445     35,062,867      1,804,993
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         4,415,896     34,152,685      1,250,332
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners               18,066,489     18,017,677        269,931
  Transfers between sub-accounts (including fixed
   account), net                                      (18,940,842)    (4,574,866)      (428,126)
  Transfers for contract benefits and terminations    (21,498,853)   (18,362,223)    (2,179,238)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (22,373,206)    (4,919,412)    (2,337,433)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             (17,957,310)    29,233,273     (1,087,101)
Net assets at beginning of period                     269,259,511    249,505,965     12,334,356
                                                    -------------  -------------  -------------
Net assets at end of period                           251,302,201    278,739,238     11,247,255
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                      Fidelity                      Scudder I
                                                    --------------------------------------------  -------------  --------------

                                                        Equity-                                                       FI
                                                        Income        Index 500     Money Market  International     Midcap
                                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       48,460        (14,501)       (36,951)       (15,779)       (13,442)
  Net realized gain (loss)                                 157,699        205,474              -       (774,822)       (68,076)
  Change in unrealized appreciation (depreciation)       2,010,741     13,352,761              -      3,899,643        499,735
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,216,900     13,543,734        (36,951)     3,109,042        418,217
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    77,952         33,300     11,407,103      2,505,281        363,376
  Transfers between sub-accounts (including fixed
   account), net                                           229,534    (11,911,707)    (5,163,355)    (1,383,319)     1,768,728
  Transfers for contract benefits and terminations      (4,161,414)    (9,655,740)    (3,591,291)    (1,553,606)      (124,324)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (3,853,928)   (21,534,147)     2,652,457       (431,644)     2,007,780
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,637,028)    (7,990,413)     2,615,506      2,677,398      2,425,997
Net assets at beginning of period                       25,275,846    164,912,377     26,673,032     21,279,568        908,723
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   23,638,818    156,921,964     29,288,538     23,956,966      3,334,720
                                                    ==============  =============  =============  =============  =============

                                                        MetLife
                                                    -----------------------------

                                                     Russell 2000       FI
                                                        Index      International
                                                      Portfolio        Stock
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (42,613)          (656)
  Net realized gain (loss)                                225,310          2,062
  Change in unrealized appreciation (depreciation)        379,609         65,240
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           562,306         66,646
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  714,378            350
  Transfers between sub-accounts (including fixed
   account), net                                        2,912,949        112,334
  Transfers for contract benefits and terminations       (266,495)       (43,841)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,360,832         68,843
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,923,138        135,489
Net assets at beginning of period                       2,227,757        365,178
                                                    -------------  -------------
Net assets at end of period                             6,150,895        500,667
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------

                                                      Met/Putnam                                       SSR            SSR
                                                        Voyager      Stock Index    Stock Index     Large Cap       Aurora
                                                      Portfolio A     Portfolio     Portfolio B      Growth        Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,226)      (334,511)    (1,613,017)        (3,004)       (82,254)
  Net realized gain (loss)                                 (29,279)       924,563        918,964         12,572        150,224
  Change in unrealized appreciation (depreciation)          49,249      5,858,151     16,307,278          9,341        891,729
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             14,744      6,448,203     15,613,225         18,909        959,699
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     9,551      7,476,250     55,258,660         50,213      1,703,015
  Transfers between sub-accounts (including fixed
   account), net                                             1,966      1,928,797     13,229,585        101,127      4,004,867
  Transfers for contract benefits and terminations         (47,040)    (7,197,876)    (8,296,368)       (71,122)      (248,088)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (35,523)     2,207,171     60,191,877         80,218      5,459,794
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (20,779)     8,655,374     75,805,102         99,127      6,419,493
Net assets at beginning of period                          418,987     69,594,847    135,880,569        204,551      2,751,694
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      398,208     78,250,221    211,685,671        303,678      9,171,187
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                                        SSR
                                                         SSR         Large Cap
                                                     Bond Income       Value
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             24,570         (5,438)
  Net realized gain (loss)                                 17,774          6,868
  Change in unrealized appreciation (depreciation)          5,035         51,558
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            47,379         52,988
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  436,936         92,441
  Transfers between sub-accounts (including fixed
   account), net                                          993,180        256,151
  Transfers for contract benefits and terminations       (155,990)        (6,437)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              1,274,126        342,155
                                                    -------------  -------------
    Net increase (decrease) in net assets               1,321,505        395,143
Net assets at beginning of period                         657,551        212,147
                                                    -------------  -------------
Net assets at end of period                             1,979,056        607,290
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                      MetLife
                                                    ---------------------------------------------------------------
                                                        Lehman
                                                       Brothers                       Harris Oakmark Morgan Stanley
                                                      Aggregate        FI Mid Cap       Large Cap         EAFE
                                                      Bond Index    Opportunities (d)   Value Fund       Index
                                                    --------------  ----------------- -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       20,360           75,483         (28,485)       (16,834)
  Net realized gain (loss)                                   1,913          (26,828)         24,268         25,162
  Change in unrealized appreciation (depreciation)          18,540          (88,530)        347,478        508,973
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             40,813          (39,875)        343,261        517,301
                                                    --------------    -------------   -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -                -               -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -               -              -
  Payments received from contract owners                   439,976          156,728         776,024        686,526
  Transfers between sub-accounts (including fixed
   account), net                                         1,202,378         (847,751)      1,727,417      1,867,853
  Transfers for contract benefits and terminations         (84,351)         (87,636)       (151,913)      (132,830)
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,558,003         (778,659)      2,351,528      2,421,549
                                                    --------------    -------------   -------------  -------------
    Net increase (decrease) in net assets                1,598,816         (818,534)      2,694,789      2,938,850
Net assets at beginning of period                          701,942          818,534       1,749,241      1,068,643
                                                    --------------    -------------   -------------  -------------
Net assets at end of period                         $    2,300,758                -       4,444,030      4,007,493
                                                    ==============    =============   =============  =============

                                                    --------------------------------------------

                                                         MFS            Mid           Davis
                                                     Total Return    Cap Stock       Venture
                                                        Series         Index        Value Fund
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             24,915        (28,035)       (12,900)
  Net realized gain (loss)                                (13,294)        23,748         26,062
  Change in unrealized appreciation (depreciation)        188,277        502,987        185,516
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           199,898        498,700        198,678
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                3,531,737        954,128        377,882
  Transfers between sub-accounts (including fixed
   account), net                                         (355,251)     2,080,347      1,269,727
  Transfers for contract benefits and terminations              -       (183,797)       (47,240)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,176,486      2,850,678      1,600,369
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               3,376,384      3,349,378      1,799,047
Net assets at beginning of period                         765,954      1,484,099        782,331
                                                    -------------  -------------  -------------
Net assets at end of period                             4,142,338      4,833,477      2,581,378
                                                    =============  =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                             MetLife
                                                    ---------------------------------------------------------------------------
                                                        Davis           Harris         Harris
                                                       Venture         Oakmark        Oakmark       Jennison          SSR
                                                        Value          Focused        Focused        Growth          Money
                                                     Value Fund E     Value Fund    Value Fund B   Portfolio B     Market (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (8,204,069)      (107,300)    (7,789,972)    (4,540,203)          (296)
  Net realized gain (loss)                              62,228,122        103,396     44,808,768     24,712,282              -
  Change in unrealized appreciation (depreciation)      19,965,602        892,834     (4,829,272)     2,377,607              -
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         73,989,655        888,930     32,189,524     22,549,686           (296)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners               250,978,454      2,646,301    173,527,744    121,283,027              -
  Transfers between sub-accounts (including fixed
   account), net                                       (79,589,251)     5,623,567   (180,014,819)   (86,038,762)        68,849
  Transfers for contract benefits and terminations     (30,208,664)      (501,782)   (23,120,716)   (12,757,826)       (25,686)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             141,180,539      7,768,086    (29,607,791)    22,486,439         43,163
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              215,170,194      8,657,016      2,581,733     45,036,125         42,867
Net assets at beginning of period                      421,976,898      3,642,356    409,942,050    184,022,689              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  637,147,092     12,299,372    412,523,783    229,058,814         42,867
                                                    ==============  =============  =============  =============  =============

                                                                    Van Kampen
                                                    -------------- -------------
                                                        T Rowe
                                                        Price
                                                      Small Cap      Emerging
                                                      Growth (b)    Growth Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (1,485)        (6,707)
  Net realized gain (loss)                                 (4,315)       (34,248)
  Change in unrealized appreciation (depreciation)         39,931         63,504
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            34,131         22,549
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                   25,079            270
  Transfers between sub-accounts (including fixed
   account), net                                          362,762        (28,243)
  Transfers for contract benefits and terminations         (3,239)       (63,594)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                384,602        (91,567)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 418,733        (69,018)
Net assets at beginning of period                               -        529,419
                                                    -------------  -------------
Net assets at end of period                               418,733        460,401
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                              Van Kampen                                    Federated
                                                    -----------------------------  --------------------------------------------

                                                                                      Equity           High        American
                                                      Enterprise      Growth &        Income          Income        Leaders
                                                         Fund        Income Fund      Fund II      Bond Fund II   Fund II (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,611)        (1,217)         4,342         15,719          6,719
  Net realized gain (loss)                                  (7,096)         7,607        (19,256)        (2,656)         3,680
  Change in unrealized appreciation (depreciation)          12,323         29,963         24,295          4,126        (16,459)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,616         36,353          9,381         17,189         (6,060)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                         -              -            170              -            121
  Transfers between sub-accounts (including fixed
   account), net                                             7,091           (972)      (247,189)       (68,611)      (633,873)
  Transfers for contract benefits and terminations         (19,549)       (38,621)        (3,975)       (25,113)        (7,528)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (12,458)       (39,593)      (250,994)       (93,724)      (641,280)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (8,842)        (3,240)      (241,613)       (76,535)      (647,340)
Net assets at beginning of period                          169,863        315,145        336,043        262,762        647,340
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      161,021        311,905         94,430        186,227              -
                                                    ==============  =============  =============  =============  =============

                                                                     Neuberger
                                                    -------------- -------------

                                                       Growth
                                                      Strategic       Genesis
                                                       Fund II         Trust
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (2,652)          (122)
  Net realized gain (loss)                                (21,009)         2,360
  Change in unrealized appreciation (depreciation)         48,422             72
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            24,761          2,310
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      952              -
  Transfers between sub-accounts (including fixed
   account), net                                           (1,972)        (3,937)
  Transfers for contract benefits and terminations        (37,046)        (2,266)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (38,066)        (6,203)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 (13,305)        (3,893)
Net assets at beginning of period                         202,111         17,918
                                                    -------------  -------------
Net assets at end of period                               188,806         14,025
                                                    =============  =============

(d) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                        Alger                          T Rowe                          Janus
                                                    --------------  -------------------------------------------    -------------

                                                        Small                                           Prime          Aspen
                                                    Capitalization      Growth     International       Reserve       Worldwide
                                                         Fund            Fund       Stock Fund          Fund          Growth
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (817,623)       (30,234)         3,283           (1,346)            24
  Net realized gain (loss)                              (4,840,201)      (195,711)       (36,804)               -            138
  Change in unrealized appreciation (depreciation)      14,014,757      1,171,341        158,743                -            341
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          8,356,933        945,396        125,222           (1,346)           503
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -                -              -
  Payments received from contract owners                 4,763,693        463,974         73,449            4,580              -
  Transfers between sub-accounts (including fixed
   account), net                                        (4,572,138)      (178,943)         5,368           26,056              -
  Transfers for contract benefits and terminations      (4,815,936)      (825,028)      (168,101)        (316,827)          (812)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,624,381)      (539,997)       (89,284)        (286,191)          (812)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                3,732,552        405,399         35,938         (287,537)          (309)
Net assets at beginning of period                       59,469,907     10,637,679      1,057,736        1,436,865          9,605
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   63,202,459     11,043,078      1,093,674        1,149,328          9,296
                                                    ==============  =============  =============    =============  =============

                                                              American
                                                    ----------------------------

                                                     Global Small
                                                    Capitalization     Growth
                                                         Fund           Fund
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (44,075)      (137,318)
  Net realized gain (loss)                                 46,781         50,495
  Change in unrealized appreciation (depreciation)        681,229      1,563,691
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           683,935      1,476,868
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  851,426      2,716,304
  Transfers between sub-accounts (including fixed
   account), net                                        2,837,097      6,614,333
  Transfers for contract benefits and terminations       (111,030)      (591,451)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,577,493      8,739,186
                                                    -------------  -------------
    Net increase (decrease) in net assets               4,261,428     10,216,054
Net assets at beginning of period                       1,279,716      6,970,626
                                                    -------------  -------------
Net assets at end of period                             5,541,144     17,186,680
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                       American
                                                    --------------
                                                       Growth &
                                                        Income
                                                         Fund            Total
                                                    --------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (17,073)     11,117,379
  Net realized gain (loss)                                  12,407     545,155,340
  Change in unrealized appreciation (depreciation)         942,223     280,032,188
                                                    --------------  --------------
    Net increase (decrease) in net assets from
     operations                                            937,557     836,304,907
                                                    --------------  --------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -               -
  MetLife Investors USA Insurance Company
   redemptions                                                   -               -
  Payments received from contract owners                 2,477,325   2,904,732,310
  Transfers between sub-accounts (including fixed
   account), net                                         5,775,624     660,941,927
  Transfers for contract benefits and terminations        (424,286)   (479,428,176)
                                                    --------------  --------------
    Net increase (decrease) in net assets from
     contract transactions                               7,828,663   3,086,246,061
                                                    --------------  --------------
    Net increase (decrease) in net assets                8,766,220   3,922,550,968
Net assets at beginning of period                        4,870,552   6,367,314,032
                                                    --------------  --------------
Net assets at end of period                         $   13,636,772  10,289,865,000
                                                    ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                 Met Investors
                                                    ------------------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett    Lord Abbett   Lord Abbett     JP Morgan
                                                       Growth &         Growth &         Bond          Bond          Quality
                                                        Income           Income        Debenture     Debenture        Bond
                                                       Portfolio       Portfolio B     Portfolio    Portfolio B     Portfolio
                                                    --------------    -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (474,865)      (3,201,017)        10,546     3,066,501        857,371
  Net realized gain (loss)                             (10,538,981)          (8,478)        19,636     1,053,682        419,961
  Change in unrealized appreciation (depreciation)      79,535,337      103,296,681         38,036    38,206,055       (402,827)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         68,521,491      100,087,186         68,218    42,326,238        874,505
                                                    --------------    -------------  ------------- -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -                -              -             -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -             (322)             -          (532)             -
  Payments received from contract owners                19,613,525      260,422,193         17,695   222,862,988      4,009,305
  Transfers between sub-accounts (including fixed
   account), net                                        (7,550,610)     122,241,842        802,554   117,771,785     (3,343,771)
  Transfers for contract benefits and terminations     (39,311,746)     (15,117,838)             -   (13,141,993)    (6,610,028)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (27,248,831)     367,545,875        820,249   327,492,248     (5,944,494)
                                                    --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets               41,272,660      467,633,061        888,467   369,818,486     (5,069,989)
Net assets at beginning of period                      256,901,296      158,468,844        108,777   115,255,304     38,254,147
                                                    --------------    -------------  ------------- -------------  -------------
Net assets at end of period                         $  298,173,956      626,101,905        997,244   485,073,790     33,184,158
                                                    ==============    =============  ============= =============  =============

                                                    -------------------------

                                                      Met/Putnam      Met/Putnam
                                                       Research        Research
                                                      Portfolio       Portfolio B
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (266,293)        (758,948)
  Net realized gain (loss)                               (453,002)        (107,147)
  Change in unrealized appreciation (depreciation)      5,364,572       11,223,620
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         4,645,277       10,357,525
                                                    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -             (281)
  Payments received from contract owners                   85,903       25,640,188
  Transfers between sub-accounts (including fixed
   account), net                                           73,360        7,933,788
  Transfers for contract benefits and terminations     (5,048,268)      (2,509,954)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (4,889,005)      31,063,741
                                                    -------------    -------------
    Net increase (decrease) in net assets                (243,728)      41,421,266
Net assets at beginning of period                      23,034,334       27,062,105
                                                    -------------    -------------
Net assets at end of period                            22,790,606       68,483,371
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                          AIM            AIM              AIM            Harris
                                                        Mid Cap       Small Cap        Small Cap         Oakmark
                                                      Core Equity      Growth           Growth        International
                                                      Portfolio B   Portfolio (e)     Portfolio B      Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (69,549)        (1,804)      (1,255,575)         213,986
  Net realized gain (loss)                                 (10,930)        13,265          219,596          439,496
  Change in unrealized appreciation (depreciation)      18,668,662         22,604       25,849,273       32,012,248
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         18,588,183         34,065       24,813,294       32,665,730
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                              (1,284)             -           (1,257)          (1,543)
  Payments received from contract owners                61,585,611         30,350       72,425,989       94,371,544
  Transfers between sub-accounts (including fixed
   account), net                                        46,007,619        310,138       15,214,670       60,043,174
  Transfers for contract benefits and terminations      (2,495,851)        (6,004)      (2,833,669)      (2,343,006)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             105,096,095        334,484       84,805,733      152,070,169
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              123,684,278        368,549      109,619,027      184,735,899
Net assets at beginning of period                       23,276,982              -       34,329,159       12,688,775
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  146,961,260        368,549      143,948,186      197,424,674
                                                    ==============  =============    =============    =============

                                                    ----------------------------------------
                                                    Third Avenue    Third Avenue     Oppenheimer
                                                      Small Cap      Small Cap         Capital
                                                        Value          Value         Appreciation
                                                    Portfolio (e)   Portfolio B      Portfolio B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (329)    (1,176,239)      (3,613,406)
  Net realized gain (loss)                                  5,828      1,322,991             (573)
  Change in unrealized appreciation (depreciation)         61,093     38,801,843       60,680,428
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            66,592     38,948,595       57,066,449
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -         (1,570)            (198)
  Payments received from contract owners                   51,071    107,259,101      188,753,265
  Transfers between sub-accounts (including fixed
   account), net                                          461,106     54,904,636       71,858,634
  Transfers for contract benefits and terminations         (1,690)    (3,056,301)      (8,041,312)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                510,487    159,105,866      252,570,389
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                 577,079    198,054,461      309,636,838
Net assets at beginning of period                               -     25,528,634       97,837,161
                                                    -------------  -------------    -------------
Net assets at end of period                               577,079    223,583,095      407,473,999
                                                    =============  =============    =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                         PIMCO          Janus          PIMCO          PIMCO
                                                         Money       Aggressive     Total Return   Total Return      PIMCO
                                                        Market         Growth           Bond           Bond       Innovation
                                                      Portfolio B    Portfolio B     Portfolio     Portfolio B   Portfolio (e)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,646,089)    (1,513,553)       (54,141)    (1,006,816)        (2,818)
  Net realized gain (loss)                                       -         29,372        906,702      8,137,247          4,056
  Change in unrealized appreciation (depreciation)               -     26,337,281        (88,845)     2,138,500         55,774
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (1,646,089)    24,853,100        763,716      9,268,931         57,012
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (194)          (419)             -           (320)             -
  Payments received from contract owners               133,547,824     86,760,521        555,459    239,018,306         49,510
  Transfers between sub-accounts (including fixed
   account), net                                       (85,041,381)    31,646,467      1,553,618     11,715,817        550,134
  Transfers for contract benefits and terminations     (20,037,004)    (3,243,271)    (5,672,669)   (18,322,754)       (10,369)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              28,469,245    115,163,298     (3,563,592)   232,411,049        589,275
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               26,823,156    140,016,398     (2,799,876)   241,679,980        646,287
Net assets at beginning of period                       90,464,302     36,902,162     25,486,564    238,270,817              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  117,287,458    176,918,560     22,686,688    479,950,797        646,287
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                                        PIMCO
                                                        PIMCO         Inflation
                                                     Innovation    Protected Bond
                                                     Portfolio B   Portfolio B (e)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (373,721)     (1,059,216)
  Net realized gain (loss)                               (189,629)      5,184,054
  Change in unrealized appreciation (depreciation)      9,550,569       2,075,094
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         8,987,219       6,199,932
                                                    -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -               7
  MetLife Investors USA Insurance Company
   redemptions                                               (478)              -
  Payments received from contract owners               14,451,983     121,735,770
  Transfers between sub-accounts (including fixed
   account), net                                        9,838,258     144,006,005
  Transfers for contract benefits and terminations     (1,454,941)     (4,147,107)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                             22,834,822     261,594,675
                                                    -------------   -------------
    Net increase (decrease) in net assets              31,822,041     267,794,607
Net assets at beginning of period                      10,195,680               -
                                                    -------------   -------------
Net assets at end of period                            42,017,721     267,794,607
                                                    =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                            Met Investors                                      AIM
                                                    -----------------------------  ----------------------------------------------
                                                     T Rowe Price        MFS
                                                       Mid Cap        Research        Premier        Capital       International
                                                        Growth      International     Equity       Appreciation       Growth
                                                     Portfolio B     Portfolio B       Fund            Fund            Fund
                                                    --------------  -------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,743,087)      (551,158)       (15,415)       (10,187)          (4,924)
  Net realized gain (loss)                                 (17,543)       201,866        (95,670)       (72,431)         (44,012)
  Change in unrealized appreciation (depreciation)      34,788,215     24,339,743        405,709        258,319          191,317
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         33,027,585     23,990,451        294,624        175,701          142,381
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                (262)          (296)             -              -                -
  Payments received from contract owners                97,011,990     55,324,638         (2,966)         3,595            4,025
  Transfers between sub-accounts (including fixed
   account), net                                        34,773,115     (1,039,158)       (36,874)       (21,836)          (2,530)
  Transfers for contract benefits and terminations      (3,774,959)    (3,173,276)       (82,055)       (70,493)         (37,820)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             128,009,884     51,111,908       (121,895)       (88,734)         (36,325)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets              161,037,469     75,102,359        172,729         86,967          106,056
Net assets at beginning of period                       42,934,975     46,398,334      1,358,722        713,339          556,574
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $  203,972,444    121,500,693      1,531,451        800,306          662,630
                                                    ==============  =============  =============  =============    =============

                                                                        MFS
                                                    ------------   -------------


                                                       Balanced       Research
                                                         Fund          Series
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              6,135         (2,578)
  Net realized gain (loss)                                (55,483)       (32,903)
  Change in unrealized appreciation (depreciation)        199,770        108,011
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           150,422         72,530
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                    3,150         (9,701)
  Transfers between sub-accounts (including fixed
   account), net                                              366         (6,399)
  Transfers for contract benefits and terminations       (133,539)       (40,242)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (130,023)       (56,342)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  20,399         16,188
Net assets at beginning of period                       1,152,340        359,720
                                                    -------------  -------------
Net assets at end of period                             1,172,739        375,908
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                 MFS                                              Oppenheimer
                                                    -----------------------------  --------------------------------------------
                                                                                    Main Street
                                                       Investors         New         Growth &                      Strategic
                                                         Trust        Discovery       Income           Bond          Bond
                                                        Series         Series          Fund            Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,331)        (4,566)        (6,634)        17,704         12,599
  Net realized gain (loss)                                  (7,103)       (38,979)       (63,615)           517            141
  Change in unrealized appreciation (depreciation)          42,890        130,599        406,032          3,878         24,587
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             34,456         87,054        335,783         22,099         37,327
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                         -         (9,656)         1,824          6,300            166
  Transfers between sub-accounts (including fixed
   account), net                                             4,912        (18,786)       (15,669)        18,825            490
  Transfers for contract benefits and terminations         (16,768)       (49,805)      (111,339)       (23,961)       (34,103)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (11,856)       (78,247)      (125,184)         1,164        (33,447)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   22,600          8,807        210,599         23,263          3,880
Net assets at beginning of period                          176,867        340,233      1,485,237        419,872        248,099
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      199,467        349,040      1,695,836        443,135        251,979
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Main Street
                                                        Small
                                                         Cap           Money
                                                     Growth Fund       Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (1,989)        (3,294)
  Net realized gain (loss)                                 (2,047)             -
  Change in unrealized appreciation (depreciation)         54,353              -
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            50,317         (3,294)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                      240              -
  Transfers between sub-accounts (including fixed
   account), net                                           16,829       (348,854)
  Transfers for contract benefits and terminations         (8,502)       (16,881)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  8,567       (365,735)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  58,884       (369,029)
Net assets at beginning of period                         123,379        910,119
                                                    -------------  -------------
Net assets at end of period                               182,263        541,090
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ---------------------------------------------------------------------------

                                                         Asset                                                      Equity-
                                                        Manager        Growth        Contrafund     Overseas        Income
                                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    3,588,750     (2,630,329)    (1,995,730)       (44,835)       108,001
  Net realized gain (loss)                              (4,651,518)   (16,397,960)    (1,627,928)    (1,261,416)      (807,406)
  Change in unrealized appreciation (depreciation)      25,905,819     83,691,437     56,105,559      5,096,073      6,483,503
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         24,843,051     64,663,148     52,481,901      3,789,822      5,784,098
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                11,059,497     22,745,698     20,674,012        217,854         80,351
  Transfers between sub-accounts (including fixed
   account), net                                        (4,610,577)    (8,545,847)    (5,253,201)        86,744       (403,381)
  Transfers for contract benefits and terminations     (20,510,654)   (32,090,528)   (19,249,685)    (2,034,089)    (2,820,510)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (14,061,734)   (17,890,677)    (3,828,874)    (1,729,491)    (3,143,540)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               10,781,317     46,772,471     48,653,027      2,060,331      2,640,558
Net assets at beginning of period                      162,779,061    222,487,040    200,852,938     10,274,025     22,635,288
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  173,560,378    269,259,511    249,505,965     12,334,356     25,275,846
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Index          Money
                                                         500          Market
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            526,462        (68,021)
  Net realized gain (loss)                            (14,361,585)             -
  Change in unrealized appreciation (depreciation)     57,042,919              -
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        43,207,796        (68,021)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners               15,170,894      6,932,123
  Transfers between sub-accounts (including fixed
   account), net                                      (72,470,331)    (5,357,390)
  Transfers for contract benefits and terminations    (23,222,948)    (5,746,401)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (80,522,385)    (4,171,668)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (37,314,589)    (4,239,689)
Net assets at beginning of period                     202,226,966     30,912,721
                                                    -------------  -------------
Net assets at end of period                           164,912,377     26,673,032
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Scudder I                                             MetLife
                                                    --------------  -----------------------------------------------------------
                                                                                      Russell        Putnam
                                                                        Janus          2000       International   Met/Putnam
                                                     International     Mid Cap         Index          Stock         Voyager
                                                       Portfolio      Portfolio      Portfolio      Portfolio     Portfolio A
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (110,898)       (10,832)        (9,094)        (2,528)        (4,887)
  Net realized gain (loss)                              (1,728,672)      (119,488)        10,428        (23,229)       (40,469)
  Change in unrealized appreciation (depreciation)       6,214,219        347,581        341,057        106,170        119,930
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          4,374,649        217,261        342,391         80,413         74,574
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 2,912,417          5,687        174,766              -            885
  Transfers between sub-accounts (including fixed
   account), net                                        (1,001,568)        65,277      1,563,207         29,057         44,506
  Transfers for contract benefits and terminations      (1,032,892)       (83,195)      (231,104)       (21,045)       (27,282)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 877,957        (12,231)     1,506,869          8,012         18,109
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                5,252,606        205,030      1,849,260         88,425         92,683
Net assets at beginning of period                       16,026,962        703,693        378,497        276,753        326,304
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   21,279,568        908,723      2,227,757        365,178        418,987
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Stock          Stock
                                                        Index          Index
                                                    Portfolio (e)   Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (350,476)      (310,441)
  Net realized gain (loss)                                106,930        193,706
  Change in unrealized appreciation (depreciation)      7,763,978     21,269,435
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         7,520,432     21,152,700
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -           (879)
  Payments received from contract owners                2,270,143     52,379,728
  Transfers between sub-accounts (including fixed
   account), net                                       62,008,296     24,073,826
  Transfers for contract benefits and terminations     (2,204,024)    (3,214,862)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             62,074,415     73,237,813
                                                    -------------  -------------
    Net increase (decrease) in net assets              69,594,847     94,390,513
Net assets at beginning of period                               -     41,490,056
                                                    -------------  -------------
Net assets at end of period                            69,594,847    135,880,569
                                                    =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                      MetLife
                                                    ---------------------------------------------------------------------------
                                                                                                       SSR           Lehman
                                                        Alger            SSR            SSR         Large Cap       Brothers
                                                        Equity         Aurora       Bond Income       Value        Aggregate
                                                      Growth (e)    Portfolio (e)  Portfolio (e)  Portfolio (e)  Bond Index (e)
                                                    --------------  -------------  -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (975)        (9,354)        (2,565)           630         (3,040)
  Net realized gain (loss)                                     340          3,784            108           (106)        (1,569)
  Change in unrealized appreciation (depreciation)          20,041        348,713         12,545         20,377          8,123
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             19,406        343,143         10,088         20,901          3,514
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    18,900        269,110         88,642         23,374        146,341
  Transfers between sub-accounts (including fixed
   account), net                                           166,404      2,174,389        572,884        169,762        572,888
  Transfers for contract benefits and terminations            (159)       (34,948)       (14,063)        (1,890)       (20,801)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 185,145      2,408,551        647,463        191,246        698,428
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  204,551      2,751,694        657,551        212,147        701,942
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      204,551      2,751,694        657,551        212,147        701,942
                                                    ==============  =============  =============  =============  =============

                                                    --------------------------------

                                                                      Harris Oakmark
                                                       FI Mid Cap       Large Cap
                                                    Opportunities (e) Value Fund (e)
                                                    ----------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (3,090)         (5,942)
  Net realized gain (loss)                                   14,088             316
  Change in unrealized appreciation (depreciation)           88,530         129,746
                                                      -------------   -------------
    Net increase (decrease) in net assets from
     operations                                              99,528         124,120
                                                      -------------   -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                       -               -
  MetLife Investors USA Insurance Company
   redemptions                                                    -               -
  Payments received from contract owners                     98,391         248,630
  Transfers between sub-accounts (including fixed
   account), net                                            632,576       1,378,139
  Transfers for contract benefits and terminations          (11,961)         (1,648)
                                                      -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  719,006       1,625,121
                                                      -------------   -------------
    Net increase (decrease) in net assets                   818,534       1,749,241
Net assets at beginning of period                                 -               -
                                                      -------------   -------------
Net assets at end of period                                 818,534       1,749,241
                                                      =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------
                                                                         MFS                          Davis          Davis
                                                    Morgan Stanley      Total           Mid          Venture        Venture
                                                         EAFE           Return       Cap Stock        Value          Value
                                                      Index (e)       Series (e)     Index (e)       Fund (e)       Fund E
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,931)        (2,927)        (5,905)        (3,388)    (3,313,010)
  Net realized gain (loss)                                  74,614            774          5,458            264       (102,267)
  Change in unrealized appreciation (depreciation)          96,659         46,065        144,303         88,012     74,510,314
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            165,342         43,912        143,856         84,888     71,095,037
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -            (42)
  Payments received from contract owners                   130,969        120,657        185,742         82,244    187,975,968
  Transfers between sub-accounts (including fixed
   account), net                                           795,880        614,370      1,176,097        626,320     45,469,829
  Transfers for contract benefits and terminations         (23,548)       (12,985)       (21,596)       (11,121)   (11,408,815)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 903,301        722,042      1,340,243        697,443    222,036,940
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,068,643        765,954      1,484,099        782,331    293,131,977
Net assets at beginning of period                                -              -              -              -    128,844,921
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,068,643        765,954      1,484,099        782,331    421,976,898
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                        Harris         Harris
                                                       Oakmark        Oakmark
                                                       Focused        Focused
                                                    Value Fund (e)  Value Fund B
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (11,975)    (3,660,215)
  Net realized gain (loss)                                    556         (5,872)
  Change in unrealized appreciation (depreciation)        355,482     74,648,276
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           344,063     70,982,189
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -            (52)
  Payments received from contract owners                  565,168    167,425,874
  Transfers between sub-accounts (including fixed
   account), net                                        2,768,656     67,493,776
  Transfers for contract benefits and terminations        (35,531)    (9,899,063)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,298,293    225,020,535
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,642,356    296,002,724
Net assets at beginning of period                               -    113,939,326
                                                    -------------  -------------
Net assets at end of period                             3,642,356    409,942,050
                                                    =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                        MetLife                      Van Kampen
                                                    --------------  -------------------------------------------  --------------

                                                       Jennison        Emerging                      Growth &       Equity
                                                        Growth          Growth       Enterprise       Income        Income
                                                      Portfolio B        Fund           Fund           Fund         Fund II
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,442,467)        (6,845)        (1,399)        (1,432)         1,618
  Net realized gain (loss)                               1,849,073        (62,002)        (7,910)          (566)       (17,041)
  Change in unrealized appreciation (depreciation)      25,140,667        179,009         43,499         67,709         83,956
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         25,547,273        110,162         34,190         65,711         68,533
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                 (47)             -              -              -              -
  Payments received from contract owners               115,370,120            405         (9,701)             -            629
  Transfers between sub-accounts (including fixed
   account), net                                         4,486,868         17,750         (8,142)        35,761         (5,346)
  Transfers for contract benefits and terminations      (3,407,507)       (57,744)        (1,784)        (6,985)       (28,557)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             116,449,434        (39,589)       (19,627)        28,776        (33,274)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              141,996,707         70,573         14,563         94,487         35,259
Net assets at beginning of period                       42,025,982        458,846        155,300        220,658        300,784
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  184,022,689        529,419        169,863        315,145        336,043
                                                    ==============  =============  =============  =============  =============

                                                       Federated
                                                    -----------------------------

                                                        High          American
                                                     Income Bond      Leaders
                                                       Fund II        Fund II
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             15,835          1,685
  Net realized gain (loss)                                 (3,235)       (24,215)
  Change in unrealized appreciation (depreciation)         34,423        158,025
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            47,023        135,495
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                        -          6,180
  Transfers between sub-accounts (including fixed
   account), net                                            1,712        (37,951)
  Transfers for contract benefits and terminations        (30,074)       (49,996)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (28,362)       (81,767)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  18,661         53,728
Net assets at beginning of period                         244,101        593,612
                                                    -------------  -------------
Net assets at end of period                               262,762        647,340
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Federated      Neuberger        Alger                         T Rowe
                                                    --------------  -------------  -------------- -----------------------------

                                                        Growth                         Small
                                                       Strategic       Genesis     Capitalization     Growth     International
                                                        Fund II         Trust           Fund           Fund       Stock Fund
                                                    --------------  -------------  -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,548)        (1,434)      (701,164)       (71,567)         2,214
  Net realized gain (loss)                                 (16,005)       156,873     (5,252,739)    (9,975,488)    (2,167,516)
  Change in unrealized appreciation (depreciation)          77,183       (160,697)    23,298,902     13,059,440      2,421,369
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             58,630         (5,258)    17,344,999      3,012,385        256,067
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                       690          3,656      5,741,989        441,349         76,061
  Transfers between sub-accounts (including fixed
   account), net                                            (7,677)         3,457     (2,327,509)      (218,637)       (39,262)
  Transfers for contract benefits and terminations          (7,662)    (3,176,724)    (3,893,264)   (20,566,154)    (3,610,120)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (14,649)    (3,169,611)      (478,784)   (20,343,442)    (3,573,321)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   43,981     (3,174,869)    16,866,215    (17,331,057)    (3,317,254)
Net assets at beginning of period                          158,130      3,192,787     42,603,692     27,968,736      4,374,990
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      202,111         17,918     59,469,907     10,637,679      1,057,736
                                                    ==============  =============  =============  =============  =============

                                                                       Janus
                                                    -------------- -------------

                                                        Prime          Aspen
                                                       Reserve       Worldwide
                                                        Fund          Growth
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,691)        (2,228)
  Net realized gain (loss)                                      -     (3,519,195)
  Change in unrealized appreciation (depreciation)              -      3,562,040
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (3,691)        40,617
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                     -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                  (13,752)         7,003
  Transfers between sub-accounts (including fixed
   account), net                                          (83,983)       (22,741)
  Transfers for contract benefits and terminations       (300,571)    (5,187,724)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (398,306)    (5,203,462)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (401,997)    (5,162,845)
Net assets at beginning of period                       1,838,862      5,172,450
                                                    -------------  -------------
Net assets at end of period                             1,436,865          9,605
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                      American
                                                    --------------------------------------------
                                                        Global
                                                        Small                         Growth &
                                                    Capitalization      Growth         Income
                                                       Fund (e)        Fund (e)       Fund (e)        Total
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,941)       (21,399)        17,431    (25,198,577)
  Net realized gain (loss)                                   6,885            662          3,541    (53,527,113)
  Change in unrealized appreciation (depreciation)         134,325        611,512        404,263  1,004,499,912
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            137,269        590,775        425,235    925,774,222
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company
   payments                                                      -              -              -              7
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -         (9,976)
  Payments received from contract owners                   130,939        720,748        538,731  2,420,600,818
  Transfers between sub-accounts (including fixed
   account), net                                         1,012,398      5,681,430      3,962,633    761,613,623
  Transfers for contract benefits and terminations            (890)       (22,327)       (56,047)  (335,370,996)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,142,447      6,379,851      4,445,317  2,846,833,476
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,279,716      6,970,626      4,870,552  3,772,607,698
Net assets at beginning of period                                -              -              -  2,594,706,334
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $    1,279,716      6,970,626      4,870,552  6,367,314,032
                                                    ==============  =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. MLIUSA is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of fourteen investment companies. The investment companies are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  AIM Mid Cap Core Equity Portfolio
                  AIM Small Cap Growth Portfolio
                  AIM Small Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio
                  Third Avenue Small Cap Value Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO PEA Innovation Portfolio
                  PIMCO PEA Innovation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio A
                  MFS Research International Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Capital Appreciation Fund

       AIM Variable Insurance Funds, Inc. (AIM) (continued):
        International Growth Fund
        Balanced Fund
       MFS Variable Insurance Trust (MFS):
        Research Series
        Investors Trust Series
        New Discovery Series
       Oppenheimer Variable Account Funds (Oppenheimer):
        Main Street Growth & Income Fund
        Bond Fund
        Strategic Bond Fund
        Main Street Small Cap Fund
        Oppenheimer Money Fund
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Asset Manager Portfolio
        Growth Portfolio
        Contrafund Portfolio
        Overseas Portfolio
        Equity-Income Portfolio
        Index 500 Portfolio
        Money Market Portfolio
       Scudder Variable Series I (Scudder I):
        International Portfolio
       Metropolitan Life Series (MetLife):
        FI Mid Cap Portfolio
        Russell 2000 Index Portfolio
        FI International Stock Class A
        Met/Putnam Voyager Portfolio A
        Stock Index Portfolio
        Stock Index Portfolio B
        SSR Large Cap Growth
        SSR Aurora Portfolio
        SSR Bond Income Portfolio
        SSR Large Cap Value Portfolio
        Lehman Brothers Aggregate Bond Index

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

   The following sub-accounts were available for investment as of December 31, 2004, continued:


               Metropolitan Life Series (MetLife) (continued):
                Harris Oakmark Large Cap Value Fund
                Morgan Stanley EAFE Index
                MFS Total Return Series
                Mid Cap Stock Index
                Davis Venture Value Fund
                Davis Venture Value Fund E
                Harris Oakmark Focused Value Fund
                Harris Oakmark Focused Value Fund B
                Jennison Growth Portfolio B
                SSR Money Market
                T Rowe Price Small Cap Growth
               VanKampen LIT Funds (VanKampen):
                Emerging Growth Fund
                Enterprise Fund
                Growth & Income Fund
               Federated Investors Insurance Company (Federated):
                Equity Income Fund II

         Federated Investors Insurance Company (Federated) (continued):
          High Income Fund Bond II
          Growth Strategic Fund II
         Neuberger Berman (Neuberger Berman):
          Genesis Trust
         The Alger American Fund (Alger):
          Small Capitalization Fund
         T Rowe Price Funds (T Rowe):
          T Rowe Growth Fund
          T Rowe International Stock Fund
          T Rowe Prime Reserve Fund
         Janus Capital Funds Corp. (Janus):
          Aspen Worldwide Growth
         American Funds (American):
          Global Small Capitalization Fund
          Growth Fund
          Growth & Income Fund

  During 2004, the following portfolios changed names:
    Met Investors Series Trust - PIMCO Money Market Portfolio B to Money
     Market Portfolio B
    Met Investors Series Trust - PIMCO Innovation Portfolio to PIMCO PEA
     Innovation Portfolio
    Met Investors Series Trust - PIMCO Innovation Portfolio B to PIMCO PEA
     Innovation Portfolio B
    Metropolitan Life Series - Putnam International Stock Portfolio to FI
     International Stock Class A
    Metropolitan Life Series - Janus Mid Cap Portfolio to FI Mid Cap
     Portfolio
    Metropolitan Life Series - Alger Equity Growth Portfolio to SSR Large
     Cap Growth

   The following sub-accounts ceased operations during the year ended December 31, 2004:

     Year Ended December 31, 2004:                   Date Ceased Operations
     -----------------------------                   ----------------------
      Met Investors JP Morgan Quality Bond Portfolio   November 19, 2004
      Met Investors Met/Putnam Research Portfolio      November 19, 2004
      Met Investors Met/Putnam Research Portfolio B    November 19, 2004
      MetLife FI Mid Cap Opportunities                 May 1, 2004
      Federated American Leaders Fund II               May 1, 2004

   The following sub-accounts began operations during the years ended December 31, 2004 and 2003:

Year Ended December 31, 2004:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
 Met Investors MFS Research International Portfolio A       May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
 Met Investors Turner Mid-Cap Growth B                      May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Class B          May 3, 2004
 Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
 Met Investors Moderate Strategy Fund of Fund B             November 22, 2004
 Met Investors Balance Strategy Fund of Fund B              November 22, 2004

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004:                             Date Began Operations
-----------------------------                             ---------------------
 Met Investors Growth Strategy Fund of Fund B               November 22, 2004
 Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
 MetLife SSR Money Market                                   May 3, 2004
 MetLife T Rowe Price Small Cap Growth                      May 3, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors AIM Small Cap Growth Portfolio               May 1, 2003
 Met Investors Third Avenue Small Cap Value Portfolio       May 1, 2003
 Met Investors PIMCO Innovation Portfolio                   May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B   May 1, 2003
 MetLife Stock Index Portfolio                              May 1, 2003
 MetLife SSR Aurora Portfolio                               May 1, 2003
 MetLife SSR Bond Income Portfolio                          May 1, 2003
 MetLife SSR Large Cap Value Portfolio                      May 1, 2003
 MetLife Lehman Brothers Aggregate Bond Index               May 1, 2003
 MetLife FI Mid Cap Opportunities                           May 1, 2003
 MetLife Harris Oakmark Large Cap Value Fund                May 1, 2003
 MetLife Morgan Stanley EAFE Index                          May 1, 2003
 MetLife MFS Total Return Series                            May 1, 2003
 MetLife Mid Cap Stock Index                                May 1, 2003
 MetLife Davis Venture Value Fund                           May 1, 2003
 MetLife Harris Oakmark Focused Value Fund                  May 1, 2003
 MetLife Alger Equity Growth                                May 1, 2003
 American Global Small Capitalization Fund                  May 1, 2003
 American Growth Fund                                       May 1, 2003
 American Growth & Income Fund                              May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gains distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes. MLIUSA does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (D) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.35%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment, as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000               6.00%
                 $50,000 - $99,999.99            5.00%
                 $100,000 - $249,999.99          4.00%
                 $250,000 - $499,999.99          3.00%
                 $500,000 - $999,999.99          2.00%
                 $1,000,000 or more              1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2004, contract maintenance, surrender, and transfer fees of $26,274,769 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS:
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

   Met Investors Lord Abbett Growth & Income Portfolio        $  293,735,150
   Met Investors Lord Abbett Growth & Income Portfolio B         571,393,386
   Met Investors Lord Abbett Bond Debenture Portfolio              2,125,820
   Met Investors Lord Abbett Bond Debenture Portfolio B          413,958,436
   Met Investors AIM Mid Cap Core Equity Portfolio B             116,429,354
   Met Investors AIM Small Cap Growth Portfolio                      410,311
   Met Investors AIM Small Cap Growth Portfolio B                198,520,628
   Met Investors Harris Oakmark International Portfolio B        260,435,032
   Met Investors Third Avenue Small Cap Value Portfolio            2,465,561
   Met Investors Third Avenue Small Cap Value Portfolio B        252,751,884
   Met Investors Oppenheimer Capital Appreciation Portfolio       17,706,656
   Met Investors Oppenheimer Capital Appreciation Portfolio B    443,775,905
   Met Investors Money Market Portfolio B                         99,153,219
   Met Investors Janus Aggressive Growth Portfolio B             159,268,373
   Met Investors PIMCO Total Return Bond Portfolio                52,307,655
   Met Investors PIMCO Total Return Bond Portfolio B             434,008,115
   Met Investors PIMCO PEA Innovation Portfolio                      758,164
   Met Investors PIMCO PEA Innovation Portfolio B                 60,389,601
   Met Investors PIMCO Inflation Protected Bond Portfolio B      363,745,706
   Met Investors T Rowe Price Mid Cap Growth Portfolio B         159,050,849
   Met Investors MFS Research International Portfolio A              471,211
   Met Investors MFS Research International Portfolio B          191,812,007
   Met Investors Neuberger Berman Real Estate Portfolio B         67,902,775
   Met Investors Turner Mid-Cap Growth Portfolio B                50,053,723
   Met Investors Goldman Sachs Mid-Cap Value B                    64,474,611
   Met Investors Defensive Strategy Fund of Fund B               103,985,415
   Met Investors Moderate Strategy Fund of Fund B                371,389,811
   Met Investors Balance Strategy Fund of Fund B               1,179,456,357
   Met Investors Growth Strategy Fund of Fund B                  955,761,006
   Met Investors Aggressive Strategy Fund of Fund B              214,112,476
   AIM Premier Equity Fund                                         1,714,734
   AIM Capital Appreciation Fund                                     821,826
   AIM International Growth Fund                                     782,177
   AIM Balanced Fund                                               1,243,193
   MFS Research Series                                               375,415
   MFS Investors Trust Series                                        163,441
   MFS New Discovery Series                                          237,227
   Oppenheimer Main Street Growth & Income Fund                      310,977
   Oppenheimer Bond Fund                                             382,833
   Oppenheimer Strategic Bond Fund                                    99,193
   Oppenheimer Main Street Small Cap Growth Fund                     144,605
   Oppenheimer Money Fund                                            297,947
   Fidelity Asset Manager Portfolio                              176,362,242

          Fidelity Growth Portfolio                    $  298,978,994
          Fidelity Contrafund Portfolio                   222,597,166
          Fidelity Overseas Portfolio                      11,936,773
          Fidelity Equity-Income Portfolio                 21,499,979
          Fidelity Index 500 Portfolio                    144,721,768
          Fidelity Money Market Portfolio                  29,307,345
          Scudder I International Portfolio                26,872,268
          MetLife FI Mid Cap Portfolio                      3,283,438
          MetLife Russell 2000 Index Portfolio              5,543,984
          MetLife FI International Stock Class A              440,488
          MetLife Putnam Voyager Portfolio A                  507,384
          MetLife Stock Index Portfolio                    64,661,398
          MetLife Stock Index Portfolio B                 178,326,349
          MetLife SSR Large Cap Growth                        274,525
          MetLife SSR Aurora Portfolio                      7,937,689
          MetLife SSR Bond Income Portfolio                 1,962,966
          MetLife SSR Large Cap Value Portfolio               535,799
          MetLife Lehman Brothers Aggregate Bond Index      2,275,835
          MetLife Harris Oakmark Large Cap Value Fund       3,970,140
          MetLife Morgan Stanley EAFE Index                 3,404,870
          MetLife MFS Total Return Series                   3,906,710
          MetLife Mid Cap Stock Index                       4,189,764
          MetLife Davis Venture Value Fund                  2,309,800
          MetLife Davis Venture Value Fund E              552,664,484
          MetLife Harris Oakmark Focused Value Fund        11,060,383
          MetLife Harris Oakmark Focused Value Fund B     346,469,972
          MetLife Jennison Growth Portfolio B             203,575,735
          MetLife SSR Money Market                             42,787
          MetLife T Rowe Price Small Cap Growth               378,962
          Van Kampen Emerging Growth Fund                     572,394
          Van Kampen Enterprise Fund                          178,424
          Van Kampen Growth & Income Fund                     247,305
          Federated Equity Income Fund II                      89,760
          Federated High Income Bond Fund II                  178,103
          Federated Growth Strategic Fund II                  252,909
          Neuberger Genesis Trust                               9,507
          Alger American Small Capitalization Fund         93,344,559
          T Rowe Growth Fund                               11,355,936
          T Rowe International Stock Fund                   1,147,500
          T Rowe Prime Reserve Fund                         1,149,982
          Janus Aspen Worldwide Growth                          8,010
          American Global Small Capitalization Fund         4,729,741
          American Growth Fund                             15,024,557
          American Growth & Income Fund                    12,300,956
                                                       --------------
                                                       $9,578,972,405
                                                       ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING:
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan
                                     Growth         Growth          Bond           Bond          Quality       Met/Putnam
                                    & Income       & Income       Debenture      Debenture        Bond          Research
                                    Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio      Portfolio
                                   -----------    -----------    -----------    -----------    -----------    -----------
Units:
 Unit Balance at January 1, 2003    12,846,775      4,763,078         23,392      8,449,518      3,059,939      3,520,815
   Units Issued                      1,219,207     10,716,090        243,062     25,395,475        624,403         60,653
   Units Redeemed                   (1,917,032)      (847,956)      (158,323)    (3,513,629)    (1,007,135)      (753,055)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  12,148,950     14,631,212        108,131     30,331,364      2,677,207      2,828,413
   Units Issued                        949,648      9,212,774        126,041     19,630,145        268,500         31,710
   Units Redeemed                   (1,402,954)    (9,640,060)       (34,956)   (23,879,975)    (2,945,707)    (2,860,123)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2004  11,695,644     14,203,926        199,216     26,081,534              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========



                                   Met/Putnam
                                    Research
                                   Portfolio B
                                   -----------
Units:
 Unit Balance at January 1, 2003     4,317,303
   Units Issued                      6,313,790
   Units Redeemed                   (1,698,166)
                                   -----------
 Unit Balance at December 31, 2003   8,932,927
   Units Issued                      4,307,738
   Units Redeemed                  (13,240,665)
                                   -----------
 Unit Balance at December 31, 2004           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                   ------------------------------------------------------------------------------------------
                                       AIM          AIM          AIM         Harris     Third Avenue Third Avenue Oppenheimer
                                     Mid Cap     Small Cap    Small Cap      Oakmark     Small Cap    Small Cap     Capital
                                   Core Equity    Growth       Growth     International    Value        Value     Appreciation
                                   Portfolio B   Portfolio   Portfolio B   Portfolio B   Portfolio   Portfolio B   Portfolio
                                   -----------  -----------  -----------  ------------- ------------ ------------ ------------
Units:
 Unit Balance at January 1, 2003     2,416,396            -    4,064,765     1,441,751            -    3,106,789            -
   Units Issued                     10,491,814       58,223   10,289,124    16,407,912       54,100   17,715,273            -
   Units Redeemed                     (619,361)     (26,655)  (1,878,113)     (960,226)      (3,990)  (1,264,376)           -
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  12,288,849       31,568   12,475,776    16,889,437       50,110   19,557,686            -
   Units Issued                      7,218,796       23,890   17,762,216    22,559,744      164,286   16,005,760    1,833,755
   Units Redeemed                   (9,246,875)     (19,259) (11,949,957)  (16,992,968)     (19,895) (13,110,569)     (47,744)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2004  10,260,770       36,199   18,288,035    22,456,213      194,501   22,452,877    1,786,011
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Oppenheimer                    Janus        PIMCO        PIMCO
                                     Capital         Money     Aggressive   Total Return Total Return  PIMCO PEA    PIMCO PEA
                                   Appreciation     Market       Growth         Bond         Bond      Innovation  Innovation
                                   Portfolio B    Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B
                                   ------------   -----------  -----------  ------------ ------------ -----------  -----------
Units:
 Unit Balance at January 1, 2003    15,642,954      8,981,636    7,128,991    3,311,248   21,084,805            -    3,460,978
   Units Issued                     37,981,862     29,114,510   21,329,554      574,005   33,909,879      216,314    9,238,207
   Units Redeemed                   (2,110,813)   (26,309,161)  (1,923,320)  (1,032,426) (13,623,056)     (77,191)  (3,498,556)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  51,514,003     11,786,985   26,535,225    2,852,827   41,371,628      139,123    9,200,629
   Units Issued                     41,510,722     24,809,904   21,515,189    4,316,812   20,597,148      174,511   15,369,987
   Units Redeemed                  (37,118,297)   (26,539,641) (22,914,551)    (781,581) (26,056,891)    (150,244)  (9,975,875)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2004  55,906,428     10,057,248   25,135,863    6,388,058   35,911,885      163,390   14,594,741
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            Met Investors
                                   ----------------------------------------------------------------------------------
                                       PIMCO         T Rowe          MFS           MFS       Neuberger     Turner
                                     Inflation    Price Mid Cap   Research      Research      Berman       Mid-Cap
                                   Protected Bond    Growth     International International Real Estate    Growth
                                    Portfolio B    Portfolio B   Portfolio A   Portfolio B  Portfolio B  Portfolio B
                                   -------------- ------------- ------------- ------------- -----------  -----------
Units:
 Unit Balance at January 1, 2003              -      9,490,409             -     6,394,788            -            -
   Units Issued                      26,667,723     26,260,364             -    11,354,466            -            -
   Units Redeemed                      (959,811)    (2,223,882)            -    (4,862,099)           -            -
                                    -----------    -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2003   25,707,912     33,526,891             -    12,887,155            -            -
   Units Issued                      31,658,383     19,663,291        46,605    22,120,298   12,065,092   10,189,107
   Units Redeemed                   (24,525,447)   (25,654,276)       (1,484)  (14,092,592)  (5,611,196)  (4,986,365)
                                    -----------    -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2004   32,840,848     27,535,906        45,121    20,914,861    6,453,896    5,202,742
                                    ===========    ===========   ===========   ===========  ===========  ===========

                                   ------------
                                     Goldman
                                      Sachs
                                     Mid-Cap
                                     Value B
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
   Units Issued                     11,383,384
   Units Redeemed                   (5,067,259)
                                   -----------
 Unit Balance at December 31, 2004   6,316,125
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                            Met Investors                                      AIM
                                   ---------------------------------------------------------------  ------------------------
                                    Defensive     Moderate     Balance       Growth     Aggressive
                                    Strategy      Strategy     Strategy     Strategy     Strategy                    Capital
                                     Fund of      Fund of      Fund of      Fund of      Fund of      Premier      Appreciation
                                     Fund B        Fund B       Fund B       Fund B       Fund B    Equity Fund        Fund
                                   -----------  -----------  -----------  -----------  -----------  -----------    ------------
Units:
 Unit Balance at January 1, 2003             -            -            -            -            -      467,409        213,116
   Units Issued                              -            -            -            -            -        9,559          9,235
   Units Redeemed                            -            -            -            -            -      (49,841)       (35,148)
                                   -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2003           -            -            -            -            -      427,127        187,203
   Units Issued                     10,602,537   36,748,873  114,899,506   91,985,226   20,763,078       15,709         10,541
   Units Redeemed                     (343,427)    (348,202)    (356,734)    (355,889)    (298,105)     (69,868)       (37,733)
                                   -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2004  10,259,110   36,400,671  114,542,772   91,629,337   20,464,973      372,968        160,011
                                   ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                              AIM                                  MFS
                                   -------------------------     --------------------------------------


                                   International    Balanced       Research      Investors     New Discovery
                                    Growth Fund       Fund          Series      Trust Series      Series
                                   -------------  -----------    -----------    ------------   -------------
Units:
 Unit Balance at January 1, 2003        168,594       298,328        114,262         54,292          75,459
   Units Issued                           8,983        11,432          2,134          3,663           3,512
   Units Redeemed                       (19,864)      (45,166)       (19,299)        (7,122)        (20,263)
                                    -----------   -----------    -----------    -----------     -----------
 Unit Balance at December 31, 2003      157,713       264,594         97,097         50,833          58,708
   Units Issued                           8,201        11,779          2,706          1,495             382
   Units Redeemed                       (16,673)      (28,299)       (20,944)       (12,956)        (21,348)
                                    -----------   -----------    -----------    -----------     -----------
 Unit Balance at December 31, 2004      149,241       248,074         78,859         39,372          37,742
                                    ===========   ===========    ===========    ===========     ===========

                                          Oppenheimer
                                   ------------------------
                                      Main
                                     Street
                                    Growth &          Bond
                                   Income Fund        Fund
                                   -----------    -----------
Units:
 Unit Balance at January 1, 2003       436,506         70,085
   Units Issued                          7,657          4,433
   Units Redeemed                      (45,312)        (4,270)
                                   -----------    -----------
 Unit Balance at December 31, 2003     398,851         70,248
   Units Issued                          4,246            262
   Units Redeemed                     (334,590)        (9,134)
                                   -----------    -----------
 Unit Balance at December 31, 2004      68,507         61,376
                                   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                Oppenheimer                                        Fidelity
                                   -------------------------------------      ------------------------------------------
                                                  Main Street
                                    Strategic        Small                       Asset
                                      Bond            Cap           Money       Manager        Growth      Contrafund
                                      Fund        Growth Fund       Fund       Portfolio      Portfolio    Portfolio
                                   -----------    -----------    -----------  -----------    -----------  -----------
Units:
 Unit Balance at January 1, 2003        43,633         24,139        167,544   20,018,998     24,650,187   19,592,405
   Units Issued                          1,131          2,677            288    1,555,082      2,796,790    2,208,124
   Units Redeemed                       (6,703)        (1,766)       (67,609)  (3,238,573)    (4,702,540)  (2,799,528)
                                   -----------    -----------    -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2003      38,061         25,050        100,223   18,335,507     22,744,437   19,001,001
   Units Issued                            933            281            409    1,145,632      1,852,548    1,669,272
   Units Redeemed                      (23,234)        (2,587)       (45,178)  (2,738,722)    (3,785,380)  (2,037,710)
                                   -----------    -----------    -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2004      15,760         22,744         55,454   16,742,417     20,811,605   18,632,563
                                   ===========    ===========    ===========  ===========    ===========  ===========

                                   --------


                                    Overseas
                                    Portfolio
                                   -----------
Units:
 Unit Balance at January 1, 2003     1,914,131
   Units Issued                         90,040
   Units Redeemed                     (384,586)
                                   -----------
 Unit Balance at December 31, 2003   1,619,585
   Units Issued                         50,920
   Units Redeemed                     (364,750)
                                   -----------
 Unit Balance at December 31, 2004   1,305,755
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  Fidelity                      Scudder I                   MetLife
                                   -------------------------------------      ------------- ---------------------------
                                     Equity-                                                    FI       Russell 2000
                                     Income        Index 500   Money Market   International   Midcap        Index
                                    Portfolio      Portfolio    Portfolio       Portfolio    Portfolio    Portfolio
                                   -----------    -----------  ------------   ------------- -----------  ------------
Units:
 Unit Balance at January 1, 2003     2,727,566     20,168,826    4,525,655       2,973,433      486,103      105,781
   Units Issued                         49,896      1,712,892    2,756,152         958,872       64,607      208,690
   Units Redeemed                     (407,592)    (8,899,802)  (3,362,416)       (800,024)     (77,711)     (84,724)
                                   -----------    -----------  -----------     -----------  -----------  -----------
 Unit Balance at December 31, 2003   2,369,870     12,981,916    3,919,391       3,132,281      472,999      229,747
   Units Issued                         37,741          6,920    2,223,892         558,180      226,043      834,539
   Units Redeemed                     (392,265)    (1,669,445)  (1,832,144)       (623,109)     (84,205)    (587,686)
                                   -----------    -----------  -----------     -----------  -----------  -----------
 Unit Balance at December 31, 2004   2,015,346     11,319,391    4,311,139       3,067,352      614,837      476,600
                                   ===========    ===========  ===========     ===========  ===========  ===========

                                   -----------
                                        FI
                                   International
                                       Stock
                                   -------------
Units:
 Unit Balance at January 1, 2003         97,675
   Units Issued                          48,800
   Units Redeemed                       (44,400)
                                    -----------
 Unit Balance at December 31, 2003      102,075
   Units Issued                          32,211
   Units Redeemed                       (14,208)
                                    -----------
 Unit Balance at December 31, 2004      120,078
                                    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                   -----------------------------------------------------------------------------------

                                   Met/Putnam                                     SSR          SSR            SSR
                                     Voyager      Stock Index  Stock Index     Large Cap     Aurora       Bond Income
                                   Portfolio A     Portfolio   Portfolio B      Growth      Portfolio      Portfolio
                                   -----------    -----------  -----------    -----------  -----------    -----------
Units:
 Unit Balance at January 1, 2003       192,732              -    5,021,812              -            -              -
   Units Issued                         35,180      2,064,241   11,278,710         10,994      180,972         15,799
   Units Redeemed                      (28,587)      (107,827)  (3,234,790)        (2,588)     (10,158)        (1,620)
                                   -----------    -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003     199,325      1,956,414   13,065,732          8,406      170,814         14,179
   Units Issued                         18,011        353,635    8,665,525          8,549      455,399         33,697
   Units Redeemed                      (34,334)      (294,834)  (2,974,606)        (5,332)    (125,959)        (6,479)
                                   -----------    -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2004     183,002      2,015,215   18,756,651         11,623      500,254         41,397
                                   ===========    ===========  ===========    ===========  ===========    ===========

                                   ------
                                       SSR
                                    Large Cap
                                      Value
                                    Portfolio
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                         21,321
   Units Redeemed                       (1,340)
                                   -----------
 Unit Balance at December 31, 2003      19,981
   Units Issued                         38,765
   Units Redeemed                       (7,622)
                                   -----------
 Unit Balance at December 31, 2004      51,124
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                   --------------------------------------------------------------------------------------
                                      Lehman
                                     Brothers                   Harris Oakmark Morgan Stanley     MFS            Mid
                                    Aggregate      FI Mid Cap     Large Cap         EAFE      Total Return    Cap Stock
                                    Bond Index    Opportunities   Value Fund       Index         Series         Index
                                   -----------    ------------- -------------- -------------- ------------   -----------
Units:
 Unit Balance at January 1, 2003             -               -             -              -             -              -
   Units Issued                         68,128          77,968       145,332        748,243        20,499        138,931
   Units Redeemed                      (13,098)         (6,260)         (974)      (637,808)         (743)       (10,655)
                                   -----------     -----------   -----------    -----------   -----------    -----------
 Unit Balance at December 31, 2003      55,030          71,708       144,358        110,435        19,756        128,276
   Units Issued                        150,652          74,916       224,189        275,627        86,273        274,805
   Units Redeemed                      (30,070)       (146,624)      (34,923)       (35,261)       (8,666)       (38,229)
                                   -----------     -----------   -----------    -----------   -----------    -----------
 Unit Balance at December 31, 2004     175,612               -       333,624        350,801        97,363        364,852
                                   ===========     ===========   ===========    ===========   ===========    ===========

                                   --------

                                      Davis
                                     Venture
                                    Value Fund
                                   -----------
Units:
 Unit Balance at January 1, 2003             -
   Units Issued                         29,130
   Units Redeemed                       (1,759)
                                   -----------
 Unit Balance at December 31, 2003      27,371
   Units Issued                         63,374
   Units Redeemed                       (9,247)
                                   -----------
 Unit Balance at December 31, 2004      81,498
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                      MetLife
                                   ----------------------------------------------------------------------------
                                      Davis          Harris         Harris                                      T Rowe
                                     Venture        Oakmark        Oakmark       Jennison          SSR           Price
                                      Value         Focused        Focused        Growth          Money        Small Cap
                                   Value Fund E    Value fund    Value Fund B   Portfolio B       Market        Growth
                                   ------------   -----------    ------------   -----------    -----------    -----------
Units:
 Unit Balance at January 1, 2003    15,486,565              -     10,685,241      5,519,181              -              -
   Units Issued                     29,533,271        120,508     21,301,025     18,721,679              -              -
   Units Redeemed                   (5,589,756)        (4,762)    (2,461,664)    (5,296,969)             -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  39,430,080        115,746     29,524,602     18,943,891              -              -
   Units Issued                     43,188,532        275,930     16,523,778     18,744,168          3,089         35,384
   Units Redeemed                  (28,647,204)       (31,324)   (18,498,880)   (15,675,727)        (1,233)        (4,376)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2004  53,971,408        360,352     27,549,500     22,012,332          1,856         31,008
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                   Van Kampen
                                   -----------


                                    Emerging
                                   Growth Fund
                                   -----------
Units:
 Unit Balance at January 1, 2003       142,960
   Units Issued                         14,980
   Units Redeemed                      (26,588)
                                   -----------
 Unit Balance at December 31, 2003     131,352
   Units Issued                            127
   Units Redeemed                      (23,249)
                                   -----------
 Unit Balance at December 31, 2004     108,230
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Van Kampen                                Federated                         Neuberger
                                   ------------------------    --------------------------------------------------    -----------

                                                                 Equity         High       American       Growth
                                    Enterprise     Growth &      Income        Income      Leaders       Strategic     Genesis
                                       Fund       Income Fund    Fund II    Bond Fund II   Fund II        Fund II       Trust
                                   -----------    -----------  -----------  ------------ -----------    -----------  -----------
Units:
 Unit Balance at January 1, 2003        56,973         54,474       91,827       54,149      162,190         51,227      479,091
   Units Issued                            220          8,985        4,811          385        7,454            759        1,076
   Units Redeemed                       (6,993)        (1,837)     (14,895)      (6,170)     (29,183)        (4,587)    (478,107)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2003      50,200         61,622       81,743       48,364      140,461         47,399        2,060
   Units Issued                          5,924          2,822          556        1,872        5,143            707            -
   Units Redeemed                       (9,743)       (10,369)     (61,655)     (18,767)    (145,604)        (9,204)        (689)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2004      46,381         54,075       20,644       31,469            -         38,902        1,371
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                       Alger                      T Rowe                         Janus
                                   -------------- --------------------------------------      -----------

                                       Small                                      Prime          Aspen
                                   Capitalization    Growth      International   Reserve       Worldwide
                                        Fund          Fund        Stock Fund      Fund          Growth
                                   -------------- -----------    ------------- -----------    -----------
Units:
 Unit Balance at January 1, 2003      9,818,127       585,362         634,123      111,278      1,049,176
   Units Issued                       1,578,628        15,281          10,392       59,766          1,815
   Units Redeemed                    (1,638,205)     (429,468)       (526,688)     (83,835)    (1,049,406)
                                    -----------   -----------     -----------  -----------    -----------
 Unit Balance at December 31, 2003    9,758,550       171,175         117,827       87,209          1,585
   Units Issued                         930,119        17,085           8,968       80,310              -
   Units Redeemed                    (1,670,753)      (25,625)        (18,864)     (97,700)          (108)
                                    -----------   -----------     -----------  -----------    -----------
 Unit Balance at December 31, 2004    9,017,916       162,635         107,931       69,819          1,477
                                    ===========   ===========     ===========  ===========    ===========

                                            American
                                   --------------------------

                                    Global Small
                                   Capitalization    Growth
                                        Fund          Fund
                                   -------------- -----------
Units:
 Unit Balance at January 1, 2003              -             -
   Units Issued                          87,998        61,620
   Units Redeemed                       (10,076)       (1,866)
                                    -----------   -----------
 Unit Balance at December 31, 2003       77,922        59,754
   Units Issued                         244,173        86,038
   Units Redeemed                       (39,279)      (13,087)
                                    -----------   -----------
 Unit Balance at December 31, 2004      282,816       132,705
                                    ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                     American
                                                   -----------

                                                     Growth &
                                                      Income
                                                       Fund
                                                   -----------
                Units:
                 Unit Balance at January 1, 2003             -
                   Units Issued                         57,449
                   Units Redeemed                       (3,817)
                                                   -----------
                 Unit Balance at December 31, 2003      53,632
                   Units Issued                         93,553
                   Units Redeemed                       (9,266)
                                                   -----------
                 Unit Balance at December 31, 2004     137,919
                                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                             Purchases       Sales
                                                           -------------- ------------
Met Investors Lord Abbett Growth & Income Portfolio        $    8,675,754 $ 22,674,094
Met Investors Lord Abbett Growth & Income Portfolio B         323,364,921  369,515,664
Met Investors Lord Abbett Bond Debenture Portfolio              1,498,755      351,021
Met Investors Lord Abbett Bond Debenture Portfolio B          247,632,367  317,802,735
(a) Met Investors JP Morgan Quality Bond Portfolio              4,288,686   35,858,597
(a) Met Investors Putnam Research Portfolio                       288,397   23,449,524
(a) Met Investors Putnam Research Portfolio B                  22,201,105   91,684,727
Met Investors AIM Mid Cap Core Equity Portfolio B              66,736,408   95,997,328
Met Investors AIM Small Cap Growth Portfolio                      254,080      200,774
Met Investors AIM Small Cap Growth Portfolio B                171,480,609  116,102,877
Met Investors Harris Oakmark International Portfolio B        231,493,949  189,755,220
Met Investors Third Avenue Small Cap Value Portfolio              207,256      169,732
Met Investors Third Avenue Small Cap Value Portfolio B        165,034,932  142,559,674
Met Investors Oppenheimer Capital Appreciation Portfolio       18,177,704      480,488
Met Investors Oppenheimer Capital Appreciation Portfolio B    316,464,559  258,416,721
Met Investors Money Market Portfolio B                        134,451,547  152,573,175
Met Investors Janus Aggressive Growth Portfolio B             115,562,564  132,743,990
Met Investors PIMCO Total Return Bond Portfolio                36,562,537    5,669,980
Met Investors PIMCO Total Return Bond Portfolio B             191,131,065  227,349,558
Met Investors PIMCO PEA Innovation Portfolio                      763,603      636,443
Met Investors PIMCO PEA Innovation Portfolio B                 50,787,125   29,633,554
Met Investors PIMCO Inflation Protected Bond Portfolio B      302,386,476  222,703,821
Met Investors T Rowe Price Mid Cap Growth Portfolio B          91,983,689  131,933,009
Met Investors MFS Research International Portfolio                482,216       11,702
Met Investors MFS Research International Portfolio B          179,750,588  123,114,958
Met Investors Neuberger Berman Real Estate Portfolio B        114,425,623   59,814,524
Met Investors Turner Mid-Cap Growth Portfolio B                94,639,279   49,894,739
Met Investors Goldman Sachs Mid-Cap Value B                   108,523,833   52,846,807
Met Investors Defensive Strategy Fund of Fund B               103,985,415            -
Met Investors Moderate Strategy Fund of Fund B                371,389,811            -
Met Investors Balance Strategy Fund of Fund B               1,179,456,357            -
Met Investors Growth Strategy Fund of Fund B                  955,761,006            -
Met Investors Aggressive Strategy Fund of Fund B              214,112,476            -
AIM Premier Equity Fund                                            61,093      266,593
AIM Capital Appreciation Fund                                      43,172      169,171
AIM International Growth Fund                                      38,335       81,212
AIM Balanced Fund                                                  68,206      142,715
MFS Research Series                                                14,980       87,311
MFS Investors Trust Series                                          6,838       53,801
MFS New Discovery Series                                            2,319      126,732
Oppenheimer Main Street Growth & Income Fund                       46,823    1,442,738

(a) For the period from January 1, 2004 to November 19, 2004

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                   Purchases      Sales
                                                  ------------ ------------
    Oppenheimer Bond Fund                         $     21,681 $     63,319
    Oppenheimer Strategic Bond Fund                     19,013      156,110
    Oppenheimer Main Street Small Cap Growth Fund        4,314       24,303
    Oppenheimer Money Fund                               5,465      249,201
    Fidelity Asset Manager Portfolio                 5,818,301   18,382,898
    Fidelity Growth Portfolio                        4,944,310   30,582,056
    Fidelity Contrafund Portfolio                    7,120,099   14,825,036
    Fidelity Overseas Portfolio                        447,272    2,801,224
    Fidelity Equity-Income Portfolio                   887,032    4,632,365
    Fidelity Index 500 Portfolio                     2,198,855   23,793,756
    Fidelity Money Market Portfolio                  9,278,790    6,600,983
    Scudder I International Portfolio                2,323,837    2,628,582
    MetLife FI Mid Cap Portfolio                     2,245,748      250,416
    MetLife Russell 2000 Index Portfolio            10,640,148    7,320,741
    MetLife FI International Stock Class A             127,596       59,892
    MetLife Putnam Voyager Portfolio                    36,734       77,939
    MetLife Stock Index Portfolio                    9,178,561    7,354,705
    MetLife Stock Index Portfolio B                 65,616,693    7,037,890
    MetLife SSR Large Cap Growth                       205,524      128,342
    MetLife SSR Aurora Portfolio                     6,376,239      994,922
    MetLife SSR Bond Income Portfolio                1,492,689      176,085
    MetLife SSR Large Cap Value Portfolio              407,805       70,882
    MetLife Lehman Brothers Aggregate Bond Index     1,844,594      265,329
    (d) MetLife FI Mid Cap Opportunities               942,795    1,646,976
    MetLife Harris Oakmark Large Cap Value Fund      2,612,028      287,628
    MetLife Morgan Stanley EAFE Index                2,580,104      173,685
    MetLife MFS Total Return Series                  6,839,746    3,632,553
    MetLife Mid Cap Stock Index                      3,000,212      169,691
    MetLife Davis Venture Value Fund                 1,779,093      190,646
    MetLife Davis Venture Value Fund E             408,008,679  275,032,212
    MetLife Harris Oakmark Focused Value Fund        8,005,667      267,367
    MetLife Harris Oakmark Focused Value Fund B    178,697,536  210,609,797
    MetLife Jennison Growth Portfolio B            155,307,029  137,360,796
    MetLife SSR Money Market                            71,895       29,106
    MetLife T Rowe Price Small Cap Growth              438,356       55,078
    Van Kampen Emerging Growth Fund                        534       99,435
    Van Kampen Enterprise Fund                          20,032       34,245
    Van Kampen Growth & Income Fund                     17,781       58,946
    Federated Equity Income Fund II                      8,849      255,932
    Federated High Income Bond Fund II                  28,681      107,023
    (d) Federated American Leaders Fund II              11,384      646,775
    Federated Growth Strategic Fund II                   3,059       44,031
    Neuberger Genesis Trust                              1,798        6,451

(d) For the period from January 1, 2004 to May 1, 2004

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                           Purchases        Sales
                                         -------------- --------------
         Alger Small Capitalization Fund $    1,659,714 $    7,113,771
         T Rowe Growth Fund                   1,100,455      1,649,102
         T Rowe International Stock Fund        117,696        200,279
         T Rowe Prime Reserve Fund            1,287,796      1,575,157
         Janus Aspen Worldwide Growth             2,870            798
         American Global Small Cap            3,809,983        273,864
         American Growth Fund                 9,043,249        436,696
         American Growth & Income Fund        7,940,085        123,610
                                         -------------- --------------
                                         $6,748,814,864 $3,626,874,335
                                         ============== ==============

(8) SUBSEQUENT EVENT:
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                      As of December 31, 2004
                                                             -----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          11,695,644 $80.79  to  $48.17   $319,825
Met Investors Lord Abbett Growth & Income Portfolio B        14,203,926  48.04  to   47.10    673,340
Met Investors Lord Abbett Bond Debenture Portfolio              199,216  18.12  to   17.33      2,211
Met Investors Lord Abbett Bond Debenture Portfolio B         26,081,534  17.24  to   16.91    443,728
Met Investors AIM Mid Cap Core Equity Portfolio B            10,260,770  13.61  to   13.35    138,066
Met Investors AIM Small Cap Growth Portfolio                     36,199  12.48  to   12.29        445
Met Investors AIM Small Cap Growth Portfolio B               18,288,035  12.22  to   11.99    220,855
Met Investors Harris Oakmark International Portfolio B       22,456,213  14.02  to   13.75    311,119
Met Investors Third Avenue Small Cap Value Portfolio            194,501  14.58  to   14.41      2,802
Met Investors Third Avenue Small Cap Value Portfolio B       22,452,877  14.36  to   14.10    319,335
(b) Met Investors Oppenheimer Capital Appreciation Portfolio  1,786,011  10.31  to   10.24     18,297
Met Investors Oppenheimer Capital Appreciation Portfolio B   55,906,428   8.39  to    8.22    462,797
Met Investors Money Market Portfolio B                       10,057,248   9.99  to    9.79     99,153
Met Investors Janus Aggressive Growth Portfolio B            25,135,863   7.21  to    7.06    178,657
Met Investors PIMCO total Return Bond Portfolio               6,388,058  12.46  to   12.21     53,478
Met Investors PIMCO Total Return Bond Portfolio B            35,911,885  12.14  to   11.90    430,244
Met Investors PIMCO PEA Innovation Portfolio                    163,390   4.47  to    4.39        717
Met Investors PIMCO PEA Innovation Portfolio B               14,594,741   4.36  to    4.27     62,731
Met Investors PIMCO Inflation Protected Bond B               32,840,848  11.24  to   11.04    366,675
Met Investors T Rowe Price Mid Cap Growth Portfolio B        27,535,906   7.14  to    7.00    194,196
(b) Met Investors MFS Research International Portfolio A         45,121  11.90  to   11.27        509
Met Investors MFS Research International Portfolio B         20,914,861  11.23  to   10.01    231,859
(b) Met Investors Neuberger Berman Real Estate Portfolio B    6,453,896  12.84  to   12.75     82,682
(b) Met Investors Turner Mid-Cap Growth Portfolio B           5,202,742  11.12  to   11.04     57,720
(b) Met Investors Goldman Sachs Mid-Cap Value B               6,316,125  11.98  to   11.90     75,475
(c) Met Investors Defensive Strategy Fund of Fund B          10,259,110  10.11  to   10.10    103,691
(c) Met Investors Moderate Strategy Fund of Fund B           36,400,671  10.23  to   10.22    372,286

                                                                     For the Period Ended December 31, 2004
                                                             -------------------------------------------------------
                                                                                   Expense              Total
                                                               Investment         Ratio/3/            Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio              0.48%        0.89%  to  1.40%   11.92%   to   11.35%
Met Investors Lord Abbett Growth & Income Portfolio B            0.31%        1.30%  to  2.35%   11.19%   to   10.02%
Met Investors Lord Abbett Bond Debenture Portfolio               4.67%        0.89%  to  1.40%    7.47%   to   6.92%
Met Investors Lord Abbett Bond Debenture Portfolio B             2.64%        1.30%  to  2.35%    6.77%   to   5.65%
Met Investors AIM Mid Cap Core Equity Portfolio B                0.00%        1.30%  to  2.35%   12.92%   to   11.74%
Met Investors AIM Small Cap Growth Portfolio                     0.00%        0.89%  to  1.35%    5.78%   to   5.30%
Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.35%    5.05%   to   3.95%
Met Investors Harris Oakmark International Portfolio B           0.00%        1.30%  to  2.35%   18.96%   to   17.72%
Met Investors Third Avenue Small Cap Value Portfolio             2.98%        0.89%  to  1.35%   25.68%   to   25.10%
Met Investors Third Avenue Small Cap Value Portfolio B           1.38%        1.30%  to  2.35%   24.87%   to   23.56%
(b) Met Investors Oppenheimer Capital Appreciation Portfolio     0.00%        1.15%  to  1.40%    3.09%   to   5.21%
Met Investors Oppenheimer Capital Appreciation Portfolio B       3.35%        1.30%  to  2.35%    5.03%   to   3.93%
Met Investors Money Market Portfolio B                           0.64%        1.30%  to  2.35%   (0.66%)  to  (1.70%)
Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.35%    7.04%   to   5.92%
Met Investors PIMCO total Return Bond Portfolio                  5.26%        0.89%  to  1.40%    4.31%   to   3.78%
Met Investors PIMCO Total Return Bond Portfolio B                7.26%        1.30%  to  2.35%    3.62%   to   2.54%
Met Investors PIMCO PEA Innovation Portfolio                     0.08%        0.89%  to  1.35%   (5.13%)  to  (5.56%)
Met Investors PIMCO PEA Innovation Portfolio B                   0.08%        1.30%  to  2.35%   (5.55%)  to  (6.54%)
Met Investors PIMCO Inflation Protected Bond B                   4.84%        1.30%  to  2.35%    7.60%   to   6.47%
Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.35%   16.30%   to   15.08%
(b) Met Investors MFS Research International Portfolio A         0.49%        0.89%  to  1.40%   19.72%   to   18.06%
Met Investors MFS Research International Portfolio B             0.23%        1.30%  to  2.35%   18.01%   to   16.78%
(b) Met Investors Neuberger Berman Real Estate Portfolio B       3.24%        1.30%  to  2.35%   28.44%   to   27.55%
(b) Met Investors Turner Mid-Cap Growth Portfolio B              0.00%        1.30%  to  2.35%   11.24%   to   10.47%
(b) Met Investors Goldman Sachs Mid-Cap Value B                  0.97%        1.30%  to  2.35%   19.81%   to   18.98%
(c) Met Investors Defensive Strategy Fund of Fund B              1.71%        1.30%  to  2.35%    1.71%   to   1.59%
(c) Met Investors Moderate Strategy Fund of Fund B               1.34%        1.30%  to  2.35%    2.20%   to   2.08%


(b) For the period from May 3, 2004 to December 31, 2004
(c) For the period from November 19, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                              As of December 31, 2004
                                                     ------------------------------------------
                                                                        Unit
                                                                    Fair Value/1/    Net Assets
                                                        Units    (lowest to highest)   (000)
                                                     ----------- ------------------- ----------
(c) Met Investors Balance Strategy Fund of Fund B    114,542,772 $10.40  to  $10.38  $1,190,221
(c) Met Investors Growth Strategy Fund of Fund B      91,629,337  10.61  to   10.59     971,460
(c) Met Investors Aggressive Strategy Fund of Fund B  20,464,973  10.69  to   10.68     218,708
AIM Premier Equity Fund                                  372,968        3.74              1,395
AIM Capital Appreciation Fund                            160,011        4.49                719
AIM International Growth Fund                            149,241        5.14                767
AIM Balanced Fund                                        248,074        4.70              1,166
MFS Research Series                                       78,859        4.42                349
MFS Investors Trust Series                                39,372        4.31                170
MFS New Discovery Series                                  37,742        6.24                236
Oppenheimer Main Street Growth & Income Fund              68,507        4.59                314
Oppenheimer Bond Fund                                     61,376        6.56                403
Oppenheimer Strategic Bond Fund                           15,760        7.09                112
Oppenheimer Main Street Small Cap Growth Fund             22,744        8.57                195
Oppenheimer Money Fund                                    55,454        5.38                298
Fidelity Asset Manager Portfolio                      16,742,417   9.89  to    9.84     164,901
Fidelity Growth Portfolio                             20,811,605  12.06  to   12.05     251,302
Fidelity Contrafund Portfolio                         18,632,563   8.36  to   14.91     278,739
Fidelity Overseas Portfolio                            1,305,755   7.95  to    9.12      11,247
Fidelity Equity-Income Portfolio                       2,015,346       11.73             23,639
Fidelity Index 500 Portfolio                          11,319,391  14.01  to   13.81     156,922
Fidelity Money Market Portfolio                        4,311,139   7.10  to    6.74      29,289
Scudder I International Portfolio                      3,067,352   7.81  to    7.78      23,957
MetLife FI Mid Cap Portfolio                             614,837  18.93  to    2.22       3,335
MetLife Russell 2000 Index Portfolio                     476,600  16.27  to    5.98       6,151
MetLife FI International Stock                           120,078        4.17                501
MetLife Met/Putnam Voyager Fund A                        183,002        2.18                398
MetLife Stock Index Portfolio                          2,015,215  41.64  to   38.66      78,250
MetLife Stock Index Portfolio B                       18,756,651  11.40  to   11.19     211,686
MetLife SSR Large Cap Growth                              11,623  27.37  to   26.12         304
MetLife SSR Aurora Portfolio                             500,254  18.71  to   18.33       9,171
MetLife SSR Bond Income Portfolio                         41,397  52.70  to   47.26       1,979

                                                             For the Period Ended December 31, 2004
                                                     -------------------------------------------------------
                                                                           Expense              Total
                                                       Investment         Ratio/3/            Return/4/
                                                     Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                     --------------  ------------------- --------------------
(c) Met Investors Balance Strategy Fund of Fund B        0.99%        1.30%  to  2.35%    2.91%   to    2.79%
(c) Met Investors Growth Strategy Fund of Fund B         0.62%        1.30%  to  2.35%    3.56%   to    3.45%
(c) Met Investors Aggressive Strategy Fund of Fund B     0.22%        1.30%  to  2.35%    3.79%   to    3.67%
AIM Premier Equity Fund                                  0.44%             1.40%                4.30%
AIM Capital Appreciation Fund                            0.00%             1.40%                5.14%
AIM International Growth Fund                            0.64%             1.40%                22.28%
AIM Balanced Fund                                        1.39%             1.40%                6.02%
MFS Research Series                                      1.14%             1.40%                14.24%
MFS Investors Trust Series                               0.66%             1.40%                9.80%
MFS New Discovery Series                                 0.00%             1.40%                5.03%
Oppenheimer Main Street Growth & Income Fund             1.66%             1.40%                7.93%
Oppenheimer Bond Fund                                    4.89%             1.40%                4.02%
Oppenheimer Strategic Bond Fund                          7.67%             1.40%                7.16%
Oppenheimer Main Street Small Cap Growth Fund            0.00%             1.40%                17.76%
Oppenheimer Money Fund                                   0.82%             1.40%               (0.42%)
Fidelity Asset Manager Portfolio                         2.75%        0.89%  to  1.40%    4.53%   to    4.00%
Fidelity Growth Portfolio                                0.27%        0.89%  to  1.40%    2.46%   to    1.94%
Fidelity Contrafund Portfolio                            0.33%        0.89%  to  1.40%   14.45%   to   13.87%
Fidelity Overseas Portfolio                              1.22%        1.15%  to  1.40%   12.33%   to   12.05%
Fidelity Equity-Income Portfolio                         1.61%             1.40%                9.98%
Fidelity Index 500 Portfolio                             1.34%        0.89%  to  1.40%    9.63%   to   9.07%
Fidelity Money Market Portfolio                          1.21%        0.89%  to  1.40%    0.30%   to  (0.21%)
Scudder I International Portfolio                        1.27%        1.35%  to  1.40%   14.96%   to   14.91%
MetLife FI Mid Cap Portfolio                             0.76%        0.89%  to  1.40%   17.19%   to   15.56%
MetLife Russell 2000 Index Portfolio                     0.33%        0.89%  to  1.40%   16.72%   to   16.12%
MetLife FI International Stock                           1.24%             1.40%                16.55%
MetLife Met/Putnam Voyager Fund A                        0.11%             1.40%                3.52%
MetLife Stock Index Portfolio                            0.87%        0.89%  to  1.40%    9.55%   to    9.05%
MetLife Stock Index Portfolio B                          0.71%        1.30%  to  2.35%    8.85%   to    7.71%
MetLife SSR Large Cap Growth                             0.00%        0.89%  to  1.35%    7.85%   to    7.35%
MetLife SSR Aurora Portfolio                             0.00%        0.89%  to  1.35%   14.32%   to   13.79%
MetLife SSR Bond Income Portfolio                        3.19%        0.89%  to  1.40%    3.50%   to    2.98%

(c) For the period from November 19, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2004
                                             -----------------------------------------
                                                               Unit
                                                           Fair Value/1/    Net Assets
                                               Units    (lowest to highest)   (000)
                                             ---------- ------------------- ----------
MetLife SSR Large Cap Value Portfolio            51,124 $12.03  to  $11.88       607
MetLife Lehman Brothers Aggregate Bond Index    175,612  13.48  to   13.10     2,301
MetLife Harris Oakmark Large Cap Value Fund     333,624  13.70  to   13.32     4,444
MetLife Morgan Stanley EAFE Index               350,801  11.75  to   11.42     4,007
MetLife MFS Total Return Series                  97,363  46.13  to   42.15     4,142
MetLife Mid Cap Stock Index                     364,852  13.52  to   13.24     4,833
MetLife Davis Venture Value Fund                 81,498  33.18  to   31.66     2,581
MetLife Davis Venture Value Fund E           53,971,408  11.96  to   11.73   637,147
MetLife Harris Oakmark Focused Value Fund       360,352  36.00  to   34.12    12,299
MetLife Harris Oakmark Focused Value Fund B  27,549,500  15.17  to   14.88   412,524
MetLife Jennison Growth Portfolio B          22,012,332  10.51  to   10.31   229,059
(b) MetLife SSR Money Market                      1,856       23.09               43
(b) MetLife T Rowe Price Small Cap Growth        31,008  14.93  to   13.38       419
Van Kampen Emerging Growth Fund                 108,230        4.25              460
Van Kampen Enterprise Fund                       46,381        3.47              161
Van Kampen Growth & Income Fund                  54,075        5.77              312
Federated Equity Income Fund II                  20,644        4.57               94
Federated High Income Bond Fund II               31,469        5.92              186
Federated Growth Strategic Fund II               38,902        4.85              189
Neuberger Genesis Trust                           1,371       10.23               14
Alger Small Capitalization Fund               9,017,916   7.03  to    6.98    63,202
T Rowe Growth Fund                              162,635  67.90  to   67.90    11,043
T Rowe International Stock Fund                 107,931       10.13            1,094
T Rowe Price Prime Reserve Fund                  69,819       16.46            1,149
Janus Aspen Worldwide Growth                      1,477        6.29                9
American Global Small Capitalization Fund       282,816  20.19  to   19.58     5,541
American Growth                                 132,705 142.42  to  129.36    17,187
American Growth & Income Fund                   137,919 108.74  to   98.77    13,637

                                                     For the Period Ended December 31, 2004
                                             ------------------------------------------------------
                                                                   Expense              Total
                                               Investment         Ratio/3/            Return/4/
                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                             --------------  ------------------- -------------------
MetLife SSR Large Cap Value Portfolio            0.00%        0.89%  to  1.35%   12.40%  to  11.99%
MetLife Lehman Brothers Aggregate Bond Index     2.68%        0.89%  to  1.35%    3.17%  to  2.80%
MetLife Harris Oakmark Large Cap Value Fund      0.45%        0.89%  to  1.35%   10.43%  to  10.03%
MetLife Morgan Stanley EAFE Index                0.56%        0.89%  to  1.35%   18.58%  to  18.04%
MetLife MFS Total Return Series                  0.39%        0.89%  to  1.40%   10.27%  to  9.70%
MetLife Mid Cap Stock Index                      0.54%        0.89%  to  1.35%   15.02%  to  14.49%
MetLife Davis Venture Value Fund                 0.39%        0.89%  to  1.35%   11.37%  to  10.86%
MetLife Davis Venture Value Fund E               0.45%        1.30%  to  2.35%   10.69%  to  9.53%
MetLife Harris Oakmark Focused Value Fund        0.04%        0.89%  to  1.35%    8.96%  to  8.46%
MetLife Harris Oakmark Focused Value Fund B      0.00%        1.30%  to  2.35%    8.23%  to  7.10%
MetLife Jennison Growth Portfolio B              0.01%        1.30%  to  2.35%    7.53%  to  6.40%
(b) MetLife SSR Money Market                     0.70%             1.40%              (0.42%)
(b) MetLife T Rowe Price Small Cap Growth        0.00%        0.89%  to  1.40%   11.08%  to  9.54%
Van Kampen Emerging Growth Fund                  0.00%             1.40%               5.54%
Van Kampen Enterprise Fund                       0.40%             1.40%               2.60%
Van Kampen Growth & Income Fund                  1.01%             1.40%               12.78%
Federated Equity Income Fund II                  3.43%             1.40%               11.27%
Federated High Income Bond Fund II               8.60%             1.40%               8.92%
Federated Growth Strategic Fund II               0.00%             1.40%               13.82%
Neuberger Genesis Trust                          0.15%             0.89%               17.62%
Alger Small Capitalization Fund                  0.00%        1.25%  to  1.40%   15.12%  to  14.95%
T Rowe Growth Fund                               0.59%        0.89%  to  1.25%    9.26%  to  9.26%
T Rowe International Stock Fund                  1.20%             0.89%               12.88%
T Rowe Price Prime Reserve Fund                  0.81%             0.89%              (0.09%)
Janus Aspen Worldwide Growth                     1.00%             0.89%               3.85%
American Global Small Capitalization Fund        0.00%        0.89%  to  1.35%   19.81%  to  19.26%
American Growth                                  0.21%        0.89%  to  1.35%   11.50%  to  10.98%
American Growth & Income Fund                    1.15%        0.89%  to  1.35%    9.39%  to  8.89%

(b) For the period from May 3, 2004 to December 31, 2004

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                      As of December 31, 2003
                                                             -----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          12,148,950 $72.18  to  $22.54   $298,174
Met Investors Lord Abbett Growth & Income Portfolio B        14,631,212  43.21  to   42.81    626,102
Met Investors Lord Abbett Bond Debenture Portfolio              108,131  16.86  to    5.48        997
Met Investors Lord Abbett Bond Debenture Portfolio B         30,331,364  16.15  to   16.00    485,074
Met Investors JP Morgan Quality Bond Portfolio                2,677,207  26.53  to   11.96     33,184
Met Investors Met/Putnam Research Portfolio                   2,828,413   8.65  to    6.78     22,791
Met Investors Met/Putnam Research Portfolio B                 8,932,927   7.74  to    7.67     68,483
Met Investors AIM Mid Cap Core Equity Portfolio B            12,288,849  12.05  to   11.95    146,961
(e) Met Investors AIM Small Cap Growth Portfolio                 31,568  11.70  to   11.67        369
Met Investors AIM Small Cap Growth Portfolio B               12,475,776  11.63  to   11.53    143,948
Met Investors Harris Oakmark International Portfolio B       16,889,437  11.78  to   11.68    197,425
(e) Met Investors Third Avenue Small Cap Value Portfolio         50,110  11.54  to   11.52        577
Met Investors Third Avenue Small Cap Value Portfolio B       19,557,686  11.50  to   11.41    223,583
Met Investors Oppenheimer Capital Appreciation Portfolio B   51,514,003   7.99  to    7.91    407,474
Met Investors PIMCO Money Market Portfolio B                 11,786,985  10.05  to    9.96    117,287
Met Investors Janus Aggressive Growth Portfolio B            26,535,225  6.73  to    6.67     176,919
Met Investors PIMCO Total Return Bond Portfolio               2,852,827  11.94  to    7.90     22,687
Met Investors PIMCO Total Return Bond Portfolio B            41,371,628  11.71  to   11.61    479,951
(e) Met Investors PIMCO Innovation Portfolio                    139,123   4.71  to    4.65        646
Met Investors PIMCO Innovation Portfolio B                    9,200,629   4.61  to    4.57     42,018
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B 25,707,912  10.44  to   10.37    267,795
Met Investors T Rowe Price Mid Cap Growth Portfolio B        33,526,891   6.14  to    6.09    203,972
Met Investors MFS Research International Portfolio B         12,887,155   9.52  to    9.43    121,501
AIM Premier Equity Fund                                         427,127        3.59             1,531
AIM Capital Appreciation Fund                                   187,203        4.28               800
AIM International Growth Fund                                   157,713        4.20               663
AIM Balanced Fund                                               264,594        4.43             1,173
MFS Research Series                                              97,097        3.87               376

                                                                     For the Period Ended December 31, 2003
                                                             -------------------------------------------------------
                                                                                   Expense              Total
                                                               Investment         Ratio/3/            Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio              1.15%        0.89%  to  1.40%   29.90%   to   29.24%
Met Investors Lord Abbett Growth & Income Portfolio B            0.69%        1.30%  to  2.35%   29.04%   to   23.90%
Met Investors Lord Abbett Bond Debenture Portfolio               3.64%        0.89%  to  1.40%   18.46%   to   17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B             2.75%        1.30%  to  2.35%   17.62%   to    8.88%
Met Investors JP Morgan Quality Bond Portfolio                   3.73%        0.89%  to  1.40%    3.07%   to    2.55%
Met Investors Met/Putnam Research Portfolio                      0.03%        1.15%  to  1.40%   23.19%   to   22.88%
Met Investors Met/Putnam Research Portfolio B                    0.00%        1.30%  to  2.35%   22.73%   to   19.42%
Met Investors AIM Mid Cap Core Equity Portfolio B                1.53%        1.30%  to  2.35%   24.55%   to   22.83%
(e) Met Investors AIM Small Cap Growth Portfolio                 0.00%        1.25%  to  1.35%   37.35%   to   37.21%
Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.35%   37.07%   to   32.40%
Met Investors Harris Oakmark International Portfolio B           1.81%        1.30%  to  2.35%   33.23%   to   33.47%
(e) Met Investors Third Avenue Small Cap Value Portfolio         0.62%        1.25%  to  1.35%   39.78%   to   39.64%
Met Investors Third Avenue Small Cap Value Portfolio B           0.48%        1.30%  to  2.35%   39.60%   to   34.67%
Met Investors Oppenheimer Capital Appreciation Portfolio B       0.00%        1.30%  to  2.35%   26.87%   to   20.90%
Met Investors PIMCO Money Market Portfolio B                     0.41%        1.30%  to  2.35%   (0.86%)  to  (1.33%)
Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.35%   29.21%   to   21.15%
Met Investors PIMCO Total Return Bond Portfolio                  1.06%        0.89%  to  1.40%    3.59%   to    3.07%
Met Investors PIMCO Total Return Bond Portfolio B                1.38%        1.30%  to  2.35%    2.96%   to  (0.06%)
(e) Met Investors PIMCO Innovation Portfolio                     0.00%        0.89%  to  1.35%   56.45%   to   55.73%
Met Investors PIMCO Innovation Portfolio B                       0.00%        1.30%  to  2.35%   55.54%   to   38.29%
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B     0.42%        1.30%  to  2.35%    4.43%   to    3.70%
Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.35%   34.88%   to   27.90%
Met Investors MFS Research International Portfolio B             0.89%        1.30%  to  2.35%   30.34%   to  28.59%
AIM Premier Equity Fund                                          0.31%             1.40%                23.34%
AIM Capital Appreciation Fund                                    0.00%             1.40%                27.72%
AIM International Growth Fund                                    0.55%             1.40%                27.27%
AIM Balanced Fund                                                1.95%             1.40%                14.75%
MFS Research Series                                              0.67%             1.40%                22.97%

(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.


                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                        As of December 31, 2003
                                                 --------------------------------------
                                                                  Unit
                                                             Fair Value/1/
                                                               (lowest to    Net Assets
                                                   Units        highest)       (000)
                                                 ---------- ---------------- ----------
MFS Investors Trust Series                           50,833      $3.92        $    199
MFS New Discovery Series                             58,708       5.95             349
Oppenheimer Main Street Growth & Income Fund        398,851       4.25           1,696
Oppenheimer Bond Fund                                70,248       6.31             443
Oppenheimer Strategic Bond Fund                      38,061       6.62             252
Oppenheimer Main Street Small Cap Growth Fund        25,050       7.28             182
Oppenheimer Money Fund                              100,223       5.40             541
Fidelity Asset Manager Portfolio                 18,335,507  9.46  to   9.46   173,560
Fidelity Growth Portfolio                        22,744,437 11.77  to  11.82   269,260
Fidelity Contrafund Portfolio                    19,001,001  7.31  to  13.09   249,506
Fidelity Overseas Portfolio                       1,619,585  7.08  to   8.14    12,334
Fidelity Equity-Income Portfolio                  2,369,870      10.67          25,276
Fidelity Index 500 Portfolio                     12,981,916 12.78  to  12.66   164,912
Fidelity Money Market Portfolio                   3,919,391  7.08  to   6.76    26,673
Scudder I International Portfolio                 3,132,281  6.79  to   6.77    21,280
MetLife Janus Mid Cap Portfolio                     472,999       1.92             909
MetLife Russell 2000 Index Portfolio                229,747 13.94  to   5.15     2,228
MetLife Putnam International Stock Portfolio        102,075       3.58             365
MetLife Met/Putnam Voyager Portfolio A              199,325       2.10             419
(e) MetLife Stock Index Portfolio                 1,956,414 38.01  to  35.45    69,595
MetLife Stock Index Portfolio B                  13,065,732 10.48  to  10.39   135,881
(e) MetLife Alger Equity Growth                      19,981 24.55  to  24.33       205
(e) MetLife SSR Aurora Portfolio                    170,814 16.37  to  16.11     2,752
(e) MetLife SSR Bond Income Portfolio                14,179 50.92  to  46.37       658
(e) MetLife SSR Large Cap Value Portfolio             8,406 10.64  to  10.62       212
(e) MetLife Lehman Brothers Aggregate Bond Index     55,030 12.82  to  12.76       702
(e) MetLife FI Mid Cap Opportunities                 71,708 11.50  to  11.41       819
(e) MetLife Harris Oakmark Large Cap Value Fund     144,358 12.18  to  12.12     1,749
(e) MetLife Morgan Stanley EAFE Index               110,435  9.91  to   9.67     1,069
(e) MetLife MFS Total Return Series                  19,756 41.84  to  38.75       766
(e) MetLife Mid Cap Stock Index                     128,276 11.75  to  11.57     1,484
(e) MetLife Davis Venture Value Fund                 27,371 29.79  to  28.56       782
MetLife Davis Venture Value Fund E               39,430,080 10.80  to  10.71   421,977
(e) MetLife Harris Oakmark Focused Value Fund       115,746 33.04  to  31.46     3,642

                                                         For the Period Ended December 31, 2003
                                                 -------------------------------------------------------

                                                                       Expense              Total
                                                   Investment         Ratio/3/            Return/4/
                                                 Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                 --------------  ------------------- --------------------
MFS Investors Trust Series                           0.67%             1.40%                20.45%
MFS New Discovery Series                             0.00%             1.40%                31.86%
Oppenheimer Main Street Growth & Income Fund         0.97%             1.40%                24.96%
Oppenheimer Bond Fund                                5.47%             1.40%                5.29%
Oppenheimer Strategic Bond Fund                      6.49%             1.40%                16.43%
Oppenheimer Main Street Small Cap Growth Fund        0.00%             1.40%                42.36%
Oppenheimer Money Fund                               0.95%             1.40%               (0.61%)
Fidelity Asset Manager Portfolio                     3.56%        0.89%  to  1.40%    16.93%  to  16.34%
Fidelity Growth Portfolio                            0.27%        0.89%  to  1.40%    31.67%  to  31.00%
Fidelity Contrafund Portfolio                        0.46%        0.89%  to  1.40%    27.33%  to  26.68%
Fidelity Overseas Portfolio                          0.87%        1.15%  to  1.40%    41.73%  to  41.38%
Fidelity Equity-Income Portfolio                     1.89%             1.40%                28.52%
Fidelity Index 500 Portfolio                         1.67%        0.89%  to  1.40%    27.27%  to  26.63%
Fidelity Money Market Portfolio                      1.08%        0.89%  to  1.40%    0.10%  to   (0.40%)
Scudder I International Portfolio                    0.76%        1.35%  to  1.40%    25.98%  to  26.04%
MetLife Janus Mid Cap Portfolio                      0.00%             1.40%                32.71%
MetLife Russell 2000 Index Portfolio                 0.26%        0.89%  to  1.40%    44.77%  to  44.04%
MetLife Putnam International Stock Portfolio         0.63%             1.40%                26.26%
MetLife Met/Putnam Voyager Portfolio A               0.00%             1.40%                24.16%
(e) MetLife Stock Index Portfolio                    0.00%        0.89%  to  1.40%    27.07%  to  26.44%
MetLife Stock Index Portfolio B                      1.26%        1.30%  to  2.35%    26.22%  to  20.39%
(e) MetLife Alger Equity Growth                      0.00%        1.25%  to  1.35%    33.47%  to  33.34%
(e) MetLife SSR Aurora Portfolio                     0.00%        0.89%  to  1.35%    48.81%  to  48.13%
(e) MetLife SSR Bond Income Portfolio                0.00%        0.89%  to  1.35%     4.92%  to   4.43%
(e) MetLife SSR Large Cap Value Portfolio            1.28%        1.25%  to  1.35%    33.99%  to  33.86%
(e) MetLife Lehman Brothers Aggregate Bond Index     0.00%        1.25%  to  1.35%     2.35%  to   2.24%
(e) MetLife FI Mid Cap Opportunities                 0.00%        0.89%  to  1.35%    41.26%  to  40.62%
(e) MetLife Harris Oakmark Large Cap Value Fund      0.00%        1.25%  to  1.35%    23.94%  to  23.81%
(e) MetLife Morgan Stanley EAFE Index                0.00%        0.89%  to  1.35%    36.42%  to  35.79%
(e) MetLife MFS Total Return Series                  0.00%        0.89%  to  1.35%    15.97%  to  15.43%
(e) MetLife Mid Cap Stock Index                      0.00%        0.89%  to  1.35%    33.77%  to  33.16%
(e) MetLife Davis Venture Value Fund                 0.00%        0.89%  to  1.35%    29.71%  to  29.12%
MetLife Davis Venture Value Fund E                   0.27%        1.30%  to  2.35%    29.05%  to  25.13%
(e) MetLife Harris Oakmark Focused Value Fund        0.00%        0.89%  to  1.35%    31.48%  to  30.88%


(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2003
                                              -----------------------------------------
                                                                Unit
                                                            Fair Value/1/    Net Assets
                                                Units    (lowest to highest)   (000)
                                              ---------- ------------------- ----------
MetLife Harris Oakmark Focused Value Fund B   29,524,602 $14.02  to  $13.89   $409,942
MetLife Jennison Growth Portfolio B           18,943,891   9.77  to    9.69    184,023
Van Kampen Emerging Growth Fund                  131,352        4.03               529
Van Kampen Enterprise Fund                        50,200        3.38               170
Van Kampen Growth & Income Fund                   61,622        5.11               315
Federated Equity Income Fund II                   81,743        4.11               336
Federated High Income Bond Fund II                48,364        5.43               263
Federated American Leaders II                    140,461        4.61               647
Federated Growth Strategic Fund II                47,399        4.26               202
Neuberger Berman Genesis Trust                     2,060        8.70                18
Alger American Small Capitalization Fund       9,758,550   6.10  to    6.08     59,470
T Rowe Growth Fund                               171,175       62.15            10,638
T Rowe International Stock Fund                  117,827        8.98             1,058
T Rowe Prime Reserve Fund                         87,209       16.48             1,437
Janus Aspen Worldwide Growth                       1,585        6.06                10
(e) American Global Small Capitalization Fund     77,922  16.85  to   16.42      1,280
(e) American Growth Fund                          59,754 127.74  to  116.56      6,971
(e) American Growth & Income Fund                 53,632  99.40  to   90.71      4,871

                                                      For the Period Ended December 31, 2003
                                              ------------------------------------------------------
                                                                    Expense              Total
                                                Investment         Ratio/3/            Return/4/
                                              Income Ratio/2/ (lowest to highest) (lowest to highest)
                                              --------------  ------------------- -------------------
MetLife Harris Oakmark Focused Value Fund B       0.05%        1.30%  to  2.35%   30.62%  to  26.99%
MetLife Jennison Growth Portfolio B               0.14%        1.30%  to  2.35%   28.02%  to  20.13%
Van Kampen Emerging Growth Fund                   0.00%             1.40%               25.58%
Van Kampen Enterprise Fund                        0.52%             1.40%               24.13%
Van Kampen Growth & Income Fund                   0.87%             1.40%               26.26%
Federated Equity Income Fund II                   1.93%             1.40%               25.51%
Federated High Income Bond Fund II                7.69%             1.40%               20.52%
Federated American Leaders II                     1.69%             1.40%               25.92%
Federated Growth Strategic Fund II                0.00%             1.40%               38.13%
Neuberger Berman Genesis Trust                    0.00%             0.89%               30.49%
Alger American Small Capitalization Fund          0.00%        1.25%  to  1.40%   40.58%  to  40.37%
T Rowe Growth Fund                                0.16%             0.89%               30.06%
T Rowe International Stock Fund                   0.74%             0.89%               30.12%
T Rowe Prime Reserve Fund                         0.69%             0.89%              (0.30%)
Janus Aspen Worldwide Growth                      0.01%             0.89%               22.89%
(e) American Global Small Capitalization Fund     0.07%        0.89%  to  1.35%   52.17%  to  51.47%
(e) American Growth Fund                          0.16%        0.89%  to  1.35%   35.60%  to  34.97%
(e) American Growth & Income Fund                 1.38%        0.89%  to  1.35%   31.25%  to  30.65%


(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                             Unit
                                                                         Fair Value/1/    Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        12,846,775 $17.44  to  $55.57   $256,901
Met Investors Lord Abbett Growth & Income Portfolio B       4,763,078  33.02  to   33.48    158,469
(h) Met Investors Lord Abbett Bond Debenture Portfolio         23,392        4.65               109
Met Investors Lord Abbett Bond Debenture Portfolio B        8,449,518  13.54  to   13.73    115,255
Met Investors JP Morgan Quality Bond Portfolio              3,059,939  11.25  to   25.74     38,254
Met Investors Met/Putnam Research Portfolio                 3,520,815   5.52  to    7.02     23,034
Met Investors Met/Putnam Research Portfolio B               4,317,303   6.22  to    6.31     27,062
Met Investors AIM Mid Cap Core Equity Portfolio B           2,416,396   9.57  to    9.68     23,277
Met Investors AIM Small Cap Growth Portfolio B              4,064,765   8.38  to    8.48     34,329
Met Investors Harris Oakmark International Portfolio B      1,441,751   8.74  to    8.84     12,689
(i) Met Investors Third Avenue Small Cap Value Portfolio B  3,106,789   8.19  to    8.24     25,529
Met Investors Oppenheimer Capital Appreciation Portfolio B 15,642,954   6.21  to    6.30     97,837
Met Investors PIMCO Money Market Portfolio B                8,981,636 10.00  to   10.14      90,464
Met Investors Janus Aggressive Growth Portfolio B           7,128,991   5.14  to    5.21     36,902
Met Investors PIMCO Total Return Bond Portfolio             3,311,248   7.66  to    7.73     25,487
Met Investors PIMCO Total Return Bond Portfolio B          21,084,805  11.22  to   11.38    238,271
Met Investors PIMCO Innovation Portfolio B                  3,460,978   2.92  to    2.97     10,196
Met Investors T Rowe Price Mid Cap Growth Portfolio B       9,490,409   4.49  to    4.55     42,935
Met Investors MFS Research International Portfolio B        6,394,788   7.20  to    7.30     46,398
AIM Premier Equity Fund                                       467,409        2.91             1,359
AIM Capital Appreciation Fund                                 213,116        3.35               713
AIM International Growth Fund                                 168,594        3.30               557
AIM Balanced Fund                                             298,328        3.86             1,152
MFS Research Series                                           114,262        3.15               360
MFS Investors Trust Series                                     54,292        3.26               177
MFS New Discovery Series                                       75,459        4.51               340
Oppenheimer Main Street Growth & Income Fund                  436,506        3.40             1,485
Oppenheimer Bond Fund                                          70,085        5.99               420

                                                                     For the Year Ended December 31, 2002
                                                           ---------------------------------------------------------
                                                                                 Expense               Total
                                                             Investment         Ratio/3/             Return/4/
                                                           Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                                           --------------  ------------------- ----------------------
Met Investors Lord Abbett Growth & Income Portfolio            0.91%        0.89%  to  1.40%   (19.09%)  to  (18.67%)
Met Investors Lord Abbett Growth & Income Portfolio B          1.77%        1.30%  to  2.25%   (19.94%)  to  (19.18%)
(h) Met Investors Lord Abbett Bond Debenture Portfolio         0.00%             1.40%                (1.77%)
Met Investors Lord Abbett Bond Debenture Portfolio B           4.91%        1.30%  to  2.25%   (2.79%)  to   (1.86%)
Met Investors JP Morgan Quality Bond Portfolio                 5.20%        0.89%  to  1.40%     7.44%   to    7.99%
Met Investors Met/Putnam Research Portfolio                    0.41%        1.15%  to  1.40%   (21.71%)  to  (21.52%)
Met Investors Met/Putnam Research Portfolio B                  0.69%        1.30%  to  2.25%   (22.58%)  to  (21.84%)
Met Investors AIM Mid Cap Core Equity Portfolio B              0.02%        1.30%  to  2.25%   (12.80%)  to  (11.97%)
Met Investors AIM Small Cap Growth Portfolio B                 0.00%        1.30%  to  2.25%   (29.12%)  to  (28.44%)
Met Investors Harris Oakmark International Portfolio B         0.24%        1.30%  to  2.25%   (19.92%)  to  (19.15%)
(i) Met Investors Third Avenue Small Cap Value Portfolio B     0.39%        1.30%  to  2.25%   (18.14%)  to  (17.62%)
Met Investors Oppenheimer Capital Appreciation Portfolio B     0.01%        1.30%  to  2.25%   (26.41%)  to  (25.71%)
Met Investors PIMCO Money Market Portfolio B                   1.02%        1.30%  to  2.25%   (1.15%)  to   (0.21%)
Met Investors Janus Aggressive Growth Portfolio B              0.01%        1.30%  to  2.25%   (29.44%)  to  (28.77%)
Met Investors PIMCO Total Return Bond Portfolio                0.00%        1.15%  to  1.40%     8.04%   to    8.31%
Met Investors PIMCO Total Return Bond Portfolio B              0.00%        1.30%  to  2.25%     6.86%   to    7.88%
Met Investors PIMCO Innovation Portfolio B                     0.00%        1.30%  to  2.25%   (51.83%)  to  (51.37%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%        1.30%  to  2.25%   (45.29%)  to  (44.76%)
Met Investors MFS Research International Portfolio B           0.24%        1.30%  to  2.25%   (13.77%)  to  (12.94%)
AIM Premier Equity Fund                                        0.31%             1.40%                (31.23%)
AIM Capital Appreciation Fund                                  0.00%             1.40%                (25.41%)
AIM International Growth Fund                                  0.55%             1.40%                (16.85%)
AIM Balanced Fund                                              2.34%             1.40%                (18.25%)
MFS Research Series                                            0.28%             1.40%                (25.59%)
MFS Investors Trust Series                                     0.56%             1.40%                (22.06%)
MFS New Discovery Series                                       0.00%             1.40%                (32.58%)
Oppenheimer Main Street Growth & Income Fund                   0.81%             1.40%                (19.93%)
Oppenheimer Bond Fund                                          7.68%             1.40%                 7.56%

(h) For the period from April 26, 2002 to December 31, 2002.
(i) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2002
                                              -----------------------------------------
                                                                Unit
                                                            Fair Value/1/    Net Assets
                                                Units    (lowest to highest)   (000)
                                              ---------- ------------------- ----------
Oppenheimer Strategic Bond Fund                   43,633       $5.69          $    248
Oppenheimer Main Street Small Cap Growth Fund     24,139        5.11               123
Oppenheimer Money Fund                           167,544        5.43               910
Fidelity Asset Manager Portfolio              20,018,998   8.07  to   8.16     162,779
Fidelity Growth Portfolio                     24,650,187   8.94  to   9.05     222,487
Fidelity Contrafund Portfolio                 19,592,405   5.74  to  10.37     200,853
Fidelity Overseas Portfolio                    1,914,131   5.00  to   5.78      10,274
Fidelity Equity-Income Portfolio               2,727,566        8.30            22,635
Fidelity Index 500 Portfolio                  20,168,826  10.00  to  10.06     202,227
Fidelity Money Market Portfolio                4,525,655   6.78  to   7.07      30,913
Scudder I International Portfolio              2,973,433   5.38  to   5.39      16,027
MetLife Janus Mid Cap Portfolio                  486,103        1.45               704
MetLife Russell 2000 Index Portfolio             105,781        3.58               378
MetLife Putnam International Stock Portfolio      97,675        2.83               277
MetLife Met/Putnam Voyager Portfolio A           192,732        1.69               326
MetLife Stock Index Portfolio B                5,021,812   8.20  to   8.30      41,490
MetLife Davis Venture Value Fund E            15,486,565   8.26  to   8.37     128,845
MetLife Harris Oakmark Focused Value Fund B   10,685,241  10.59  to  10.73     113,939
(i) MetLife Jennison Growth Portfolio B        5,519,181   7.58  to   7.63      42,026
Van Kampen Emerging Growth Fund                  142,960        3.21               459
Van Kampen Enterprise Fund                        56,973        2.73               155
(i) Van Kampen Growth & Income Fund               54,474        4.05               221
Federated Equity Income Fund II                   91,827        3.28               301
Federated High Income Bond Fund II                54,149        4.51               244
Federated American Leaders II                    162,190       $3.66               594
Federated Growth Strategic Fund II                51,227        3.09               158
Neuberger Genesis Trust                          479,091        6.66             3,193
Alger Small Capitalization Fund                9,818,127   4.33  to   4.34      42,604
T Rowe Price Growth Fund                         585,362       47.78            27,969
T Rowe Price International Stock Fund            634,123        6.90             4,375
T Rowe Price Prime Reserve Fund                  111,278       16.52             1,839
Janus Aspen Worldwide Growth                   1,049,176        4.93             5,172

                                                        For the Year Ended December 31, 2002
                                              ---------------------------------------------------------
                                                                    Expense               Total
                                                Investment         Ratio/3/             Return/4/
                                              Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                              --------------  ------------------- ----------------------
Oppenheimer Strategic Bond Fund                    8.38%            1.40%                 5.95%
Oppenheimer Main Street Small Cap Growth Fund      0.00%            1.40%                (16.92%)
Oppenheimer Money Fund                             1.47%            1.40%                  /5/
Fidelity Asset Manager Portfolio                   4.00%       0.89%  to  1.40%   (10.00%)  to   (9.54%)
Fidelity Growth Portfolio                          0.25%       0.89%  to  1.40%   (31.08%)  to  (30.73%)
Fidelity Contrafund Portfolio                      0.82%       0.89%  to  1.40%   (10.61%)  to  (10.15%)
Fidelity Overseas Portfolio                        0.84%       1.15%  to  1.40%   (21.39%)  to  (21.19%)
Fidelity Equity-Income Portfolio                   1.84%            1.40%                (18.10%)
Fidelity Index 500 Portfolio                       1.31%       0.89%  to  1.40%   (23.33%)  to  (22.94%)
Fidelity Money Market Portfolio                    1.70%       0.89%  to  1.40%     0.28%   to    0.79%
Scudder I International Portfolio                  0.84%       1.35%  to  1.40%   (19.50%)  to  (19.46%)
MetLife Janus Mid Cap Portfolio                    0.00%            1.40%                (29.98%)
MetLife Russell 2000 Index Portfolio               0.61%            1.40%                (21.57%)
MetLife Putnam International Stock Portfolio       0.88%            1.40%                (18.64%)
MetLife Met/Putnam Voyager Portfolio A             0.00%            1.40%                (29.90%)
MetLife Stock Index Portfolio B                    0.56%       1.30%  to  2.25%   (24.24%)  to  (23.52%)
MetLife Davis Venture Value Fund E                 0.65%       1.30%  to  2.25%   (18.41%)  to  (17.63%)
MetLife Harris Oakmark Focused Value Fund B        0.12%       1.30%  to  2.25%   (10.33%)  to  (11.09%)
(i) MetLife Jennison Growth Portfolio B            0.00%       1.30%  to  2.25%   (24.15%)  to  (23.67%)
Van Kampen Emerging Growth Fund                    0.37%            1.40%                (33.43%)
Van Kampen Enterprise Fund                         0.50%            1.40%                (30.31%)
(i) Van Kampen Growth & Income Fund                0.00%            1.40%                (15.69%)
Federated Equity Income Fund II                    2.13%            1.40%                (21.84%)
Federated High Income Bond Fund II                10.55%            1.40%                (0.02%)
Federated American Leaders II                      1.26%            1.40%                (21.33%)
Federated Growth Strategic Fund II                 0.00%            1.40%                (27.37%)
Neuberger Genesis Trust                            0.00%            0.89%                (3.85%)
Alger Small Capitalization Fund                    0.00%       1.25%  to  1.40%   (27.25%)  to  (27.21%)
T Rowe Price Growth Fund                           0.18%            0.89%                (23.68%)
T Rowe Price International Stock Fund              1.07%            0.89%                (18.91%)
T Rowe Price Prime Reserve Fund                    1.39%            0.89%                  /5/
Janus Aspen Worldwide Growth                       0.86%            0.89%                (26.16%)

(i) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/5/ This information is not available.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                             As of December 31, 2001
                                                                    -----------------------------------------
                                                                                      Unit
                                                                                  Fair Value/1/    Net Assets
                                                                      Units    (lowest to highest)   (000)
                                                                    ---------- ------------------- ----------
Accumulation units:
   (k) Met Investors Lord Abbett Growth & Income Portfolio          13,056,744 $21.56  to  $68.33   $325,654
   (j) Met Investors Lord Abbett Growth & Income Portfolio B           829,894 41.18  to   41.43      34,277
   (j) Met Investors Lord Abbett Bond Debenture Portfolio B            949,659 13.91  to   13.99      13,246
  Met Investors JP Morgan Quality Bond Portfolio                     2,400,419 10.47  to   23.83      27,978
   (l) Met Investors Met/Putnam Research Portfolio                   4,271,829  7.05  to    8.94      35,502
   (l) Met Investors Met/Putnam Research Portfolio B                 1,148,099  8.03  to    8.07       9,240
   (m) Met Investors AIM Mid Cap Core Equity Portfolio B                91,975 10.97  to   10.99       1,010
   (m) Met Investors AIM Small Cap Growth Portfolio B                  119,269 11.83  to   11.86       1,413
   (m) Met Investors Harris Oakmark International Portfolio B           20,012 10.91  to   10.94         219
   (j) Met Investors Oppenheimer Capital Appreciation Portfolio B    2,574,330  8.42  to    8.47      21,746
   (j) Met Investors PIMCO Money Market Portfolio B                  2,040,930 10.10  to   10.16      20,681
   (j) Met Investors Janus Aggressive Growth Portfolio B             1,408,153  7.27  to    7.31      10,268
   (n) Met Investors PIMCO Total Return Bond Portfolio               3,960,781  7.09  to    7.14      28,189
   (j) Met Investors PIMCO Total Return Bond Portfolio B             2,425,689 10.48  to   10.54      25,502
   (j) Met Investors PIMCO Innovation Portfolio B                      719,543  6.06  to    6.10       4,375
   (j) Met Investors T Rowe Price Mid Cap Growth Portfolio B         1,668,902  8.19  to    8.24      13,714
   (j) Met Investors MFS Research International Portfolio B            916,898  8.34  to    8.39       7,667
  AIM Premier Equity Fund                                              544,055        4.23             2,300
  AIM Capital Appreciation Fund                                        236,958        4.49             1,063
  AIM International Growth Fund                                        189,032        3.97               750
  AIM Balanced Fund                                                    334,293        4.73             1,580
  MFS Research Series                                                  126,396        4.23               535
  MFS Investors Trust Series                                            60,869        4.18               254
  MFS New Discovery Series                                              90,551        6.69               606
  Oppenheimer Main Street Growth & Income Fund                         552,681        4.25             2,349

                                                                              For the Year Ended December 31, 2001
                                                                    ---------------------------------------------------------
                                                                                          Expense               Total
                                                                      Investment         Ratio/3/             Return/4/
                                                                    Income Ratio/2/ (lowest to highest)  (lowest to highest)
                                                                    --------------  ------------------- ----------------------
Accumulation units:
   (k) Met Investors Lord Abbett Growth & Income Portfolio              0.95%        0.89%  to  1.40%    (7.24%)  to   (6.56%)
   (j) Met Investors Lord Abbett Growth & Income Portfolio B            0.17%        1.30%  to  2.25%    (8.09%)  to   (7.21%)
   (j) Met Investors Lord Abbett Bond Debenture Portfolio B             1.47%        1.30%  to  2.25%     1.17%   to    2.14%
  Met Investors JP Morgan Quality Bond Portfolio                        4.86%        0.89%  to  1.40%     5.33%   to    6.10%
   (l) Met Investors Met/Putnam Research Portfolio                      0.07%        1.15%  to  1.40%     7.00%   to    7.00%
   (l) Met Investors Met/Putnam Research Portfolio B                    0.44%        1.30%  to  2.25%    (1.54%)  to   (0.81%)
   (m) Met Investors AIM Mid Cap Core Equity Portfolio B                0.05%        1.30%  to  2.25%     9.70%   to    9.94%
   (m) Met Investors AIM Small Cap Growth Portfolio B                   0.00%        1.30%  to  2.25%    18.30%   to   18.55%
   (m) Met Investors Harris Oakmark International Portfolio B           0.08%        1.30%  to  2.25%     9.15%   to    9.38%
   (j) Met Investors Oppenheimer Capital Appreciation Portfolio B       0.07%        1.30%  to  2.25%    (1.73%)  to   (1.00%)
   (j) Met Investors PIMCO Money Market Portfolio B                     1.02%        1.30%  to  2.25%     0.66%   to    1.29%
   (j) Met Investors Janus Aggressive Growth Portfolio B                0.00%        1.30%  to  2.25%    (9.72%)  to   (9.05%)
   (n) Met Investors PIMCO Total Return Bond Portfolio                  0.88%        1.15%  to  1.40%    (0.31%)  to   (0.25%)
   (j) Met Investors PIMCO Total Return Bond Portfolio B                2.47%        1.30%  to  2.25%     3.00%   to    3.77%
   (j) Met Investors PIMCO Innovation Portfolio B                       0.00%        1.30%  to  2.25%   (16.33%)  to  (15.70%)
   (j) Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%        1.30%  to  2.25%     1.03%   to    1.78%
   (j) Met Investors MFS Research International Portfolio B             0.13%        1.30%  to  2.25%    (5.45%)  to   (4.75%)
  AIM Premier Equity Fund                                               0.14%             1.40%                (11.93%)
  AIM Capital Appreciation Fund                                         0.00%             1.40%                (11.93%)
  AIM International Growth Fund                                         0.34%             1.40%                (11.93%)
  AIM Balanced Fund                                                     1.91%             1.40%                (11.93%)
  MFS Research Series                                                   1.16%             1.40%                (11.93%)
  MFS Investors Trust Series                                            0.57%             1.40%                (11.93%)
  MFS New Discovery Series                                              3.11%             1.40%                (11.93%)
  Oppenheimer Main Street Growth & Income Fund                          0.53%             1.40%                (11.93%)

(j) For the period from March 21, 2001 to December 31, 2001.
(k) For the period from February 21, 2001 to December 31, 2001.
(l) For the period from March 19, 2001 to December 31, 2001.
(m) For the period from October 9, 2001 to December 31, 2001.
(n) For the period from October 15, 2001 to December 31, 2001.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001
                                                 -----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                   Units    (lowest to highest)   (000)
                                                 ---------- ------------------- ----------
  Oppenheimer Bond Fund                              66,734       $5.57          $    372
  Oppenheimer Strategic Bond Fund                    60,360        5.37               324
  Oppenheimer Main Street Small Cap Growth Fund      26,017        6.15               160
  Oppenheimer Money Fund                            164,326        5.43               892
  Fidelity Asset Manager Portfolio               21,022,339   8.94  to   9.06     189,787
  Fidelity Growth Portfolio                      25,015,822  12.91  to  13.12     327,268
  Fidelity Contrafund Fund                       19,181,427   6.39  to  11.59     219,635
  Fidelity Overseas Portfolio                     2,228,327   6.34  to   7.35      15,199
  Fidelity Equity-Income Portfolio                3,242,873       10.13            32,860
  Fidelity Index 500 Portfolio                   19,727,766  13.03  to  13.12     257,801
  Fidelity Money Market Portfolio                 5,072,413   6.76  to   7.02      34,519
  Scudder I International Portfolio               2,560,863   6.68  to   6.69      17,139
  MetLife Janus Mid Cap Portfolio                   501,084        2.07             1,036
MetLife Russell 2000 Index Portfolio                 89,476        4.56               408
MetLife Putnam International Stock Portfolio         94,368        3.48               329
MetLife Met/Putnam Voyager Portfolio A              190,680        2.42               461
(j) MetLife Stock Index B                           166,446  10.83  to  10.85       1,805
(j) MetLife Davis Venture Value Fund E            2,649,034  10.11  to  10.16      26,848
(j) MetLife Harris Oakmark Focused Value Fund B   1,863,945  11.89  to  11.96      22,223
MetLife Loomis Sayles High Yield Bond                17,973        4.66                84
Van Kampen Emerging Growth Fund                     174,665        4.82               842
Van Kampen Enterprise Fund                           68,149        3.91               267
Van Kampen Strategic Stock Fund                      60,282        4.73               285
Federated Equity Income Fund II                     116,932        4.19               490
Federated High Income Bond Fund II                   60,212        4.51               271
Federated American Leaders II                       249,732        4.65             1,162
Federated Growth Strategic Fund II                   55,308        4.25               235
Neuberger Genesis Trust                             478,656        6.93             3,318
Neuberger Partners                                  295,027        5.36             1,583
Alger Small Capitalization Fund                   9,374,497   5.95  to   5.96      55,888
T Rowe Growth Fund                                  656,181       62.61            41,080
T Rowe International Stock Fund                     664,996        8.51             5,658
T Rowe Prime Reserve Fund                            91,744       16.44             1,508
Janus Aspen Worldwide Growth                      1,246,925        6.68             8,326

                                                           For the Year Ended December 31, 2001
                                                 ---------------------------------------------------------
                                                                      Expense               Total
                                                   Investment        Ratio***            Return****
                                                 Income Ratio** (lowest to highest)  (lowest to highest)
                                                 -------------- ------------------- ----------------------
  Oppenheimer Bond Fund                               7.36%           1.40%                (11.93%)
  Oppenheimer Strategic Bond Fund                     2.21%           1.40%                (11.93%)
  Oppenheimer Main Street Small Cap Growth Fund       0.00%           1.40%                (11.93%)
  Oppenheimer Money Fund                              3.88%           1.40%                (11.93%)
  Fidelity Asset Manager Portfolio                    4.32%      0.89%  to  1.40%    (6.25%)  to   (4.95%)
  Fidelity Growth Portfolio                           0.08%      0.89%  to  1.40%   (18.67%)  to  (15.40%)
  Fidelity Contrafund Fund                            0.78%      0.89%  to  1.40%   (15.42%)  to   (7.08%)
  Fidelity Overseas Portfolio                         5.65%      1.15%  to  1.40%   (22.53%)  to  (21.26%)
  Fidelity Equity-Income Portfolio                    5.65%           1.40%                (0.96%)
  Fidelity Index 500 Portfolio                        1.19%      0.89%  to  1.40%   (13.79%)  to  (11.98%)
  Fidelity Money Market Portfolio                     4.05%      0.89%  to  1.40%     2.59%   to     7.92%
  Scudder I International Portfolio                   0.41%      1.35%  to  1.40%    (8.07%)  to   (3.38%)
  MetLife Janus Mid Cap Portfolio                     0.00%           1.40%                (38.21%)
MetLife Russell 2000 Index Portfolio                  0.26%           1.40%                (0.55%)
MetLife Putnam International Stock Portfolio          0.28%           1.40%                (21.72%)
MetLife Met/Putnam Voyager Portfolio A                0.00%           1.40%                (31.81%)
(j) MetLife Stock Index B                             0.00%      1.30%  to  2.25%   (15.49%)  to  (14.68%)
(j) MetLife Davis Venture Value Fund E                0.00%      1.30%  to  2.25%   (13.19%)  to  (12.36%)
(j) MetLife Harris Oakmark Focused Value Fund B       0.00%      1.30%  to  2.25%    24.59%   to   25.79%
MetLife Loomis Sayles High Yield Bond                13.15%           1.40%                (2.68%)
Van Kampen Emerging Growth Fund                       0.00%           1.40%                 7.33%
Van Kampen Enterprise Fund                            0.18%           1.40%                (7.70%)
Van Kampen Strategic Stock Fund                       0.00%           1.40%                (10.30%)
Federated Equity Income Fund II                       1.76%           1.40%                (11.74%)
Federated High Income Bond Fund II                   11.35%           1.40%                (0.75%)
Federated American Leaders II                         1.29%           1.40%                (6.74%)
Federated Growth Strategic Fund II                    1.75%           1.40%                (20.15%)
Neuberger Genesis Trust                               0.00%           0.89%                 1.24%
Neuberger Partners                                    0.19%           0.89%                (2.45%)
Alger Small Capitalization Fund                       0.05%      1.35%  to  1.40%   (23.58%)  to  (23.56%)
T Rowe Growth Fund                                    0.19%           0.89%                (2.53%)
T Rowe International Stock Fund                       1.55%           0.89%                (22.60%)
T Rowe Prime Reserve Fund                             3.83%           0.89%                 3.02%
Janus Aspen Worldwide Growth                          0.48%           0.89%                (23.37%)


(j) For the period from March 21, 2001 to December 31, 2001.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                    METLIFE INVESTORS USA INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                             FINANCIAL STATEMENTS
                       December 31, 2004, 2003 and 2002
                                      and
                         Independent Auditors' Report

      INDEPENDENT AUDITORS REPORT

      To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2004 and 2003, and the results of their operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP


      Certified Public Accountants
      Tampa, Florida
      April 25, 2005

                       METLIFE INVESTORS USA INSURANCE COMPANY
                                   BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                  2004        2003
                                                                                               ----------- -----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost $3,346,410 and $3,413,677,
   respectively)                                                                               $ 3,443,051 $ 3,522,671
 Equity securities, at fair value (cost $0 and $1,660, respectively)                                     7       2,027
 Mortgage loans on real estate                                                                     402,057     431,973
 Policy loans                                                                                       34,959      35,768
 Other limited partnership interests                                                                 4,307       4,124
 Short-term investments                                                                            130,374     137,295
 Other invested assets                                                                                 264       7,662
                                                                                               ----------- -----------
   Total investments                                                                             4,015,019   4,141,520
Cash and cash equivalents                                                                          144,288     199,952
Accrued investment income                                                                           40,814      40,540
Premiums and other receivables                                                                   1,131,810      45,526
Deferred policy acquisition costs                                                                  677,625     502,249
Current income taxes receivable                                                                    170,344      37,585
Deferred income taxes receivable                                                                         -      22,786
Other assets                                                                                       145,542      97,746
Separate account assets                                                                         10,290,845   6,368,724
                                                                                               ----------- -----------
   Total assets                                                                                $16,616,287 $11,456,628
                                                                                               =========== ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                        $   141,393 $   124,998
 Policyholder account balances                                                                   4,590,613   3,769,822
 Other policyholder funds                                                                            7,162       3,755
 Long-term debt                                                                                     35,000      35,000
 Deferred income taxes payable                                                                      79,122           -
 Payables under securities loaned transactions                                                     789,986     667,853
 Other liabilities                                                                                  55,982     183,279
 Separate account liabilities                                                                   10,290,845   6,368,724
                                                                                               ----------- -----------
   Total liabilities                                                                            15,990,103  11,153,431
                                                                                               ----------- -----------

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 200,000 shares
   authorized, issued and outstanding                                                                  200         200
Common stock, par value $200.00 per share; 15,000 shares authorized;
   11,000 shares issued and outstanding                                                              2,300       2,300
Additional paid-in capital                                                                         398,047      98,047
Retained earnings                                                                                  190,130     163,383
Accumulated other comprehensive income                                                              35,507      39,267
                                                                                               ----------- -----------
   Total stockholder's equity                                                                      626,184     303,197
                                                                                               ----------- -----------
   Total liabilities and stockholder's equity                                                  $16,616,287 $11,456,628
                                                                                               =========== ===========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                   2004      2003      2002
                                                                 --------  --------  --------
REVENUES
Premiums                                                         $  8,668  $  5,788  $ 23,961
Universal life and investment-type product policy fees            158,657    88,441    33,761
Net investment income                                             207,400   199,039   173,387
Other revenues                                                     25,866       278       792
Net investment (losses)                                            (9,286)  (10,009)  (36,177)
                                                                 --------  --------  --------
   Total revenues                                                 391,305   283,537   195,724
                                                                 --------  --------  --------

EXPENSES
Policyholder benefits and claims                                   18,372     7,256    30,968
Interest credited to policyholder account balances                152,939   146,146   122,802
Other expenses                                                    178,469    74,458    59,947
                                                                 --------  --------  --------
   Total expenses                                                 349,780   227,860   213,717
                                                                 --------  --------  --------

Income (loss) before provision (benefit) for income taxes          41,525    55,677   (17,993)
Provision (benefit) for income taxes                               16,846    18,295    (9,034)
                                                                 --------  --------  --------
Income (loss) before cumulative effect of a change in accounting   24,679    37,382    (8,959)
Cumulative effect of a change in accounting, net of income taxes    2,068         -         -
                                                                 --------  --------  --------
Net income (loss)                                                $ 26,747  $ 37,382  $ (8,959)
                                                                 ========  ========  ========



                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                       ACCUMULATED
                                                                 ADDITIONAL               OTHER
                                                PREFERRED COMMON  PAID-IN   RETAINED  COMPREHENSIVE
                                                  STOCK   STOCK   CAPITAL   EARNINGS  INCOME (LOSS)   TOTAL
                                                --------- ------ ---------- --------  ------------- --------
Balance at January 1, 2002                        $200    $2,300  $ 48,047  $134,960     $ 6,101    $191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income (loss):
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                ------------------------------------------------------------
Balance at December 31, 2002                       200     2,300    48,047   126,001      31,212     207,760
 Capital contribution                                               50,000                            50,000
Comprehensive income:
 Net income                                                                   37,382                  37,382
 Other comprehensive income (loss):
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          8,055       8,055
                                                                                                    --------
 Comprehensive income                                                                                 45,437
                                                ------------------------------------------------------------
Balance at December 31, 2003                       200     2,300    98,047   163,383      39,267     303,197
 Capital contribution                                              300,000                           300,000
Comprehensive income:
 Net income                                                                   26,747                  26,747
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net
     of related offsets, reclassification
     adjustments and income taxes                                                         (3,760)     (3,760)
                                                                                                    --------
 Comprehensive income                                                                                 22,987
                                                ------------------------------------------------------------
Balance at December 31, 2004                      $200    $2,300  $398,047  $190,130     $35,507    $626,184
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003, AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                              2004         2003         2002
                                                                                          -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    26,747  $    37,382  $    (8,959)
 Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net        20,605       16,768        4,930
   Losses from sale of investments, net                                                         9,291       10,009       36,177
   Interest credited to other policyholder account balances                                   152,939      146,146      122,802
   Universal life and investment-type product policy fees                                    (158,657)     (88,441)     (33,761)
   Change in accrued investment income                                                           (274)      (8,375)      (5,275)
   Change in premiums and other receivables                                                (1,076,745)      (4,970)       3,304
   Change in deferred policy acquisition costs, net                                          (165,202)    (237,450)    (126,822)
   Change in insurance-related liabilities                                                     16,867        6,058       10,859
   Change in income taxes payable                                                             (28,826)     (52,649)     (42,048)
   Change in other assets                                                                     139,479       57,529       16,600
   Change in other liabilities                                                               (137,067)      21,011       53,133
 Other, net                                                                                       361          224
                                                                                          -----------  -----------  -----------
Net cash (used in) provided by operating activities                                        (1,200,482)     (96,758)      30,940
                                                                                          -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                         1,521,382    1,490,770      819,352
   Equity securities                                                                            1,828          353            -
   Mortgage loans on real estate                                                               72,211       54,189       20,428
 Purchases of:
   Fixed maturities                                                                        (1,481,828)  (2,418,070)  (1,536,851)
   Equity securities                                                                              (86)         (19)        (299)
   Mortgage loans on real estate                                                              (41,652)     (49,869)     (29,785)
   Other limited partnership interests                                                           (543)           -       (4,348)
 Net change in short-term investments                                                           6,916      (73,953)     (53,503)
 Net change in policy loans                                                                       809        2,165        1,354
 Net change in payable under securities loaned transactions                                   122,133      443,284      224,569
 Net change in other invested assets                                                            1,489       (5,630)       7,482
 Other, net                                                                                       (10)           -            -
                                                                                          -----------  -----------  -----------
Net cash provided by (used in) investing activities                                           202,649     (556,780)    (551,601)
                                                                                          -----------  -----------  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                 4,540,629    4,333,503    1,944,211
   Withdrawals                                                                             (3,898,460)  (3,571,465)  (1,532,552)
 Capital contribution from the Parent Company                                                 300,000       50,000            -
                                                                                          -----------  -----------  -----------
Net cash provided by financing activities                                                     942,169      812,038      411,659
                                                                                          -----------  -----------  -----------
Change in cash and cash equivalents                                                           (55,664)     158,500     (109,002)
Cash and cash equivalents, beginning of year                                                  199,952       41,452      150,454
                                                                                          -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                    $   144,288  $   199,952  $    41,452
                                                                                          ===========  ===========  ===========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year for:
   Interest                                                                               $     1,501  $     2,049  $     1,640
                                                                                          ===========  ===========  ===========
   Income taxes                                                                           $    (1,623) $   (12,260) $    28,256
                                                                                          ===========  ===========  ===========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      BASIS OF PRESENTATION

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives; (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"); (v) the liability for future policyholder benefits; (vi) the liability for litigation and regulatory matters; and
      (vii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from those estimates.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for recovery of its value to an amount equal or greater than the cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period that determination is made. These adjustments are recorded as investment losses.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets, which are primarily made up of collateral received under interest rate swap transactions, are reported at their estimated fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

      In a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the years ended December 31, 2004, 2003, and 2002.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 11%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The

      Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      REINSURANCE

      The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's financial statements at the date of adoption.

      Effective March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $2,068 thousand net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $2,908 thousand, including the cumulative effect of adoption.

      In April 2003, the FASB cleared Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.


      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      During 2003, the Company adopted FASB Interpretation No. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs") including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING). The Company's activities subject to this guidance have not been significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a significant impact on the Company's financial statements.

2.  INVESTMENTS

      FIXED MATURITIES AND EQUITY SECURITIES

      Fixed maturities and equity securities at December 31, 2004 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST       GAIN    LOSS     VALUE
                                             ---------- -------- ------- ----------
                                                     (DOLLARS IN THOUSANDS)
Fixed Maturities:
  U.S treasury/agency securities             $  202,561 $  1,663 $   645 $  203,579
  State and political subdivision securities     11,097       15      73     11,039
  U.S. corporate securities                   1,339,984   64,563   5,565  1,398,982
  Foreign government securities                  69,810    6,532     668     75,674
  Foreign corporate securities                  338,621   25,757   1,364    363,014
  Residential mortgage-backed securities        753,907    5,572   2,478    757,001
  Commercial mortgage-backed securities         274,820    2,389   1,516    275,693
  Asset-backed securities                       355,610    3,343     884    358,069
                                             ---------- -------- ------- ----------
    Total fixed maturities                   $3,346,410 $109,834 $13,193 $3,443,051
                                             ========== ======== ======= ==========
Equity Securities:
  Common stocks                              $        - $      7 $     - $        7
                                             ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST       GAIN    LOSS     VALUE
                                             ---------- -------- ------- ----------
                                                     (DOLLARS IN THOUSANDS)
Fixed Maturities:
  U.S treasury/agency securities             $   57,399 $  2,886 $    75 $   60,210
  State and political subdivision securities      9,979       21       -     10,000
  U.S. corporate securities                   1,423,547   76,237   5,405  1,494,379
  Foreign government securities                  74,431    6,311   2,153     78,589
  Foreign corporate securities                  337,736   25,826   1,626    361,936
  Residential mortgage-backed securities        832,042    7,753   6,323    833,472
  Commercial mortgage-backed securities         320,465    3,485   2,698    321,252
  Asset-backed securities                       358,078    6,381   1,626    362,833
                                             ---------- -------- ------- ----------
    Total fixed maturities                   $3,413,677 $128,900 $19,906 $3,522,671
                                             ========== ======== ======= ==========
Equity Securities:
  Common stocks                              $    1,660 $    367 $     - $    2,027
                                             ========== ======== ======= ==========

      The Company held foreign currency derivatives with notional amounts of $17,909 thousand to hedge the exchange rate risk associated with foreign bonds and loans for years ended December 31, 2004 and 2003, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $213,323 thousand and $247,679 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $14,611 thousand and $12,569 thousand at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $2,852 thousand and $2,070 thousand, at December 31, 2004 and 2003, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    COST OR    ESTIMATED
                                                   AMORTIZED     FAIR
                                                     COST        VALUE
                                                   ----------  ----------
                                                   (DOLLARS IN THOUSANDS)
       Due in one year or less                     $  160,329  $  161,917
       Due after one year through five years          959,008     982,664
       Due after five years through ten years         545,411     575,858
       Due after ten years                            297,325     331,849
                                                   ----------  ----------
           Subtotal                                 1,962,073   2,052,288
       Mortgage-backed and asset-backed securities  1,384,337   1,390,763
                                                   ----------  ----------
           Total bonds                             $3,346,410  $3,443,051
                                                   ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities and equity securities classified as available-for sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                     ----------------------------
                                       2004      2003      2002
                                     --------  --------  --------
                                        (DOLLARS IN THOUSANDS)
             Proceeds                $473,047  $466,262  $344,356
             Gross investment gains  $  6,080  $  7,703  $  8,806
             Gross investment losses $ (9,531) $(10,993) $(22,705)

      Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $1,387 thousand, $1,852 thousand, and $20,098 thousand, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                   DECEMBER 31, 2004
                                           -----------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                           --------------------- --------------------- ---------------------
                                                        GROSS                 GROSS                 GROSS
                                           ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                           FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                           ---------- ---------- ---------- ---------- ---------- ----------
                                                                (DOLLARS IN THOUSANDS)
U.S treasury/agency securities             $  107,590   $  645    $      -    $    -   $  107,590  $   645
State and political subdivision securities      9,917       73           -         -        9,917       73
U.S. corporate securities                     332,675    3,488      40,496     2,077      373,171    5,565
Foreign government securities                   5,284       12       9,345       656       14,629      668
Foreign corporate securities                   48,132      614      21,584       750       69,716    1,364
Residential mortgage-backed securities        276,248    1,716      34,381       762      310,629    2,478
Commercial mortgage-backed securities         134,304      962      16,690       554      150,994    1,516
Asset-backed securities                       100,281      854       1,970        30      102,251      884
                                           ----------   ------    --------    ------   ----------  -------
   Total fixed maturities                  $1,014,431   $8,364    $124,466    $4,829   $1,138,897  $13,193
                                           ==========   ======    ========    ======   ==========  =======
Total number of securities in an
  unrealized loss position                        194                   31                    225
                                           ==========             ========             ==========

                                                       DECEMBER 31, 2003
                               -----------------------------------------------------------------
                                                      EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                               --------------------- --------------------- ---------------------
                                            GROSS                 GROSS                 GROSS
                               ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                               FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                               ---------- ---------- ---------- ---------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
U.S treasury/agency securities  $ 13,620   $    75    $     -     $    -   $   13,620  $    75
U.S. corporate securities        261,803     4,696      6,286        709      268,089    5,405
Foreign government securities     14,039     2,153          -          -       14,039    2,153
Foreign corporate securities      52,402     1,393     12,953        233       65,355    1,626
Residential mortgage-backed
  securities                     363,680     5,977      9,880        346      373,560    6,323
Commercial mortgage-backed
  securities                     161,184     2,682     12,484         16      173,668    2,698
Asset-backed securities           90,572     1,337      8,015        289       98,587    1,626
                                --------   -------    -------     ------   ----------  -------
   Total fixed maturities       $957,300   $18,313    $49,618     $1,593   $1,006,918  $19,906
                                ========   =======    =======     ======   ==========  =======

      SECURITIES LENDING PROGRAM

      The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $741,205 thousand and $622,695 thousand and an estimated fair value of $762,186 thousand and $640,701 thousand were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $789,986 thousand and $667,853 thousand at December 31, 2004 and 2003 respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,269 thousand and $5,158 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                               DECEMBER 31,
                                     --------------------------------
                                           2004             2003
                                     ---------------  ---------------
                                      AMOUNT  PERCENT  AMOUNT  PERCENT
                                     -------- ------- -------- -------
                                          (DOLLARS IN THOUSANDS)
         Commercial mortgage loans   $309,485    77%  $349,995    81%
         Agricultural mortgage loans   93,773    23%    83,213    19%
                                     --------   ---   --------   ---
           Total                      403,258   100%   433,208   100%
                                                ===              ===
         Less: Valuation allowances     1,201            1,235
                                     --------         --------
           Mortgage loans            $402,057         $431,973
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2004, 31%, 12% and 8% of the properties were located in California, Rhode Island and Delaware, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2004      2003    2002
                                           ------   -------  ------
                                           (DOLLARS IN THOUSANDS)
              Balance at beginning of year $1,235   $ 2,048  $    -
              Additions                         -     2,225   2,048
              Deductions                      (34)   (3,038)      -
                                           ------   -------  ------
              Balance at end of year       $1,201   $ 1,235  $2,048
                                           ======   =======  ======

      A portion of the Company's mortgage loans on real estate was impaired without valuation allowances and consisted of $3,864 thousand and $3,679 thousand at December 31, 2004 and 2003, respectively.

      The average investment in impaired mortgage loans on real estate was $3,889 thousand, $3,875 thousand and $3,682 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired mortgage loans was $262 thousand, $289 thousand and $806 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      The investment in restructured mortgage loans on real estate was $3,864 thousand and $3,679 thousand at December 31, 2004 and 2003, respectively. Interest income of $262 thousand, $373 thousand and $282 thousand was recognized on restructured loans for the years ended December 31, 2004, 2003, and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $262 thousand, $358 thousand and $282 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure at December 31, 2004 and 2003.

      FUNDS WITHHELD AT INTEREST

      There were no funds withheld at interest included in other invested assets at December 31, 2004. Included in other invested assets at December 31, 2003, were funds withheld at interest of $7 thousand.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2004     2003     2002
                                                    -------- -------- --------
                                                      (DOLLARS IN THOUSANDS)
  Fixed maturities                                  $176,222 $165,910 $138,069
  Equity securities                                       85        -        -
  Mortgage loans on real estate                       33,849   32,474   30,950
  Policy loans                                         1,903    1,756    1,813
  Cash, cash equivalents and short-term investments    5,878    5,770    3,424
  Other                                                  118        -        -
                                                    -------- -------- --------
    Total                                            218,055  205,910  174,256
  Less: Investment expenses                           10,655    6,871      869
                                                    -------- -------- --------
    Net investment income                           $207,400 $199,039 $173,387
                                                    ======== ======== ========

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                           YEARS ENDED DECEMBER 31,
                                         ---------------------------
                                           2004     2003      2002
                                         -------  --------  --------
                                            (DOLLARS IN THOUSANDS)
           Fixed maturities              $(4,921) $ (5,401) $(33,476)
           Equity securities                  83       259      (521)
           Mortgage loans on real estate     (81)   (2,708)   (2,048)
           Derivatives                    (4,367)   (2,161)     (151)
           Other                               -         2        19
                                         -------  --------  --------
             Total net investment losses $(9,286) $(10,009) $(36,177)
                                         =======  ========  ========

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                              YEARS ENDED DECEMBER 31,
                                            ----------------------------
                                              2004      2003      2002
                                            --------  --------  --------
                                               (DOLLARS IN THOUSANDS)
      Fixed maturities                      $ 96,295  $110,105  $ 88,232
      Equity securities                            7       367       194
      Derivatives                             (3,999)   (2,211)        -
                                            --------  --------  --------
        Total                                 92,303   108,261    88,426
                                            --------  --------  --------
      Amounts allocable to:
      Deferred policy acquisition costs      (37,677)  (47,850)  (40,408)
      Deferred income taxes                  (19,119)  (21,144)  (16,806)
                                            --------  --------  --------
        Total                                (56,796)  (68,994)  (57,214)
                                            --------  --------  --------
          Net unrealized investment gains   $ 35,507  $ 39,267  $ 31,212
                                            ========  ========  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2004      2003     2002
                                                     --------  -------  --------
                                                        (DOLLARS IN THOUSANDS)
Balance, beginning of year                           $ 39,267  $31,212  $  6,101
Unrealized investment gains (losses) during the year  (15,958)  19,835    73,882
Unrealized investment gains (losses) relating to:
  Deferred policy acquisition costs                    10,173   (7,442)  (35,836)
Deferred income taxes                                   2,025   (4,338)  (12,935)
                                                     --------  -------  --------
Balance, end of year                                 $ 35,507  $39,267  $ 31,212
                                                     ========  =======  ========
Net change in unrealized investment gains (losses)   $ (3,760) $ 8,055  $ 25,111
                                                     ========  =======  ========

      VARIABLE INTEREST ENTITIES

      As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46(r) did not require the Company to consolidate any VIEs.

      The following table presents the total assets of and the maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                            AS OF DECEMBER 31, 2004
                                          ---------------------------
                                            TOTAL    MAXIMUM EXPOSURE
                                          ASSETS (1)   TO LOSS (2)
                                          ---------- ----------------
                                            (DOLLARS IN THOUSANDS)
           Other Limited Partnerships (3)   $4,726        $    -
                                            ------        ------
                                            $4,726        $    -
                                            ======        ======

             (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

             (2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

             (3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amount and fair value of derivative financial instruments held at:

                             DECEMBER 31, 2004           DECEMBER 31, 2003
                        --------------------------- ---------------------------
                                   CURRENT MARKET              CURRENT MARKET
                                   OR FAIR VALUE               OR FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                        (DOLLARS IN THOUSANDS)
 Interest rate swaps    $  7,002  $137    $    -    $      -  $ -     $    -
 Interest rate caps            -     -         -     150,000   10          -
 Financial futures        83,600     -     1,430     106,500    -      2,051
 Foreign currency swaps   17,909     -     5,218      17,909    -      2,813
 Credit default swaps      3,400   127         -           -    -          -
                        --------  ----    ------    --------  ---     ------
   Total                $111,911  $264    $6,648    $274,409  $10     $4,864
                        ========  ====    ======    ========  ===     ======

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                             REMAINING LIFE
                       -----------------------------------------------------------
                                AFTER ONE YEAR AFTER FIVE YEARS
                       ONE YEAR    THROUGH         THROUGH      AFTER TEN
                       OR LESS    FIVE YEARS      TEN YEARS       YEARS    TOTAL
                       -------- -------------- ---------------- --------- --------
                                         (DOLLARS IN THOUSANDS)
Interest rate swaps    $     -      $    -         $ 7,002         $-     $  7,002
Financial futures       83,600           -               -          -       83,600
Foreign currency swaps   4,485       1,381          12,043          -       17,909
Credit default swaps         -       3,400               -          -        3,400
                       -------      ------         -------         --     --------
  Total                $88,085      $4,781         $19,045         $-     $111,911
                       =======      ======         =======         ==     ========

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level.

      In exchange-traded Treasury and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

      Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

      In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amounts and fair values of derivatives by type of hedge designation at:

                           DECEMBER 31, 2004        DECEMBER 31, 2003
                        ------------------------ ------------------------
                                   FAIR VALUE               FAIR VALUE
                        NOTIONAL --------------- NOTIONAL ---------------
                         AMOUNT  ASSET LIABILITY  AMOUNT  ASSET LIABILITY
                        -------- ----- --------- -------- ----- ---------
                                     (DOLLARS IN THOUSANDS)
       Type of Hedge
         Fair value     $  4,485 $  -   $  766   $112,366  $ -   $2,509
         Cash flow        12,043    -    4,095     12,043    -    2,355
         Non-qualifying   95,383  264    1,787    150,000   10        -
                        -------- ----   ------   --------  ---   ------
           Total        $111,911 $264   $6,648   $274,409  $10   $4,864
                        ======== ====   ======   ========  ===   ======

      The following table provides the settlement payments recorded in income for the:

                                               YEARS ENDED DECEMBER 31,
                                               -----------------------
                                                2004     2003    2002
                                                -----    -----   ----
                                               (DOLLARS IN THOUSANDS)
             Qualifying hedges:
               Net investment income           $(423)   $(420)   $  -
             Non-qualifying hedges:
               Net investment gains and losses    24      (66)    (48)
                                                -----    -----   ----
                 Total                         $(399)   $(486)   $(48)
                                                =====    =====   ====

      FAIR VALUE HEDGES

      The Company designates and accounts for foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments as fair value hedges when they have met the requirements of SFAS 133.

      The Company recognized Net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           -----------------------
                                                            2004         2003
                                                             -----       -------
                                                           (DOLLARS IN THOUSANDS)
      Changes in the fair value of fair value hedges       $(308)      $(2,509)
      Changes in the items hedged by fair value hedges       156           427
                                                             -----       -------
      Net ineffectiveness of fair value hedging activities $(152)      $(2,082)
                                                             =====       =======

      The Company did not have any fair value hedges at December 31, 2002.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      CASH FLOW HEDGES

      The company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

      For the years ended December 31, 2004 and 2003, the Company recognized Net investment gains (losses) of $48 thousand and ($144) thousand, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivatives gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments. The Company did not have any cash flow hedges at December 31, 2002.

      Presented below is a roll forward of the components of Other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2004         2003
                                                               -------       -----
                                                             (DOLLARS IN THOUSANDS)
   Other comprehensive income (loss) balance at the
     beginning of the year                                   $  (673)      $   -
   Gains (losses) deferred in other comprehensive income
     (loss) on the effective portion of cash flow hedges      (3,326)       (673)
                                                               -------       -----
   Other comprehensive income (losses) balance at the end of
     the year                                                $(3,999)      $(673)
                                                               =======       =====

      At December 31, 2004, approximately $211 thousand of the deferred net gains on derivatives accumulated in Other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and Treasury futures to minimize its exposure to interest rate volatility and (ii) RSATs to synthetically create investments.

      For the years ended December 31, 2004, 2003 and 2002, the Company recognized as Net investment losses changes in fair value of ($6,101) thousand, ($0) thousand and ($104) thousand, respectively, related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding DAC for the years ended December 31, 2004, 2003 and 2002 is as follows (dollars in thousands):

                Balance at January 1, 2002             $181,256
                Capitalizations                         128,517
                                                       --------
                    Total                               309,773
                                                       --------
                Amortization related to:
                  Unrealized investment gains (losses)   35,836
                  Other expenses                          1,695
                                                       --------
                    Total amortization                   37,531
                                                       --------
                Balance at December 31, 2002            272,242
                Capitalizations                         248,954
                                                       --------
                    Total                               521,196
                                                       --------
                Amortization related to:
                  Net investment gains (losses)          (1,878)
                  Unrealized investment gains (losses)    7,442
                  Other expenses                         13,383
                                                       --------
                    Total amortization                   18,947
                                                       --------
                Balance at December 31, 2003            502,249
                Capitalizations                         281,067
                                                       --------
                    Total                               783,316
                                                       --------
                Amortization related to:
                  Net investment gains (losses)          (1,510)
                  Unrealized investment gains (losses)  (10,173)
                  Other expenses                        116,913
                                                       --------
                    Total amortization                  105,230
                                                       --------
                  Dispositions and other                   (461)
                                                       --------
                Balance at December 31, 2004           $677,625
                                                       ========

      Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions and methodology used in establishing DAC amortization. During 2004 the Company entered into a new reinsurance treaty with an affiliated party and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumption, the Company re-estimated the cumulative amortization and recorded a cumulative charge to the current period of $74 million, before income tax, causing an increase in amortization related to other expenses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 93,690
              Capitalization                        64,800
              Amortization                         (15,602)
                                                  --------
              Balance at December 31, 2004        $142,888
                                                  ========

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

   ANNUITY CONTRACTS

                                                      DECEMBER 31, 2004
                                                --------------------------
                                                IN THE EVENT        AT
                                                  OF DEATH     ANNUITIZATION
                                                ------------   -------------
                                                   (DOLLARS IN THOUSANDS)
   RETURN OF NET DEPOSITS
     Separate account value                      $4,000,933            N/A
     Net amount at risk                          $    9,348(1)         N/A
     Average attained age of contractholders       60 years            N/A

   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
     Separate account value                      $6,341,749     $7,697,028
     Net amount at risk                          $   66,365(1)  $   24,094(2)
     Average attained age of contractholders       61 years       58 years

             (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

             (2) The net amount at risk for guarantees of amounts at
                 annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts are as follows:

                                              ANNUITY CONTRACTS
                                       ------------------------------
                                       GUARANTEED  GUARANTEED
                                         DEATH    ANNUITIZATION
                                        BENEFITS    BENEFITS    TOTAL
                                       ---------- ------------- -----
                                           (DOLLARS IN THOUSANDS)
          Balance at January 1, 2004      $ 92        $ 570     $ 662
          Incurred guaranteed benefits     (92)        (570)     (662)
                                          ----        -----     -----
          Balance at December 31, 2004    $  -        $   -     $   -
                                          ====        =====     =====

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  MUTUAL FUND GROUPINGS
                    Equity                    $7,455,862
                    Bond                         694,960
                    Balanced                     415,658
                    Money Market                 110,459
                    Specialty                     70,280
                                              ----------
                      Total                   $8,747,219
                                              ==========

      SEPARATE ACCOUNTS

      Separate accounts include pass-through separate accounts totaling $10,290,845 thousand and $6,368,724 thousand at December 31, 2004 and 2003 respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $158,657 thousand, $88,441 thousand and $33,761 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 75% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                      2004     2003     2002
                                                    -------  -------  -------
                                                      (DOLLARS IN THOUSANDS)
 Direct premiums                                    $14,231  $10,886  $28,835
 Reinsurance ceded                                   (5,563)  (5,098)  (4,874)
                                                    -------  -------  -------
 Net premiums                                       $ 8,668  $ 5,788  $23,961
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 1,414  $ 3,567  $ 4,910
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $35,242 thousand and $31,793 thousand at December 31, 2004 and 2003, respectively.

6.  DEBT

      Debt consisted of the following:

                                                               DECEMBER 31,
                                                              ----------------------
                                                               2004        2003
                                                                -------    -------
                                                              (DOLLARS IN THOUSANDS)
  Surplus notes, interest rate 5%, maturity date upon request $25,000     $25,000
  Surplus notes, interest rate LIBOR plus .75%, maturity date
    upon request                                               10,000      10,000
                                                                -------    -------
    Total long-term debt                                      $35,000     $35,000
                                                                =======    =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Delaware Superintendent of Insurance, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      Interest expense related to the Company's indebtedness, included in other expenses, was $1,501 thousand, $2,049 thousand and $1,640 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

7.  INCOME TAXES

      The provision (benefit) for income taxes for operations was as follows:

                                              YEARS ENDED DECEMBER 31,
                                            ----------------------------
                                              2004      2003      2002
                                            --------  --------  --------
                                               (DOLLARS IN THOUSANDS)
       Current:
         Federal                            $(90,974) $ 55,612  $ 15,353
         State                                 3,716     2,507         -
       Deferred:
         Federal                              99,654   (38,540)  (24,387)
         State                                 4,450    (1,284)        -
                                            --------  --------  --------
       Provision (benefit) for income taxes $ 16,846  $ 18,295  $ (9,034)
                                            ========  ========  ========

      Income tax (benefit) provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                   YEARS ENDED DECEMBER 31,
                                                  -------------------------
                                                    2004     2003     2002
                                                  -------  -------  -------
                                                    (DOLLARS IN THOUSANDS)
   Tax provision (benefit) at U.S. statutory rate $14,534  $19,487  $(6,298)
   Tax effect of:
     Tax exempt investment income                  (3,366)  (2,212)  (2,735)
     State tax net of federal benefit               5,308      795        -
     Other, net                                       370      225       (1)
                                                  -------  -------  -------
   Provision (benefit) for income taxes           $16,846  $18,295  $(9,034)
                                                  =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                         DECEMBER 31,
                                                      ----------------------
                                                        2004        2003
                                                       --------    --------
                                                      (DOLLARS IN THOUSANDS)
       Deferred income tax assets:
           Policyholder liabilities and receivables   $164,773    $218,403
           Other, net                                    1,407       1,878
                                                       --------    --------
                                                       166,180     220,281
                                                       --------    --------
       Deferred income tax liabilities:
           Deferred policy acquisition costs           212,505     158,701
           Investments                                  13,678      16,366
           Net unrealized investment gains              19,119      21,144
           Other, net                                        -       1,284
                                                       --------    --------
                                                       245,302     197,495
                                                       --------    --------
       Net deferred income tax asset (liability)      $(79,122)   $ 22,786
                                                       ========    ========

      The Company joined MetLife's includable affiliates in filing a federal income tax return. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amounts due to
      (from) affiliates are $175,083 thousand and ($32,021) thousand in 2004 and 2003, respectively.

      All years through and including 2000 are closed and no longer subject to Internal Revenue Service audit. The years 2001 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

8.  COMMITMENTS AND CONTINGENCIES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

      The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were approximately $110 thousand and $652 thousand at December 31, 2004 and December 31, 2003, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

      GUARANTEES

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant and thus no liabilities were recorded. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

      In conjunction with replication synthetic asset transaction, as described in Note 3, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits become worthless, is $3,400 thousand at December 31, 2004. The credit default swaps expire at various times during the next three years.

9.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. Since the Company statutory unassigned funds surplus is less than zero, the Company cannot pay any dividends without prior approval of the Commissioner.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net loss of the Company, a Delaware domiciled insurer, was $200,656 thousand for the year ended December 31, 2004. Statutory net income of the Company was $101,210 thousand and $13,402 thousand for the years ended December 31, 2003 and 2002, respectively. Statutory capital and surplus was $381,550 thousand and $295,857 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2004      2003     2002
                                                         --------  -------  --------
                                                            (DOLLARS IN THOUSANDS)
Holding gains (losses) on investments arising during the
  year                                                   $(43,403) $(2,590) $ 34,331
Income tax effect of holding gains (loss)                  15,191      906   (11,657)
Reclassification adjustments:
  Recognized holding losses included in current year
    income                                                  6,126    4,377    34,084
  Amortization of premiums and accretion of discounts
    associated with investments                            21,319   18,048     5,467
  Income tax effect                                        (9,605)  (7,849)  (13,605)
Allocation of holding losses on investments relating to
  other policyholder amounts                               10,173   (7,442)  (35,836)
Income tax effect of allocation of holding gains or
  losses to other policyholder amounts                     (3,561)   2,605    12,327
                                                         --------  -------  --------
Other comprehensive income (loss)                        $ (3,760) $ 8,055  $ 25,111
                                                         ========  =======  ========

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                             -------------------------------
                                                2004       2003       2002
                                             ---------  ---------  ---------
                                                  (DOLLARS IN THOUSANDS)
  Commissions                                $ 237,576  $ 216,491  $ 116,733
  Interest and debt issue costs                  1,501      2,049      1,640
  Amortization of policy acquisition costs     115,403     11,505      1,695
  Capitalization of policy acquisition costs  (281,067)  (248,954)  (128,517)
  Rent, net of sublease income                       -          -       (122)
  Other                                        105,056     93,367     68,518
                                             ---------  ---------  ---------
    Total other expenses                     $ 178,469  $  74,458  $  59,947
                                             =========  =========  =========

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                NOTIONAL  CARRYING  ESTIMATED
                                                 AMOUNT    VALUE    FAIR VALUE
 DECEMBER 31, 2004                              -------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
 ASSETS:
   Fixed maturities                                      $3,443,051 $3,443,051
   Equity securities                                              7          7
   Mortgage loans on real estate                            402,057    431,471
   Policy loans                                              34,959     34,959
   Short-term investments                                   130,374    130,374
   Cash and cash equivalents                                144,288    144,288
   Commitments to fund partnership investments    $110            -          -
 LIABILITIES:
   Policyholder account balances                          4,590,613  4,262,400
   Long-term debt                                            35,000     35,000
   Payable under securities loaned transactions             789,986    789,986


                                                NOTIONAL  CARRYING  ESTIMATED
                                                 AMOUNT    VALUE    FAIR VALUE
 DECEMBER 31, 2003                              -------- ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
 ASSETS:
   Fixed maturities                                      $3,522,671 $3,522,671
   Equity securities                                          2,027      2,027
   Mortgage loans on real estate                            431,973    467,190
   Policy loans                                              35,768     35,768
   Short-term investments                                   137,295    137,295
   Cash and cash equivalents                                199,952    199,952
   Commitments to fund partnership investments    $652            -          -
 LIABILITIES:
   Policyholder account balances                          3,769,822  3,317,970
   Long-term debt                                            35,000     35,000
   Payable under securities loaned transactions             667,853    667,853

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

      LONG-TERM DEBT AND PAYABLES UNDER SECURITIES LOANED TRANSACTIONS

      The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments, including financial futures, foreign currency swaps and interest rate caps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2004, 2003 and 2002. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 for the Company, recorded in other expenses, were $108,653 thousand, $94,935 thousand and $58,728 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      The Company received a cash capital contribution of $300,000 thousand and $50,000 thousand from MLIG for the year ended 2004 and 2003, respectively. There were no capital contributions for the year ended 2002.

13. SUBSEQUENT EVENT

      Effective January 1, 2005, the Company entered into a reinsurance agreement with General American Life Insurance Company ("GALIC"), an affiliate. The Company assumed 100% of GALIC's liabilities, net of existing reinsurance, for certain guaranteed level term, universal life and joint survivorship policies issued on and after January 1, 2000. Concurrently, the Company entered into a reinsurance agreement with Exeter Reassurance Company ("Exeter"), an affiliate, under which Exeter will reinsure a 100% quota share of the secondary guarantee risks, net of existing reinsurance, associated with the universal life business assumed from GALIC.

      The Company issued a $400 million surplus note to MetLife on March 15, 2005, to provide the necessary funding for the reinsurance transactions. The surplus note was issued at par, at a rate per annum of 7.349%, with a maturity date of April 1, 2035.

Part C                    OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Statement of Assets and Liabilities as of December 31, 2004.

      3.   Statement of Operations for the year ended December 31, 2004.

      4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

      5.   Notes to Financial Statements

The following consolidated financial statements of the Company are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Balance Sheets as of December 31, 2004 and 2003.

      3. Statements of Income for the years ended December 31, 2004, 2003 and 2002.

      4.   Statements of Shareholder's Equity for the years ended
           December 31, 2004, 2003 and 2002.

      5.   Statements of Cash Flows for the years ended December
           31, 2004, 2003 and 2002.

      6.   Notes to Financial Statements


b.         Exhibits
           ---------------------------------------------------------------

     1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account(adopted May 18, 2004)(6)

     2.   Not Applicable

     3.   Form of Principal Underwriter's Agreement (2)

     4.  (a)(i) Form of 226 RI Contract (1)

         (ii)  Form of 226 RI Certificate and Riders (1)

     5.  (i)   Form of Group Variable Annuity Application (1)

         (ii)  Form of Certificate Variable Annuity Application (1)

     6.  (i)   Copy of Restated Articles of Incorporation of the Company (6)

         (ii)  Copy of the Bylaws of the Company (6)

         (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79.

         (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80.

         (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (6)

         (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

         (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (6)

         (viii)Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to
               MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (6)

    7.   (i)   Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Metropolitan Life Insurance Company (4)

         (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (4)

    8.   (i)   Form of Participation Agreement among Metropolitan Series
               Fund, Inc., Metropolitan Life Insurance Company and Security
               First Life Insurance Company (now called MetLife Investors USA
               Insurance Company (3)

         (ii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company effective 2-12-01 (6)

    9.   Opinion and Consent of Counsel (5)

   10.   (i)   Consent of Independent Registered Public Accounting Firm
               (filed herewith)

         (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

         (iii) Consent of Counsel (Metlife Investors USA Insurance Company) (filed herewith)

    11.  Not Applicable

    12.  Not Applicable

    13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (5)

   (1) All previously filed Exhibits to MetLife Investors USA Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

   (2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 8911-03365) filed electronically on March 21, 2001

   (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 13, 2001.

   (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically April 30,2003.

   (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos.333-54464 and 811-05200) filed electronically on April 27, 2004.

   (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
260 Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Executive Vice President and
501 Boylston Street                         Director
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Helayne F. Klier                            Executive Vice President
260 Madison Avenue
New York, NY 10010

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Brian C. Kiel                               Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                            Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson                            Vice President
501 Boylston Street
Boston, MA 02116

Debora L. Buffington                        Vice President, Director of
22 Corporate Plaza Drive                    Compliance
Newport Beach, CA  92660

Roberto Baron                               Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Leonard M. Bakal                            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Henryk K. Sulikowski, Jr.                   Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Deron J. Richens                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OF REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 50,631 qualified contact owners and 56 non-qualified contract owners.

ITEM 28.    Indemnification

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Acocunt Twenty-Eight
   General American Separate Account Twenty-Nine
   General American Separate Account Two
   Security Equity Separate Account Twenty-Six
   Security Equity Separate Account Twenty-Seven
   Separate Account A of Paragon Life
   Separate Account B of Paragon Life
   Separate Account C of Paragon Life
   Separate Account D of Paragon Life

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------
Michael K. Farrell                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Craig W. Markham                          Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                        Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Leslie Sutherland                         President
1 Metlife Plaza
Long Island City NY 11101

Timothy A. Spangenberg                    Executive Vice President,
13045 Tesson Ferry Road                   Chief Financial Officer
St. Louis, MO 63128

Elizabeth M. Forget                       Executive Vice President,
260 Madison Avenue                        Chief Marketing Officer
New York, NY 10016

Edward C. Wilson                          Executive Vice President,
22 Corporate Plaza Drive                  Chief Distribution Officer
Newport Beach, CA 92660

Paul A. LaPiana                           Executive Vice President,
22 Corporate Plaza Drive                  Life Insurance Distribution Division
Newport Beach, CA 92660

Helayne F. Klier                          Executive Vice President
260 Madison Avenue
New York, NY 10016

Richard C. Pearson                        Executive Vice President,
22 Corporate Plaza Drive                  General Counsel, Secretary
Newport Beach, CA 92660

Anthony J. Williamson                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Charles M. Deuth                          Vice President, National Accounts
22 Corporate Plaza Drive                  and Director
Newport Beach, CA 92660

Deborah L. Buffington                     Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                  (2)               (3)            (4)           (5)
  Name of         Net Underwriting
 Principal         Discounts and      Compensation     Brokerage       Other
Underwriter         Commissions       on Redemption   Commissions   Compensation

MetLife Investors   $183,550,302            $0             $0            $0
Distribution
Company

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant
(b) MetLife Annuity Operations, 2700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
(d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92260
(e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive,
    Newport Beach, CA 92260
(f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607
(g) MetLife, 501 Boylston Street, Boston, MA 02116
(h) MetLife, 200 Park Avenue, New York, NY 10166
(i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31.    MANAGEMENT SERVICES

Not applicable.

ITEM 32.    UNDERTAKINGS

Registrant makes the following undertaking:

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove or sent for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2005.


                              METLIFE INVESTORS USA SEPARATE ACCOUNT A
                               (Registrant)

                         By:  METLIFE INVESTORS USA INSURANCE COMPANY

                         By:  /s/ MICHAEL K. FARRELL
                              -----------------------------------------

                              METLIFE INVESTORS USA INSURANCE COMPANY
                               Depositor

                          By: /s/ MICHAEL K. FARRELL
                              -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ MICHAEL K. FARRELL*       Chairman of the Board, Chief Executive         4-25-05
-----------------------------  Officer, President and Director              --------
Michael K. Farrell                                                           Date

/s/ JAMES P. BOSSERT*          Executive Vice President and Chief Financial  4-25-05
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                        Date

/s/ SUSAN A. BUFFUM*          Director                                       4-25-05
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       4-25-05
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                       4-25-05
----------------------------                                                --------
Elizabeth M. Forget

/s/ GEORGE FOULKE*            Director                                       4-25-05
----------------------------                                                --------
George Foulke                                                                 Date

/s/ HUGH C. MCHAFFIE*          Director                                      4-25-05
----------------------------                                                --------
Hugh C. McHaffie                                                              Date

/s/ RICHARD C. PEARSON*        Director                                      4-25-05
----------------------------                                                --------
Richard C. Pearson                                                            Date

/s/ JEFFREY A. TUPPER*         Director                                      4-25-05
----------------------------                                                --------
Jeffrey A. Tupper                                                             Date


                                    *By: /s/ JOHN E. CONNOLLY, JR.
                                         ---------------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact


*  MetLife Investors USA Insurance Company. Executed by John E. Connolly, Jr.,
   Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment
   No. 5 on Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on
   April 27, 2004.

                                INDEX TO EXHIBITS

EX-99.B10(i)   Consent of Independent Registered Public Accounting Firm
EX-99.B10(ii)  Consent of Counsel
EX-99.B10(iii) Consent of Sutherland Asbill & Brennan LLP